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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                           811-2729
       ---------------------------------------------------------


                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Address of principal executive offices) (Zip code)

  Robert H. Graham    11 Greenway Plaza  Suite 100   Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:        8/31
                         ---------------------

Date of reporting period:      8/31/03
                         ---------------------

                                   [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                              CASH MANAGEMENT CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.




                                                                        GAP-AR-3

[AIM LOGO APPEARS HERE]
--Servicemark--


LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government &
ROBERT H.           Agency Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 59-day range; at the close of the reporting period, the WAM stood at 47 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $740.8 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*


                                                                  Monthly    Seven-Day
                                                                  Yield      SEC Yield
Government & Agency Portfolio                                       0.90%    0.90%
Cash Management Class
iMoneyNet Money Fund Averages--Trademark--                          0.32%    0.33%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--                          0.63%    0.63%
Government Only/Institutions Only



================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.





                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,


/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--35.58%

FEDERAL FARM CREDIT BANK--0.97%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,569,057
===================================================================================
FEDERAL HOME LOAN BANK--9.88%

Debentures,
  1.50%                                        11/06/03     20,000       19,998,734
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,031,467
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  3.38%                                        05/14/04     41,805       42,392,775
-----------------------------------------------------------------------------------
  1.30%                                        06/28/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.30%                                        07/02/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.15%                                        10/31/03     42,744       42,661,718
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.96%(b)                                     09/15/03     25,000       24,999,522
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04      9,295        9,446,902
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        7,067,757
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,036,570
===================================================================================
                                                                        310,635,445
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.37%

Reference Bills,(a)
  1.04%                                        09/11/03     35,000       34,989,889
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.01%                                        10/09/03     27,500       27,470,537
-----------------------------------------------------------------------------------
  1.04%                                        10/15/03      5,000        4,993,644
-----------------------------------------------------------------------------------
  1.02%                                        12/15/03     20,000       19,940,500
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Global Notes,
  6.38%                                        11/15/03   $ 20,000   $   20,197,113
-----------------------------------------------------------------------------------
  3.75%                                        04/15/04     20,000       20,308,432
-----------------------------------------------------------------------------------
  6.25%                                        07/15/04     20,000       20,879,093
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                        168,779,208
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.93%

Unsec. Disc. Notes,(a)
  1.05%                                        10/01/03     50,000       49,956,250
-----------------------------------------------------------------------------------
  1.03%                                        10/22/03     35,000       34,948,929
-----------------------------------------------------------------------------------
  1.06%                                        11/05/03     30,000       29,942,583
-----------------------------------------------------------------------------------
  0.88%                                        12/17/03     50,000       49,869,222
-----------------------------------------------------------------------------------
  1.19%                                        02/06/04     25,000       24,869,762
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,767,014
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,818,717
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     25,000       24,732,861
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.03%(c)                                     01/28/05     25,000       24,991,158
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.13%                                        11/15/03     30,000       30,100,436
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     75,000       76,274,110
-----------------------------------------------------------------------------------
  3.63%                                        04/15/04     16,000       16,233,486
===================================================================================
                                                                        406,504,528
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--1.58%

Gtd. Floating Rate Notes,(d)(e)
  1.11%                                        01/15/09      6,820        6,820,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP.-(CONTINUED)

Gtd. Floating Rate Participation Ctfs.,(d)(e)
  1.08%                                        11/15/13   $ 26,595   $   26,595,318
-----------------------------------------------------------------------------------
  1.08%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.08%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         49,815,318
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION--4.85%

Floating Rate Notes,(e)
  1.05%                                        10/16/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.07%                                        11/20/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Global Notes,
  5.00%                                        06/30/04     26,625       27,458,932
===================================================================================
                                                                        152,458,932
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,118,762,488)                                           1,118,762,488
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,118,762,488)                               1,118,762,488
===================================================================================

REPURCHASE AGREEMENTS--64.37%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(g)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(h)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(i)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.05%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(l)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.07%(n)                                     09/02/03   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(o)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     09/02/03    374,186      374,185,889
===================================================================================
    Total Repurchase Agreements (Cost
      $2,024,185,889)                                                 2,024,185,889
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $3,142,948,377)(q)                                                  3,142,948,377
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                       1,704,500
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,144,652,877
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/03.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 08/31/03.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/03.
(f) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(g) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(h) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(i) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.

(k) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $146,800,000 U.S. Government obligations, 0% to 7.13% due 12/31/03 to 05/01/30 with an aggregate market value at 08/31/03 of $154,038,614.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,833. Collateralized by $289,747,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/07 to 08/15/20 with an market value at 08/31/03 of
    $153,002,927.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $1,118,762,488
----------------------------------------------------------------------------
Repurchase agreements                                          2,024,185,889
----------------------------------------------------------------------------
Cash                                                                  12,732
----------------------------------------------------------------------------
Interest receivable                                                4,461,024
----------------------------------------------------------------------------
Investment for deferred compensation plan                             38,785
----------------------------------------------------------------------------
Other assets                                                          51,446
============================================================================
    Total assets                                               3,147,512,364
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        2,392,255
----------------------------------------------------------------------------
  Deferred compensation plan                                          38,785
----------------------------------------------------------------------------
Accrued distribution fees                                            234,586
----------------------------------------------------------------------------
Accrued trustees' fees                                                48,331
----------------------------------------------------------------------------
Accrued transfer agent fees                                           64,321
----------------------------------------------------------------------------
Accrued operating expenses                                            81,209
============================================================================
    Total liabilities                                              2,859,487
============================================================================
Net assets applicable to shares outstanding                   $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $3,144,483,246
----------------------------------------------------------------------------
Undistributed net investment income                                   35,232
----------------------------------------------------------------------------
Undistributed net realized gain from investment securities           134,399
============================================================================
                                                              $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,503,729,243
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  503,365,490
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   21,131,837
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  740,832,830
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,165,520
____________________________________________________________________________
============================================================================
Resource Class                                                $  371,427,957
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,503,658,948
____________________________________________________________________________
============================================================================
Private Investment Class                                         503,350,345
____________________________________________________________________________
============================================================================
Personal Investment Class                                         21,130,258
____________________________________________________________________________
============================================================================
Cash Management Class                                            740,803,936
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,164,993
____________________________________________________________________________
============================================================================
Resource Class                                                   371,409,998
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $46,258,965
=========================================================================

EXPENSES:

Advisory fees                                                   3,311,317
-------------------------------------------------------------------------
Administrative services fees                                      569,257
-------------------------------------------------------------------------
Custodian fees                                                    134,963
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,735,047
-------------------------------------------------------------------------
  Personal Investment Class                                       142,414
-------------------------------------------------------------------------
  Cash Management Class                                           752,952
-------------------------------------------------------------------------
  Reserve Class                                                    53,285
-------------------------------------------------------------------------
  Resource Class                                                  611,746
-------------------------------------------------------------------------
Transfer agent fees                                               556,154
-------------------------------------------------------------------------
Trustees' fees                                                     63,880
-------------------------------------------------------------------------
Other                                                             269,766
=========================================================================
    Total expenses                                              8,200,781
=========================================================================
Less: Fees waived                                              (1,944,604)
=========================================================================
    Net expenses                                                6,256,177
=========================================================================
Net investment income                                          40,002,788
=========================================================================
Net realized gain from investment securities                       12,329
=========================================================================
Net increase in net assets resulting from operations          $40,015,117
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003              2002
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   40,002,788    $   51,936,572
-------------------------------------------------------------------------------
  Net realized gain from investment
    securities                                         12,329            49,236
===============================================================================
    Net increase in net assets resulting from
      operations                                   40,015,117        51,985,808
===============================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (24,118,552)      (30,505,948)
-------------------------------------------------------------------------------
  Private Investment Class                         (3,307,022)       (4,591,840)
-------------------------------------------------------------------------------
  Personal Investment Class                          (144,023)         (299,904)
-------------------------------------------------------------------------------
  Cash Management Class                            (8,949,581)      (10,536,923)
-------------------------------------------------------------------------------
  Reserve Class                                       (24,422)          (92,141)
-------------------------------------------------------------------------------
  Resource Class                                   (3,459,188)       (5,909,816)
===============================================================================
    Decrease in net assets resulting from
      distributions                               (40,002,788)      (51,936,572)
===============================================================================
Share transactions-net:
  Institutional Class                            (121,014,268)      887,537,850
-------------------------------------------------------------------------------
  Private Investment Class                        221,372,260        27,669,844
-------------------------------------------------------------------------------
  Personal Investment Class                        (2,661,304)       (1,192,317)
-------------------------------------------------------------------------------
  Cash Management Class                           187,010,362       145,887,444
-------------------------------------------------------------------------------
  Reserve Class                                    (3,716,885)          366,489
-------------------------------------------------------------------------------
  Resource Class                                   60,736,321        17,042,433
===============================================================================
    Net increase in net assets resulting from
      share transactions                          341,726,486     1,077,311,743
===============================================================================
    Net increase in net assets                    341,738,815     1,077,360,979
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of year                             2,802,914,062     1,725,553,083
===============================================================================
  End of year                                  $3,144,652,877    $2,802,914,062
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $931,646.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $569,257 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $496,698 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,041,028, $103,879, $602,362, $45,820 and $489,397, respectively, after FMC waived Plan fees of $694,019, $38,535, $150,590, $7,465 and $122,349, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $8,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                         2003           2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income               $40,002,788    $51,936,572
________________________________________________________________________________
================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                    $      332,143
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (88,360)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                      (74,152)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,144,483,246
===============================================================================
Total net assets                                                 $3,144,652,877
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            14,972,106,726    $ 14,972,106,726     17,298,300,583    $ 17,298,300,583
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,587,921,767       1,587,921,767        828,282,820         828,282,820
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         214,329,634         214,329,634        135,096,697         135,096,697
----------------------------------------------------------------------------------------------------------
  Cash Management Class           6,305,834,137       6,305,834,137      2,636,507,691       2,636,507,691
----------------------------------------------------------------------------------------------------------
  Reserve Class                      75,893,471          75,893,471        139,539,870         139,539,870
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,401,082,565       2,401,082,565      1,988,907,820       1,988,907,820
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 7,283,525           7,283,525          8,503,654           8,503,654
----------------------------------------------------------------------------------------------------------
  Private Investment Class            2,063,336           2,063,336          4,047,289           4,047,289
----------------------------------------------------------------------------------------------------------
  Personal Investment Class              13,536              13,536             48,802              48,802
----------------------------------------------------------------------------------------------------------
  Cash Management Class               6,721,338           6,721,338          9,068,622           9,068,622
----------------------------------------------------------------------------------------------------------
  Reserve Class                          16,248              16,248             45,169              45,169
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,326,289           2,326,289          3,106,665           3,106,665
==========================================================================================================
Reacquired:
  Institutional Class           (15,100,404,519)    (15,100,404,519)   (16,419,266,387)    (16,419,266,387)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,368,612,843)     (1,368,612,843)      (804,660,265)       (804,660,265)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (217,004,474)       (217,004,474)      (136,337,816)       (136,337,816)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (6,125,545,113)     (6,125,545,113)    (2,499,688,869)     (2,499,688,869)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (79,626,604)        (79,626,604)      (139,218,550)       (139,218,550)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,342,672,533)     (2,342,672,533)    (1,974,972,052)     (1,974,972,052)
==========================================================================================================
                                    341,726,486    $    341,726,486      1,077,311,743    $  1,077,311,743
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2003           2002        2001        2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.06       0.05
================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.06)     (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           1.22%          2.01%       5.38%       5.95%      4.98%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $740,833       $553,821    $407,924    $223,495    $85,113
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.20%(b)       0.20%       0.17%       0.15%      0.14%
------------------------------------------------------------------------------------------------
  Without fee waivers                     0.25%(b)       0.25%       0.25%       0.27%      0.30%
================================================================================================
Ratio of net investment income to
  average net assets                      1.20%(b)       1.93%       5.06%       5.94%      4.83%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $752,951,898.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
---------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
---------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
---------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
---------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
---------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
---------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
---------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
---------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
---------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
---------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
---------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
---------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.03% was derived from U.S. Treasury
Obligations.

                                   [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                               INSTITUTIONAL CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        GAP-AR-1

[AIM LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           & Agency Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal
                    year covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 59-day range; at the close of the reporting period, the WAM stood at 47 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $1.5 billion. Past performance cannot guarantee comparable future results.


================================================================================

YIELDS AS OF 8/31/03*


                                                       Monthly      Seven-Day
                                                        Yield       SEC Yield
Government & Agency Portfolio                             0.98%          0.98%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--                0.32%          0.33%
U.S. Treasury/Repurchases
iMoneyNet Money Fund Averages--Trademark--                0.63%          0.63%
Government Only/Institutions Only



================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.



Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                   [LINE ART]

MONTHLY YIELD COMPARISON
Year ended 8/31/03 (Yields are monthly yields for the month-ends shown.)


           Short-Term Investments Trust    iMoneyNet Money Fund Averages--Trademark--   iMoneyNet Money Fund Averages--Trademark--
           Government & Agency Portfolio   Government Only/Institutions Only            U.S. Treasury/Repurchase Agreements
           Institutional Class
               YIELD                                   YIELD                                       YIELD
 9/02           1.73                                    1.03                                        1.37
 10/02          1.73                                    1.03                                        1.36
 11/02          1.44                                    0.77                                        1.13
 12/02          1.34                                    0.68                                        1.03
 1/03           1.27                                    0.62                                        0.94
 2/03           1.25                                    0.57                                        0.90
 3/03           1.23                                    0.54                                        0.88
 4/03           1.21                                    0.51                                        0.84
 5/03           1.18                                    0.48                                        0.82
 6/03           1.13                                    0.44                                        0.77
 7/03           0.98                                    0.32                                        0.64
 8/03           0.98                                    0.32                                        0.63

================================================================================




================================================================================

                                    [LINE ART]


WEIGHTED AVERAGE MATURITY COMPARISON
Year ended 8/31/03, as of the months-ends shown.

             Short-Term Investments Trust    iMoneyNet Money Fund Averages--Trademark--   iMoneyNet Money Fund Averages--Trademark--
             Government & Agency Portfolio   U.S. Treasury/Repurchase Agreements          Government Only/Institutions Only
             Institutional Class
                         DAYS                            DAYS                                          DAYS
 9/02                     44                              34                                            50
 10/02                    48                              37                                            50
 11/02                    48                              41                                            52
 12/02                    41                              40                                            48
 1/03                     40                              39                                            48
 2/03                     41                              36                                            48
 3/03                     46                              39                                            49
 4/03                     46                              39                                            48
 5/03                     45                              36                                            48
 6/03                     52                              37                                            50
 7/03                     56                              43                                            51
 8/03                     47                              48                                            52

================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--35.58%

FEDERAL FARM CREDIT BANK--0.97%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,569,057
===================================================================================
FEDERAL HOME LOAN BANK--9.88%

Debentures,
  1.50%                                        11/06/03     20,000       19,998,734
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,031,467
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  3.38%                                        05/14/04     41,805       42,392,775
-----------------------------------------------------------------------------------
  1.30%                                        06/28/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.30%                                        07/02/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.15%                                        10/31/03     42,744       42,661,718
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.96%(b)                                     09/15/03     25,000       24,999,522
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04      9,295        9,446,902
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        7,067,757
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,036,570
===================================================================================
                                                                        310,635,445
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.37%

Reference Bills,(a)
  1.04%                                        09/11/03     35,000       34,989,889
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.01%                                        10/09/03     27,500       27,470,537
-----------------------------------------------------------------------------------
  1.04%                                        10/15/03      5,000        4,993,644
-----------------------------------------------------------------------------------
  1.02%                                        12/15/03     20,000       19,940,500
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Global Notes,
  6.38%                                        11/15/03   $ 20,000   $   20,197,113
-----------------------------------------------------------------------------------
  3.75%                                        04/15/04     20,000       20,308,432
-----------------------------------------------------------------------------------
  6.25%                                        07/15/04     20,000       20,879,093
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                        168,779,208
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.93%

Unsec. Disc. Notes,(a)
  1.05%                                        10/01/03     50,000       49,956,250
-----------------------------------------------------------------------------------
  1.03%                                        10/22/03     35,000       34,948,929
-----------------------------------------------------------------------------------
  1.06%                                        11/05/03     30,000       29,942,583
-----------------------------------------------------------------------------------
  0.88%                                        12/17/03     50,000       49,869,222
-----------------------------------------------------------------------------------
  1.19%                                        02/06/04     25,000       24,869,762
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,767,014
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,818,717
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     25,000       24,732,861
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.03%(c)                                     01/28/05     25,000       24,991,158
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.13%                                        11/15/03     30,000       30,100,436
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     75,000       76,274,110
-----------------------------------------------------------------------------------
  3.63%                                        04/15/04     16,000       16,233,486
===================================================================================
                                                                        406,504,528
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--1.58%

Gtd. Floating Rate Notes,(d)(e)
  1.11%                                        01/15/09      6,820        6,820,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP.-(CONTINUED)

Gtd. Floating Rate Participation Ctfs.,(d)(e)
  1.08%                                        11/15/13   $ 26,595   $   26,595,318
-----------------------------------------------------------------------------------
  1.08%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.08%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         49,815,318
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION--4.85%

Floating Rate Notes,(e)
  1.05%                                        10/16/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.07%                                        11/20/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Global Notes,
  5.00%                                        06/30/04     26,625       27,458,932
===================================================================================
                                                                        152,458,932
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,118,762,488)                                           1,118,762,488
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,118,762,488)                               1,118,762,488
===================================================================================

REPURCHASE AGREEMENTS--64.37%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(g)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(h)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(i)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.05%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(l)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.07%(n)                                     09/02/03   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(o)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     09/02/03    374,186      374,185,889
===================================================================================
    Total Repurchase Agreements (Cost
      $2,024,185,889)                                                 2,024,185,889
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $3,142,948,377)(q)                                                  3,142,948,377
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                       1,704,500
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,144,652,877
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/03.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 08/31/03.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/03.
(f) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(g) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(h) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(i) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.

(k) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $146,800,000 U.S. Government obligations, 0% to 7.13% due 12/31/03 to 05/01/30 with an aggregate market value at 08/31/03 of $154,038,614.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,833. Collateralized by $289,747,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/07 to 08/15/20 with an market value at 08/31/03 of
    $153,002,927.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $1,118,762,488
----------------------------------------------------------------------------
Repurchase agreements                                          2,024,185,889
----------------------------------------------------------------------------
Cash                                                                  12,732
----------------------------------------------------------------------------
Interest receivable                                                4,461,024
----------------------------------------------------------------------------
Investment for deferred compensation plan                             38,785
----------------------------------------------------------------------------
Other assets                                                          51,446
============================================================================
    Total assets                                               3,147,512,364
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        2,392,255
----------------------------------------------------------------------------
  Deferred compensation plan                                          38,785
----------------------------------------------------------------------------
Accrued distribution fees                                            234,586
----------------------------------------------------------------------------
Accrued trustees' fees                                                48,331
----------------------------------------------------------------------------
Accrued transfer agent fees                                           64,321
----------------------------------------------------------------------------
Accrued operating expenses                                            81,209
============================================================================
    Total liabilities                                              2,859,487
============================================================================
Net assets applicable to shares outstanding                   $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $3,144,483,246
----------------------------------------------------------------------------
Undistributed net investment income                                   35,232
----------------------------------------------------------------------------
Undistributed net realized gain from investment securities           134,399
============================================================================
                                                              $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,503,729,243
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  503,365,490
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   21,131,837
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  740,832,830
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,165,520
____________________________________________________________________________
============================================================================
Resource Class                                                $  371,427,957
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,503,658,948
____________________________________________________________________________
============================================================================
Private Investment Class                                         503,350,345
____________________________________________________________________________
============================================================================
Personal Investment Class                                         21,130,258
____________________________________________________________________________
============================================================================
Cash Management Class                                            740,803,936
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,164,993
____________________________________________________________________________
============================================================================
Resource Class                                                   371,409,998
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $46,258,965
=========================================================================

EXPENSES:

Advisory fees                                                   3,311,317
-------------------------------------------------------------------------
Administrative services fees                                      569,257
-------------------------------------------------------------------------
Custodian fees                                                    134,963
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,735,047
-------------------------------------------------------------------------
  Personal Investment Class                                       142,414
-------------------------------------------------------------------------
  Cash Management Class                                           752,952
-------------------------------------------------------------------------
  Reserve Class                                                    53,285
-------------------------------------------------------------------------
  Resource Class                                                  611,746
-------------------------------------------------------------------------
Transfer agent fees                                               556,154
-------------------------------------------------------------------------
Trustees' fees                                                     63,880
-------------------------------------------------------------------------
Other                                                             269,766
=========================================================================
    Total expenses                                              8,200,781
=========================================================================
Less: Fees waived                                              (1,944,604)
=========================================================================
    Net expenses                                                6,256,177
=========================================================================
Net investment income                                          40,002,788
=========================================================================
Net realized gain from investment securities                       12,329
=========================================================================
Net increase in net assets resulting from operations          $40,015,117
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003              2002
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   40,002,788    $   51,936,572
-------------------------------------------------------------------------------
  Net realized gain from investment
    securities                                         12,329            49,236
===============================================================================
    Net increase in net assets resulting from
      operations                                   40,015,117        51,985,808
===============================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (24,118,552)      (30,505,948)
-------------------------------------------------------------------------------
  Private Investment Class                         (3,307,022)       (4,591,840)
-------------------------------------------------------------------------------
  Personal Investment Class                          (144,023)         (299,904)
-------------------------------------------------------------------------------
  Cash Management Class                            (8,949,581)      (10,536,923)
-------------------------------------------------------------------------------
  Reserve Class                                       (24,422)          (92,141)
-------------------------------------------------------------------------------
  Resource Class                                   (3,459,188)       (5,909,816)
===============================================================================
    Decrease in net assets resulting from
      distributions                               (40,002,788)      (51,936,572)
===============================================================================
Share transactions-net:
  Institutional Class                            (121,014,268)      887,537,850
-------------------------------------------------------------------------------
  Private Investment Class                        221,372,260        27,669,844
-------------------------------------------------------------------------------
  Personal Investment Class                        (2,661,304)       (1,192,317)
-------------------------------------------------------------------------------
  Cash Management Class                           187,010,362       145,887,444
-------------------------------------------------------------------------------
  Reserve Class                                    (3,716,885)          366,489
-------------------------------------------------------------------------------
  Resource Class                                   60,736,321        17,042,433
===============================================================================
    Net increase in net assets resulting from
      share transactions                          341,726,486     1,077,311,743
===============================================================================
    Net increase in net assets                    341,738,815     1,077,360,979
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of year                             2,802,914,062     1,725,553,083
===============================================================================
  End of year                                  $3,144,652,877    $2,802,914,062
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $931,646.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $569,257 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $496,698 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,041,028, $103,879, $602,362, $45,820 and $489,397, respectively, after FMC waived Plan fees of $694,019, $38,535, $150,590, $7,465 and $122,349, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $8,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                         2003           2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income               $40,002,788    $51,936,572
________________________________________________________________________________
================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                    $      332,143
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (88,360)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                      (74,152)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,144,483,246
===============================================================================
Total net assets                                                 $3,144,652,877
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            14,972,106,726    $ 14,972,106,726     17,298,300,583    $ 17,298,300,583
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,587,921,767       1,587,921,767        828,282,820         828,282,820
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         214,329,634         214,329,634        135,096,697         135,096,697
----------------------------------------------------------------------------------------------------------
  Cash Management Class           6,305,834,137       6,305,834,137      2,636,507,691       2,636,507,691
----------------------------------------------------------------------------------------------------------
  Reserve Class                      75,893,471          75,893,471        139,539,870         139,539,870
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,401,082,565       2,401,082,565      1,988,907,820       1,988,907,820
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 7,283,525           7,283,525          8,503,654           8,503,654
----------------------------------------------------------------------------------------------------------
  Private Investment Class            2,063,336           2,063,336          4,047,289           4,047,289
----------------------------------------------------------------------------------------------------------
  Personal Investment Class              13,536              13,536             48,802              48,802
----------------------------------------------------------------------------------------------------------
  Cash Management Class               6,721,338           6,721,338          9,068,622           9,068,622
----------------------------------------------------------------------------------------------------------
  Reserve Class                          16,248              16,248             45,169              45,169
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,326,289           2,326,289          3,106,665           3,106,665
==========================================================================================================
Reacquired:
  Institutional Class           (15,100,404,519)    (15,100,404,519)   (16,419,266,387)    (16,419,266,387)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,368,612,843)     (1,368,612,843)      (804,660,265)       (804,660,265)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (217,004,474)       (217,004,474)      (136,337,816)       (136,337,816)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (6,125,545,113)     (6,125,545,113)    (2,499,688,869)     (2,499,688,869)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (79,626,604)        (79,626,604)      (139,218,550)       (139,218,550)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,342,672,533)     (2,342,672,533)    (1,974,972,052)     (1,974,972,052)
==========================================================================================================
                                    341,726,486    $    341,726,486      1,077,311,743    $  1,077,311,743
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         INSTITUTIONAL CLASS
                                   ---------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                   ---------------------------------------------------------------
                                      2003             2002         2001        2000        1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01             0.02        0.05        0.06        0.05
==================================================================================================
Less dividends from net
  investment income                     (0.01)           (0.02)      (0.05)      (0.06)      (0.05)
==================================================================================================
Net asset value, end of period     $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          1.30%            2.09%       5.47%       6.03%       5.07%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,503,729       $1,624,735    $737,168    $399,390    $139,860
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.12%(b)         0.12%       0.09%       0.07%       0.06%
--------------------------------------------------------------------------------------------------
  Without fee waivers                    0.15%(b)         0.15%       0.15%       0.17%       0.20%
==================================================================================================
Ratio of net investment income to
  average net assets                     1.28%(b)         2.01%       5.14%       6.02%       4.91%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,881,165,840.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
---------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
---------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
---------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
---------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
---------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
---------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
---------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
---------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
---------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
---------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
---------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
---------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.03% was derived from U.S. Treasury
Obligations.

                                   [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--


 This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        GAP-AR-5

[AIM LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           & Agency Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal
                    year covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Personal Investment Class was producing a monthly yield of 0.43% and a seven-day SEC yield of 0.43%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 38- to 59-day range; at the close of the reporting period, the WAM stood at 47 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $21.1 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--35.58%

FEDERAL FARM CREDIT BANK--0.97%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,569,057
===================================================================================
FEDERAL HOME LOAN BANK--9.88%

Debentures,
  1.50%                                        11/06/03     20,000       19,998,734
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,031,467
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  3.38%                                        05/14/04     41,805       42,392,775
-----------------------------------------------------------------------------------
  1.30%                                        06/28/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.30%                                        07/02/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.15%                                        10/31/03     42,744       42,661,718
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.96%(b)                                     09/15/03     25,000       24,999,522
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04      9,295        9,446,902
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        7,067,757
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,036,570
===================================================================================
                                                                        310,635,445
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.37%

Reference Bills,(a)
  1.04%                                        09/11/03     35,000       34,989,889
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.01%                                        10/09/03     27,500       27,470,537
-----------------------------------------------------------------------------------
  1.04%                                        10/15/03      5,000        4,993,644
-----------------------------------------------------------------------------------
  1.02%                                        12/15/03     20,000       19,940,500
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Global Notes,
  6.38%                                        11/15/03   $ 20,000   $   20,197,113
-----------------------------------------------------------------------------------
  3.75%                                        04/15/04     20,000       20,308,432
-----------------------------------------------------------------------------------
  6.25%                                        07/15/04     20,000       20,879,093
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                        168,779,208
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.93%

Unsec. Disc. Notes,(a)
  1.05%                                        10/01/03     50,000       49,956,250
-----------------------------------------------------------------------------------
  1.03%                                        10/22/03     35,000       34,948,929
-----------------------------------------------------------------------------------
  1.06%                                        11/05/03     30,000       29,942,583
-----------------------------------------------------------------------------------
  0.88%                                        12/17/03     50,000       49,869,222
-----------------------------------------------------------------------------------
  1.19%                                        02/06/04     25,000       24,869,762
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,767,014
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,818,717
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     25,000       24,732,861
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.03%(c)                                     01/28/05     25,000       24,991,158
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.13%                                        11/15/03     30,000       30,100,436
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     75,000       76,274,110
-----------------------------------------------------------------------------------
  3.63%                                        04/15/04     16,000       16,233,486
===================================================================================
                                                                        406,504,528
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--1.58%

Gtd. Floating Rate Notes,(d)(e)
  1.11%                                        01/15/09      6,820        6,820,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP.-(CONTINUED)

Gtd. Floating Rate Participation Ctfs.,(d)(e)
  1.08%                                        11/15/13   $ 26,595   $   26,595,318
-----------------------------------------------------------------------------------
  1.08%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.08%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         49,815,318
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION--4.85%

Floating Rate Notes,(e)
  1.05%                                        10/16/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.07%                                        11/20/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Global Notes,
  5.00%                                        06/30/04     26,625       27,458,932
===================================================================================
                                                                        152,458,932
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,118,762,488)                                           1,118,762,488
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,118,762,488)                               1,118,762,488
===================================================================================

REPURCHASE AGREEMENTS--64.37%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(g)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(h)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(i)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.05%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(l)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.07%(n)                                     09/02/03   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(o)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     09/02/03    374,186      374,185,889
===================================================================================
    Total Repurchase Agreements (Cost
      $2,024,185,889)                                                 2,024,185,889
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $3,142,948,377)(q)                                                  3,142,948,377
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                       1,704,500
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,144,652,877
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/03.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 08/31/03.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/03.
(f) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(g) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(h) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(i) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.

(k) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $146,800,000 U.S. Government obligations, 0% to 7.13% due 12/31/03 to 05/01/30 with an aggregate market value at 08/31/03 of $154,038,614.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,833. Collateralized by $289,747,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/07 to 08/15/20 with an market value at 08/31/03 of
    $153,002,927.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $1,118,762,488
----------------------------------------------------------------------------
Repurchase agreements                                          2,024,185,889
----------------------------------------------------------------------------
Cash                                                                  12,732
----------------------------------------------------------------------------
Interest receivable                                                4,461,024
----------------------------------------------------------------------------
Investment for deferred compensation plan                             38,785
----------------------------------------------------------------------------
Other assets                                                          51,446
============================================================================
    Total assets                                               3,147,512,364
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        2,392,255
----------------------------------------------------------------------------
  Deferred compensation plan                                          38,785
----------------------------------------------------------------------------
Accrued distribution fees                                            234,586
----------------------------------------------------------------------------
Accrued trustees' fees                                                48,331
----------------------------------------------------------------------------
Accrued transfer agent fees                                           64,321
----------------------------------------------------------------------------
Accrued operating expenses                                            81,209
============================================================================
    Total liabilities                                              2,859,487
============================================================================
Net assets applicable to shares outstanding                   $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $3,144,483,246
----------------------------------------------------------------------------
Undistributed net investment income                                   35,232
----------------------------------------------------------------------------
Undistributed net realized gain from investment securities           134,399
============================================================================
                                                              $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,503,729,243
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  503,365,490
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   21,131,837
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  740,832,830
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,165,520
____________________________________________________________________________
============================================================================
Resource Class                                                $  371,427,957
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,503,658,948
____________________________________________________________________________
============================================================================
Private Investment Class                                         503,350,345
____________________________________________________________________________
============================================================================
Personal Investment Class                                         21,130,258
____________________________________________________________________________
============================================================================
Cash Management Class                                            740,803,936
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,164,993
____________________________________________________________________________
============================================================================
Resource Class                                                   371,409,998
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $46,258,965
=========================================================================

EXPENSES:

Advisory fees                                                   3,311,317
-------------------------------------------------------------------------
Administrative services fees                                      569,257
-------------------------------------------------------------------------
Custodian fees                                                    134,963
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,735,047
-------------------------------------------------------------------------
  Personal Investment Class                                       142,414
-------------------------------------------------------------------------
  Cash Management Class                                           752,952
-------------------------------------------------------------------------
  Reserve Class                                                    53,285
-------------------------------------------------------------------------
  Resource Class                                                  611,746
-------------------------------------------------------------------------
Transfer agent fees                                               556,154
-------------------------------------------------------------------------
Trustees' fees                                                     63,880
-------------------------------------------------------------------------
Other                                                             269,766
=========================================================================
    Total expenses                                              8,200,781
=========================================================================
Less: Fees waived                                              (1,944,604)
=========================================================================
    Net expenses                                                6,256,177
=========================================================================
Net investment income                                          40,002,788
=========================================================================
Net realized gain from investment securities                       12,329
=========================================================================
Net increase in net assets resulting from operations          $40,015,117
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003              2002
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   40,002,788    $   51,936,572
-------------------------------------------------------------------------------
  Net realized gain from investment
    securities                                         12,329            49,236
===============================================================================
    Net increase in net assets resulting from
      operations                                   40,015,117        51,985,808
===============================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (24,118,552)      (30,505,948)
-------------------------------------------------------------------------------
  Private Investment Class                         (3,307,022)       (4,591,840)
-------------------------------------------------------------------------------
  Personal Investment Class                          (144,023)         (299,904)
-------------------------------------------------------------------------------
  Cash Management Class                            (8,949,581)      (10,536,923)
-------------------------------------------------------------------------------
  Reserve Class                                       (24,422)          (92,141)
-------------------------------------------------------------------------------
  Resource Class                                   (3,459,188)       (5,909,816)
===============================================================================
    Decrease in net assets resulting from
      distributions                               (40,002,788)      (51,936,572)
===============================================================================
Share transactions-net:
  Institutional Class                            (121,014,268)      887,537,850
-------------------------------------------------------------------------------
  Private Investment Class                        221,372,260        27,669,844
-------------------------------------------------------------------------------
  Personal Investment Class                        (2,661,304)       (1,192,317)
-------------------------------------------------------------------------------
  Cash Management Class                           187,010,362       145,887,444
-------------------------------------------------------------------------------
  Reserve Class                                    (3,716,885)          366,489
-------------------------------------------------------------------------------
  Resource Class                                   60,736,321        17,042,433
===============================================================================
    Net increase in net assets resulting from
      share transactions                          341,726,486     1,077,311,743
===============================================================================
    Net increase in net assets                    341,738,815     1,077,360,979
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of year                             2,802,914,062     1,725,553,083
===============================================================================
  End of year                                  $3,144,652,877    $2,802,914,062
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $931,646.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $569,257 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $496,698 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,041,028, $103,879, $602,362, $45,820 and $489,397, respectively, after FMC waived Plan fees of $694,019, $38,535, $150,590, $7,465 and $122,349, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $8,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                         2003           2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income               $40,002,788    $51,936,572
________________________________________________________________________________
================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                    $      332,143
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (88,360)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                      (74,152)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,144,483,246
===============================================================================
Total net assets                                                 $3,144,652,877
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            14,972,106,726    $ 14,972,106,726     17,298,300,583    $ 17,298,300,583
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,587,921,767       1,587,921,767        828,282,820         828,282,820
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         214,329,634         214,329,634        135,096,697         135,096,697
----------------------------------------------------------------------------------------------------------
  Cash Management Class           6,305,834,137       6,305,834,137      2,636,507,691       2,636,507,691
----------------------------------------------------------------------------------------------------------
  Reserve Class                      75,893,471          75,893,471        139,539,870         139,539,870
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,401,082,565       2,401,082,565      1,988,907,820       1,988,907,820
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 7,283,525           7,283,525          8,503,654           8,503,654
----------------------------------------------------------------------------------------------------------
  Private Investment Class            2,063,336           2,063,336          4,047,289           4,047,289
----------------------------------------------------------------------------------------------------------
  Personal Investment Class              13,536              13,536             48,802              48,802
----------------------------------------------------------------------------------------------------------
  Cash Management Class               6,721,338           6,721,338          9,068,622           9,068,622
----------------------------------------------------------------------------------------------------------
  Reserve Class                          16,248              16,248             45,169              45,169
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,326,289           2,326,289          3,106,665           3,106,665
==========================================================================================================
Reacquired:
  Institutional Class           (15,100,404,519)    (15,100,404,519)   (16,419,266,387)    (16,419,266,387)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,368,612,843)     (1,368,612,843)      (804,660,265)       (804,660,265)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (217,004,474)       (217,004,474)      (136,337,816)       (136,337,816)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (6,125,545,113)     (6,125,545,113)    (2,499,688,869)     (2,499,688,869)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (79,626,604)        (79,626,604)      (139,218,550)       (139,218,550)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,342,672,533)     (2,342,672,533)    (1,974,972,052)     (1,974,972,052)
==========================================================================================================
                                    341,726,486    $    341,726,486      1,077,311,743    $  1,077,311,743
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    PERSONAL INVESTMENT CLASS
                                    ----------------------------------------------------------
                                                                           JANUARY 31, 2000
                                         YEAR ENDED AUGUST 31,          (DATE SALES COMMENCED)
                                    --------------------------------        TO AUGUST 31,
                                     2003          2002       2001               2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $  1.00       $  1.00    $  1.00           $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.01          0.02(a)    0.05              0.03
==============================================================================================
Less dividends from net investment
  income                              (0.01)        (0.02)     (0.05)            (0.03)
==============================================================================================
Net asset value, end of period      $  1.00       $  1.00    $  1.00           $  1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                        0.74%         1.58%      4.94%             3.38%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $21,132       $23,793    $24,985           $14,426
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                     0.67%(c)      0.62%      0.59%             0.57%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                  0.90%(c)      0.90%      0.90%             0.92%(d)
==============================================================================================
Ratio of net investment income to
  average net assets                   0.73%(c)      1.51%      4.64%             5.52%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $18,988,480.
(d)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
---------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
---------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
---------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
---------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
---------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
---------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
---------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
---------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
---------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
---------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
---------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
---------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.03% was derived from U.S. Treasury
Obligations.

                                   [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                             YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--


  This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-2

[AIM LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government &
ROBERT H.           Agency Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Private Investment Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 59-day range; at the close of the reporting period, the WAM stood at 47 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $503.4 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*

                                          Monthly Yield     Seven-Day
                                                            SEC Yield

Government & Agency Portfolio                  0.68%          0.68%
Private Investment Class
iMoneyNet Money Fund Averages--Trademark--     0.32%          0.33%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--     0.63%          0.63%
Government Only/Institutions Only


================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman



*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--35.58%

FEDERAL FARM CREDIT BANK--0.97%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,569,057
===================================================================================
FEDERAL HOME LOAN BANK--9.88%

Debentures,
  1.50%                                        11/06/03     20,000       19,998,734
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,031,467
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  3.38%                                        05/14/04     41,805       42,392,775
-----------------------------------------------------------------------------------
  1.30%                                        06/28/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.30%                                        07/02/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.15%                                        10/31/03     42,744       42,661,718
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.96%(b)                                     09/15/03     25,000       24,999,522
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04      9,295        9,446,902
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        7,067,757
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,036,570
===================================================================================
                                                                        310,635,445
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.37%

Reference Bills,(a)
  1.04%                                        09/11/03     35,000       34,989,889
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.01%                                        10/09/03     27,500       27,470,537
-----------------------------------------------------------------------------------
  1.04%                                        10/15/03      5,000        4,993,644
-----------------------------------------------------------------------------------
  1.02%                                        12/15/03     20,000       19,940,500
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Global Notes,
  6.38%                                        11/15/03   $ 20,000   $   20,197,113
-----------------------------------------------------------------------------------
  3.75%                                        04/15/04     20,000       20,308,432
-----------------------------------------------------------------------------------
  6.25%                                        07/15/04     20,000       20,879,093
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                        168,779,208
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.93%

Unsec. Disc. Notes,(a)
  1.05%                                        10/01/03     50,000       49,956,250
-----------------------------------------------------------------------------------
  1.03%                                        10/22/03     35,000       34,948,929
-----------------------------------------------------------------------------------
  1.06%                                        11/05/03     30,000       29,942,583
-----------------------------------------------------------------------------------
  0.88%                                        12/17/03     50,000       49,869,222
-----------------------------------------------------------------------------------
  1.19%                                        02/06/04     25,000       24,869,762
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,767,014
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,818,717
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     25,000       24,732,861
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.03%(c)                                     01/28/05     25,000       24,991,158
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.13%                                        11/15/03     30,000       30,100,436
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     75,000       76,274,110
-----------------------------------------------------------------------------------
  3.63%                                        04/15/04     16,000       16,233,486
===================================================================================
                                                                        406,504,528
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--1.58%

Gtd. Floating Rate Notes,(d)(e)
  1.11%                                        01/15/09      6,820        6,820,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP.-(CONTINUED)

Gtd. Floating Rate Participation Ctfs.,(d)(e)
  1.08%                                        11/15/13   $ 26,595   $   26,595,318
-----------------------------------------------------------------------------------
  1.08%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.08%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         49,815,318
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION--4.85%

Floating Rate Notes,(e)
  1.05%                                        10/16/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.07%                                        11/20/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Global Notes,
  5.00%                                        06/30/04     26,625       27,458,932
===================================================================================
                                                                        152,458,932
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,118,762,488)                                           1,118,762,488
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,118,762,488)                               1,118,762,488
===================================================================================

REPURCHASE AGREEMENTS--64.37%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(g)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(h)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(i)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.05%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(l)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.07%(n)                                     09/02/03   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(o)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     09/02/03    374,186      374,185,889
===================================================================================
    Total Repurchase Agreements (Cost
      $2,024,185,889)                                                 2,024,185,889
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $3,142,948,377)(q)                                                  3,142,948,377
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                       1,704,500
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,144,652,877
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/03.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 08/31/03.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/03.
(f) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(g) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(h) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(i) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.

(k) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $146,800,000 U.S. Government obligations, 0% to 7.13% due 12/31/03 to 05/01/30 with an aggregate market value at 08/31/03 of $154,038,614.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,833. Collateralized by $289,747,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/07 to 08/15/20 with an market value at 08/31/03 of
    $153,002,927.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $1,118,762,488
----------------------------------------------------------------------------
Repurchase agreements                                          2,024,185,889
----------------------------------------------------------------------------
Cash                                                                  12,732
----------------------------------------------------------------------------
Interest receivable                                                4,461,024
----------------------------------------------------------------------------
Investment for deferred compensation plan                             38,785
----------------------------------------------------------------------------
Other assets                                                          51,446
============================================================================
    Total assets                                               3,147,512,364
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        2,392,255
----------------------------------------------------------------------------
  Deferred compensation plan                                          38,785
----------------------------------------------------------------------------
Accrued distribution fees                                            234,586
----------------------------------------------------------------------------
Accrued trustees' fees                                                48,331
----------------------------------------------------------------------------
Accrued transfer agent fees                                           64,321
----------------------------------------------------------------------------
Accrued operating expenses                                            81,209
============================================================================
    Total liabilities                                              2,859,487
============================================================================
Net assets applicable to shares outstanding                   $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $3,144,483,246
----------------------------------------------------------------------------
Undistributed net investment income                                   35,232
----------------------------------------------------------------------------
Undistributed net realized gain from investment securities           134,399
============================================================================
                                                              $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,503,729,243
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  503,365,490
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   21,131,837
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  740,832,830
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,165,520
____________________________________________________________________________
============================================================================
Resource Class                                                $  371,427,957
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,503,658,948
____________________________________________________________________________
============================================================================
Private Investment Class                                         503,350,345
____________________________________________________________________________
============================================================================
Personal Investment Class                                         21,130,258
____________________________________________________________________________
============================================================================
Cash Management Class                                            740,803,936
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,164,993
____________________________________________________________________________
============================================================================
Resource Class                                                   371,409,998
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $46,258,965
=========================================================================

EXPENSES:

Advisory fees                                                   3,311,317
-------------------------------------------------------------------------
Administrative services fees                                      569,257
-------------------------------------------------------------------------
Custodian fees                                                    134,963
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,735,047
-------------------------------------------------------------------------
  Personal Investment Class                                       142,414
-------------------------------------------------------------------------
  Cash Management Class                                           752,952
-------------------------------------------------------------------------
  Reserve Class                                                    53,285
-------------------------------------------------------------------------
  Resource Class                                                  611,746
-------------------------------------------------------------------------
Transfer agent fees                                               556,154
-------------------------------------------------------------------------
Trustees' fees                                                     63,880
-------------------------------------------------------------------------
Other                                                             269,766
=========================================================================
    Total expenses                                              8,200,781
=========================================================================
Less: Fees waived                                              (1,944,604)
=========================================================================
    Net expenses                                                6,256,177
=========================================================================
Net investment income                                          40,002,788
=========================================================================
Net realized gain from investment securities                       12,329
=========================================================================
Net increase in net assets resulting from operations          $40,015,117
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003              2002
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   40,002,788    $   51,936,572
-------------------------------------------------------------------------------
  Net realized gain from investment
    securities                                         12,329            49,236
===============================================================================
    Net increase in net assets resulting from
      operations                                   40,015,117        51,985,808
===============================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (24,118,552)      (30,505,948)
-------------------------------------------------------------------------------
  Private Investment Class                         (3,307,022)       (4,591,840)
-------------------------------------------------------------------------------
  Personal Investment Class                          (144,023)         (299,904)
-------------------------------------------------------------------------------
  Cash Management Class                            (8,949,581)      (10,536,923)
-------------------------------------------------------------------------------
  Reserve Class                                       (24,422)          (92,141)
-------------------------------------------------------------------------------
  Resource Class                                   (3,459,188)       (5,909,816)
===============================================================================
    Decrease in net assets resulting from
      distributions                               (40,002,788)      (51,936,572)
===============================================================================
Share transactions-net:
  Institutional Class                            (121,014,268)      887,537,850
-------------------------------------------------------------------------------
  Private Investment Class                        221,372,260        27,669,844
-------------------------------------------------------------------------------
  Personal Investment Class                        (2,661,304)       (1,192,317)
-------------------------------------------------------------------------------
  Cash Management Class                           187,010,362       145,887,444
-------------------------------------------------------------------------------
  Reserve Class                                    (3,716,885)          366,489
-------------------------------------------------------------------------------
  Resource Class                                   60,736,321        17,042,433
===============================================================================
    Net increase in net assets resulting from
      share transactions                          341,726,486     1,077,311,743
===============================================================================
    Net increase in net assets                    341,738,815     1,077,360,979
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of year                             2,802,914,062     1,725,553,083
===============================================================================
  End of year                                  $3,144,652,877    $2,802,914,062
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $931,646.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $569,257 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $496,698 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,041,028, $103,879, $602,362, $45,820 and $489,397, respectively, after FMC waived Plan fees of $694,019, $38,535, $150,590, $7,465 and $122,349, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $8,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                         2003           2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income               $40,002,788    $51,936,572
________________________________________________________________________________
================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                    $      332,143
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (88,360)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                      (74,152)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,144,483,246
===============================================================================
Total net assets                                                 $3,144,652,877
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            14,972,106,726    $ 14,972,106,726     17,298,300,583    $ 17,298,300,583
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,587,921,767       1,587,921,767        828,282,820         828,282,820
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         214,329,634         214,329,634        135,096,697         135,096,697
----------------------------------------------------------------------------------------------------------
  Cash Management Class           6,305,834,137       6,305,834,137      2,636,507,691       2,636,507,691
----------------------------------------------------------------------------------------------------------
  Reserve Class                      75,893,471          75,893,471        139,539,870         139,539,870
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,401,082,565       2,401,082,565      1,988,907,820       1,988,907,820
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 7,283,525           7,283,525          8,503,654           8,503,654
----------------------------------------------------------------------------------------------------------
  Private Investment Class            2,063,336           2,063,336          4,047,289           4,047,289
----------------------------------------------------------------------------------------------------------
  Personal Investment Class              13,536              13,536             48,802              48,802
----------------------------------------------------------------------------------------------------------
  Cash Management Class               6,721,338           6,721,338          9,068,622           9,068,622
----------------------------------------------------------------------------------------------------------
  Reserve Class                          16,248              16,248             45,169              45,169
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,326,289           2,326,289          3,106,665           3,106,665
==========================================================================================================
Reacquired:
  Institutional Class           (15,100,404,519)    (15,100,404,519)   (16,419,266,387)    (16,419,266,387)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,368,612,843)     (1,368,612,843)      (804,660,265)       (804,660,265)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (217,004,474)       (217,004,474)      (136,337,816)       (136,337,816)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (6,125,545,113)     (6,125,545,113)    (2,499,688,869)     (2,499,688,869)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (79,626,604)        (79,626,604)      (139,218,550)       (139,218,550)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,342,672,533)     (2,342,672,533)    (1,974,972,052)     (1,974,972,052)
==========================================================================================================
                                    341,726,486    $    341,726,486      1,077,311,743    $  1,077,311,743
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2003           2002        2001        2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.06       0.05
================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.06)     (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           0.99%          1.78%       5.15%       5.71%      4.75%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $503,365       $281,993    $254,318    $109,496    $45,528
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.42%(b)       0.42%       0.39%       0.37%      0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers                     0.65%(b)       0.65%       0.65%       0.67%      0.70%
================================================================================================
Ratio of net investment income to
  average net assets                      0.98%(b)       1.71%       4.84%       5.72%      4.62%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $347,009,422.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
---------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
---------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
---------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
---------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
---------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
---------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
---------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
---------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
---------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
---------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
---------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
---------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.03% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                                 RESERVE CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


                                                                        GAP-AR-6

[AIM LOGO APPEARS HERE]
--Servicemark--



LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government &
ROBERT H.           Agency Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Reserve Class was producing a monthly yield of 0.11% and a seven-day SEC yield of 0.11%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 38- to 59-day range; at the close of the reporting period, the WAM stood at 47 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $4.2 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.


                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.


Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--35.58%

FEDERAL FARM CREDIT BANK--0.97%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,569,057
===================================================================================
FEDERAL HOME LOAN BANK--9.88%

Debentures,
  1.50%                                        11/06/03     20,000       19,998,734
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,031,467
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  3.38%                                        05/14/04     41,805       42,392,775
-----------------------------------------------------------------------------------
  1.30%                                        06/28/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.30%                                        07/02/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.15%                                        10/31/03     42,744       42,661,718
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.96%(b)                                     09/15/03     25,000       24,999,522
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04      9,295        9,446,902
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        7,067,757
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,036,570
===================================================================================
                                                                        310,635,445
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.37%

Reference Bills,(a)
  1.04%                                        09/11/03     35,000       34,989,889
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.01%                                        10/09/03     27,500       27,470,537
-----------------------------------------------------------------------------------
  1.04%                                        10/15/03      5,000        4,993,644
-----------------------------------------------------------------------------------
  1.02%                                        12/15/03     20,000       19,940,500
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Global Notes,
  6.38%                                        11/15/03   $ 20,000   $   20,197,113
-----------------------------------------------------------------------------------
  3.75%                                        04/15/04     20,000       20,308,432
-----------------------------------------------------------------------------------
  6.25%                                        07/15/04     20,000       20,879,093
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                        168,779,208
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.93%

Unsec. Disc. Notes,(a)
  1.05%                                        10/01/03     50,000       49,956,250
-----------------------------------------------------------------------------------
  1.03%                                        10/22/03     35,000       34,948,929
-----------------------------------------------------------------------------------
  1.06%                                        11/05/03     30,000       29,942,583
-----------------------------------------------------------------------------------
  0.88%                                        12/17/03     50,000       49,869,222
-----------------------------------------------------------------------------------
  1.19%                                        02/06/04     25,000       24,869,762
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,767,014
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,818,717
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     25,000       24,732,861
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.03%(c)                                     01/28/05     25,000       24,991,158
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.13%                                        11/15/03     30,000       30,100,436
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     75,000       76,274,110
-----------------------------------------------------------------------------------
  3.63%                                        04/15/04     16,000       16,233,486
===================================================================================
                                                                        406,504,528
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--1.58%

Gtd. Floating Rate Notes,(d)(e)
  1.11%                                        01/15/09      6,820        6,820,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP.-(CONTINUED)

Gtd. Floating Rate Participation Ctfs.,(d)(e)
  1.08%                                        11/15/13   $ 26,595   $   26,595,318
-----------------------------------------------------------------------------------
  1.08%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.08%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         49,815,318
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION--4.85%

Floating Rate Notes,(e)
  1.05%                                        10/16/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.07%                                        11/20/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Global Notes,
  5.00%                                        06/30/04     26,625       27,458,932
===================================================================================
                                                                        152,458,932
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,118,762,488)                                           1,118,762,488
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,118,762,488)                               1,118,762,488
===================================================================================

REPURCHASE AGREEMENTS--64.37%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(g)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(h)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(i)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.05%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(l)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.07%(n)                                     09/02/03   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(o)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     09/02/03    374,186      374,185,889
===================================================================================
    Total Repurchase Agreements (Cost
      $2,024,185,889)                                                 2,024,185,889
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $3,142,948,377)(q)                                                  3,142,948,377
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                       1,704,500
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,144,652,877
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/03.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 08/31/03.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/03.
(f) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(g) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(h) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(i) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.

(k) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $146,800,000 U.S. Government obligations, 0% to 7.13% due 12/31/03 to 05/01/30 with an aggregate market value at 08/31/03 of $154,038,614.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,833. Collateralized by $289,747,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/07 to 08/15/20 with an market value at 08/31/03 of
    $153,002,927.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $1,118,762,488
----------------------------------------------------------------------------
Repurchase agreements                                          2,024,185,889
----------------------------------------------------------------------------
Cash                                                                  12,732
----------------------------------------------------------------------------
Interest receivable                                                4,461,024
----------------------------------------------------------------------------
Investment for deferred compensation plan                             38,785
----------------------------------------------------------------------------
Other assets                                                          51,446
============================================================================
    Total assets                                               3,147,512,364
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        2,392,255
----------------------------------------------------------------------------
  Deferred compensation plan                                          38,785
----------------------------------------------------------------------------
Accrued distribution fees                                            234,586
----------------------------------------------------------------------------
Accrued trustees' fees                                                48,331
----------------------------------------------------------------------------
Accrued transfer agent fees                                           64,321
----------------------------------------------------------------------------
Accrued operating expenses                                            81,209
============================================================================
    Total liabilities                                              2,859,487
============================================================================
Net assets applicable to shares outstanding                   $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $3,144,483,246
----------------------------------------------------------------------------
Undistributed net investment income                                   35,232
----------------------------------------------------------------------------
Undistributed net realized gain from investment securities           134,399
============================================================================
                                                              $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,503,729,243
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  503,365,490
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   21,131,837
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  740,832,830
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,165,520
____________________________________________________________________________
============================================================================
Resource Class                                                $  371,427,957
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,503,658,948
____________________________________________________________________________
============================================================================
Private Investment Class                                         503,350,345
____________________________________________________________________________
============================================================================
Personal Investment Class                                         21,130,258
____________________________________________________________________________
============================================================================
Cash Management Class                                            740,803,936
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,164,993
____________________________________________________________________________
============================================================================
Resource Class                                                   371,409,998
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $46,258,965
=========================================================================

EXPENSES:

Advisory fees                                                   3,311,317
-------------------------------------------------------------------------
Administrative services fees                                      569,257
-------------------------------------------------------------------------
Custodian fees                                                    134,963
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,735,047
-------------------------------------------------------------------------
  Personal Investment Class                                       142,414
-------------------------------------------------------------------------
  Cash Management Class                                           752,952
-------------------------------------------------------------------------
  Reserve Class                                                    53,285
-------------------------------------------------------------------------
  Resource Class                                                  611,746
-------------------------------------------------------------------------
Transfer agent fees                                               556,154
-------------------------------------------------------------------------
Trustees' fees                                                     63,880
-------------------------------------------------------------------------
Other                                                             269,766
=========================================================================
    Total expenses                                              8,200,781
=========================================================================
Less: Fees waived                                              (1,944,604)
=========================================================================
    Net expenses                                                6,256,177
=========================================================================
Net investment income                                          40,002,788
=========================================================================
Net realized gain from investment securities                       12,329
=========================================================================
Net increase in net assets resulting from operations          $40,015,117
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003              2002
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   40,002,788    $   51,936,572
-------------------------------------------------------------------------------
  Net realized gain from investment
    securities                                         12,329            49,236
===============================================================================
    Net increase in net assets resulting from
      operations                                   40,015,117        51,985,808
===============================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (24,118,552)      (30,505,948)
-------------------------------------------------------------------------------
  Private Investment Class                         (3,307,022)       (4,591,840)
-------------------------------------------------------------------------------
  Personal Investment Class                          (144,023)         (299,904)
-------------------------------------------------------------------------------
  Cash Management Class                            (8,949,581)      (10,536,923)
-------------------------------------------------------------------------------
  Reserve Class                                       (24,422)          (92,141)
-------------------------------------------------------------------------------
  Resource Class                                   (3,459,188)       (5,909,816)
===============================================================================
    Decrease in net assets resulting from
      distributions                               (40,002,788)      (51,936,572)
===============================================================================
Share transactions-net:
  Institutional Class                            (121,014,268)      887,537,850
-------------------------------------------------------------------------------
  Private Investment Class                        221,372,260        27,669,844
-------------------------------------------------------------------------------
  Personal Investment Class                        (2,661,304)       (1,192,317)
-------------------------------------------------------------------------------
  Cash Management Class                           187,010,362       145,887,444
-------------------------------------------------------------------------------
  Reserve Class                                    (3,716,885)          366,489
-------------------------------------------------------------------------------
  Resource Class                                   60,736,321        17,042,433
===============================================================================
    Net increase in net assets resulting from
      share transactions                          341,726,486     1,077,311,743
===============================================================================
    Net increase in net assets                    341,738,815     1,077,360,979
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of year                             2,802,914,062     1,725,553,083
===============================================================================
  End of year                                  $3,144,652,877    $2,802,914,062
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $931,646.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $569,257 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $496,698 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,041,028, $103,879, $602,362, $45,820 and $489,397, respectively, after FMC waived Plan fees of $694,019, $38,535, $150,590, $7,465 and $122,349, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $8,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                         2003           2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income               $40,002,788    $51,936,572
________________________________________________________________________________
================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                    $      332,143
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (88,360)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                      (74,152)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,144,483,246
===============================================================================
Total net assets                                                 $3,144,652,877
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            14,972,106,726    $ 14,972,106,726     17,298,300,583    $ 17,298,300,583
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,587,921,767       1,587,921,767        828,282,820         828,282,820
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         214,329,634         214,329,634        135,096,697         135,096,697
----------------------------------------------------------------------------------------------------------
  Cash Management Class           6,305,834,137       6,305,834,137      2,636,507,691       2,636,507,691
----------------------------------------------------------------------------------------------------------
  Reserve Class                      75,893,471          75,893,471        139,539,870         139,539,870
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,401,082,565       2,401,082,565      1,988,907,820       1,988,907,820
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 7,283,525           7,283,525          8,503,654           8,503,654
----------------------------------------------------------------------------------------------------------
  Private Investment Class            2,063,336           2,063,336          4,047,289           4,047,289
----------------------------------------------------------------------------------------------------------
  Personal Investment Class              13,536              13,536             48,802              48,802
----------------------------------------------------------------------------------------------------------
  Cash Management Class               6,721,338           6,721,338          9,068,622           9,068,622
----------------------------------------------------------------------------------------------------------
  Reserve Class                          16,248              16,248             45,169              45,169
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,326,289           2,326,289          3,106,665           3,106,665
==========================================================================================================
Reacquired:
  Institutional Class           (15,100,404,519)    (15,100,404,519)   (16,419,266,387)    (16,419,266,387)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,368,612,843)     (1,368,612,843)      (804,660,265)       (804,660,265)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (217,004,474)       (217,004,474)      (136,337,816)       (136,337,816)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (6,125,545,113)     (6,125,545,113)    (2,499,688,869)     (2,499,688,869)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (79,626,604)        (79,626,604)      (139,218,550)       (139,218,550)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,342,672,533)     (2,342,672,533)    (1,974,972,052)     (1,974,972,052)
==========================================================================================================
                                    341,726,486    $    341,726,486      1,077,311,743    $  1,077,311,743
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESERVE CLASS
                                     --------------------------------------------------------
                                                                          JANUARY 26, 2000
                                         YEAR ENDED AUGUST 31,         (DATE SALES COMMENCED)
                                     ------------------------------        TO AUGUST 31,
                                      2003          2002      2001              2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  1.00       $ 1.00    $ 1.00            $ 1.00
---------------------------------------------------------------------------------------------
Net investment income                  0.004         0.01      0.05              0.03
=============================================================================================
Less dividends from net investment
  income                              (0.004)       (0.01)    (0.05)            (0.03)
=============================================================================================
Net asset value, end of period       $  1.00       $ 1.00    $ 1.00            $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                         0.43%        1.27%     4.63%             3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $ 4,166       $7,882    $7,516            $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.98%(b)     0.92%     0.89%             0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                   1.15%(b)     1.15%     1.15%             1.17%(c)
=============================================================================================
Ratio of net investment income to
  average net assets                    0.42%(b)     1.21%     4.34%             5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $5,328,518.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
---------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
---------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
---------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
---------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
---------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
---------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
---------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
---------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
---------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
---------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
---------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
---------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.03% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                         GOVERNMENT & AGENCY PORTFOLIO

                                 RESOURCE CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        GAP-AR-4

[AIM LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government &
ROBERT H.           Agency Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 59-day range; at the close of the reporting period, the WAM stood at 47 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $371.4 million. Past performance cannot guarantee comparable future results.



================================================================================

YIELDS AS OF 8/31/03*

                                                              Monthly        Seven-Day
                                                              Yield          SEC Yield
Government & Agency Portfolio                                    0.82%            0.82%
Resource Class
iMoneyNet Money Fund Averages--Trademark--                       0.32%            0.33%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--                       0.63%            0.63%
Government Only/Institutions Only

================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm-G from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--35.58%

FEDERAL FARM CREDIT BANK--0.97%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,569,057
===================================================================================
FEDERAL HOME LOAN BANK--9.88%

Debentures,
  1.50%                                        11/06/03     20,000       19,998,734
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,031,467
-----------------------------------------------------------------------------------
  1.42%                                        04/21/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.38%                                        05/11/04     20,000       20,000,000
-----------------------------------------------------------------------------------
  3.38%                                        05/14/04     41,805       42,392,775
-----------------------------------------------------------------------------------
  1.30%                                        06/28/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.25%                                        07/02/04     24,000       24,000,000
-----------------------------------------------------------------------------------
  1.30%                                        07/02/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.15%                                        10/31/03     42,744       42,661,718
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.96%(b)                                     09/15/03     25,000       24,999,522
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.75%                                        04/15/04      9,295        9,446,902
-----------------------------------------------------------------------------------
  4.75%                                        06/28/04      6,875        7,067,757
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,036,570
===================================================================================
                                                                        310,635,445
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.37%

Reference Bills,(a)
  1.04%                                        09/11/03     35,000       34,989,889
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.01%                                        10/09/03     27,500       27,470,537
-----------------------------------------------------------------------------------
  1.04%                                        10/15/03      5,000        4,993,644
-----------------------------------------------------------------------------------
  1.02%                                        12/15/03     20,000       19,940,500
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Global Notes,
  6.38%                                        11/15/03   $ 20,000   $   20,197,113
-----------------------------------------------------------------------------------
  3.75%                                        04/15/04     20,000       20,308,432
-----------------------------------------------------------------------------------
  6.25%                                        07/15/04     20,000       20,879,093
-----------------------------------------------------------------------------------
Unsec. Medium Term Notes,
  1.20%                                        08/06/04     20,000       20,000,000
===================================================================================
                                                                        168,779,208
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--12.93%

Unsec. Disc. Notes,(a)
  1.05%                                        10/01/03     50,000       49,956,250
-----------------------------------------------------------------------------------
  1.03%                                        10/22/03     35,000       34,948,929
-----------------------------------------------------------------------------------
  1.06%                                        11/05/03     30,000       29,942,583
-----------------------------------------------------------------------------------
  0.88%                                        12/17/03     50,000       49,869,222
-----------------------------------------------------------------------------------
  1.19%                                        02/06/04     25,000       24,869,762
-----------------------------------------------------------------------------------
  1.22%                                        06/02/04     25,000       24,767,014
-----------------------------------------------------------------------------------
  1.09%                                        06/25/04     20,000       19,818,717
-----------------------------------------------------------------------------------
  1.18%                                        07/23/04     25,000       24,732,861
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  1.03%(c)                                     01/28/05     25,000       24,991,158
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  3.13%                                        11/15/03     30,000       30,100,436
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     75,000       76,274,110
-----------------------------------------------------------------------------------
  3.63%                                        04/15/04     16,000       16,233,486
===================================================================================
                                                                        406,504,528
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--1.58%

Gtd. Floating Rate Notes,(d)(e)
  1.11%                                        01/15/09      6,820        6,820,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP.-(CONTINUED)

Gtd. Floating Rate Participation Ctfs.,(d)(e)
  1.08%                                        11/15/13   $ 26,595   $   26,595,318
-----------------------------------------------------------------------------------
  1.08%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.08%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         49,815,318
===================================================================================

STUDENT LOAN MARKETING ASSOCIATION--4.85%

Floating Rate Notes,(e)
  1.05%                                        10/16/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.07%                                        11/20/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Global Notes,
  5.00%                                        06/30/04     26,625       27,458,932
===================================================================================
                                                                        152,458,932
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,118,762,488)                                           1,118,762,488
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,118,762,488)                               1,118,762,488
===================================================================================

REPURCHASE AGREEMENTS--64.37%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(f)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(g)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(h)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(i)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.05%(k)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(l)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(m)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.07%(n)                                     09/02/03   $150,000   $  150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(o)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.05%(p)                                     09/02/03    374,186      374,185,889
===================================================================================
    Total Repurchase Agreements (Cost
      $2,024,185,889)                                                 2,024,185,889
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $3,142,948,377)(q)                                                  3,142,948,377
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                       1,704,500
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,144,652,877
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 08/31/03.
(c) Interest rates are redetermined monthly. Rates shown are rates in effect on 08/31/03.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 08/31/03.
(f) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(g) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(h) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(i) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.

(k) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $146,800,000 U.S. Government obligations, 0% to 7.13% due 12/31/03 to 05/01/30 with an aggregate market value at 08/31/03 of $154,038,614.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,833. Collateralized by $289,747,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/07 to 08/15/20 with an market value at 08/31/03 of
    $153,002,927.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $1,118,762,488
----------------------------------------------------------------------------
Repurchase agreements                                          2,024,185,889
----------------------------------------------------------------------------
Cash                                                                  12,732
----------------------------------------------------------------------------
Interest receivable                                                4,461,024
----------------------------------------------------------------------------
Investment for deferred compensation plan                             38,785
----------------------------------------------------------------------------
Other assets                                                          51,446
============================================================================
    Total assets                                               3,147,512,364
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        2,392,255
----------------------------------------------------------------------------
  Deferred compensation plan                                          38,785
----------------------------------------------------------------------------
Accrued distribution fees                                            234,586
----------------------------------------------------------------------------
Accrued trustees' fees                                                48,331
----------------------------------------------------------------------------
Accrued transfer agent fees                                           64,321
----------------------------------------------------------------------------
Accrued operating expenses                                            81,209
============================================================================
    Total liabilities                                              2,859,487
============================================================================
Net assets applicable to shares outstanding                   $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $3,144,483,246
----------------------------------------------------------------------------
Undistributed net investment income                                   35,232
----------------------------------------------------------------------------
Undistributed net realized gain from investment securities           134,399
============================================================================
                                                              $3,144,652,877
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $1,503,729,243
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  503,365,490
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   21,131,837
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  740,832,830
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,165,520
____________________________________________________________________________
============================================================================
Resource Class                                                $  371,427,957
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            1,503,658,948
____________________________________________________________________________
============================================================================
Private Investment Class                                         503,350,345
____________________________________________________________________________
============================================================================
Personal Investment Class                                         21,130,258
____________________________________________________________________________
============================================================================
Cash Management Class                                            740,803,936
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,164,993
____________________________________________________________________________
============================================================================
Resource Class                                                   371,409,998
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $46,258,965
=========================================================================

EXPENSES:

Advisory fees                                                   3,311,317
-------------------------------------------------------------------------
Administrative services fees                                      569,257
-------------------------------------------------------------------------
Custodian fees                                                    134,963
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,735,047
-------------------------------------------------------------------------
  Personal Investment Class                                       142,414
-------------------------------------------------------------------------
  Cash Management Class                                           752,952
-------------------------------------------------------------------------
  Reserve Class                                                    53,285
-------------------------------------------------------------------------
  Resource Class                                                  611,746
-------------------------------------------------------------------------
Transfer agent fees                                               556,154
-------------------------------------------------------------------------
Trustees' fees                                                     63,880
-------------------------------------------------------------------------
Other                                                             269,766
=========================================================================
    Total expenses                                              8,200,781
=========================================================================
Less: Fees waived                                              (1,944,604)
=========================================================================
    Net expenses                                                6,256,177
=========================================================================
Net investment income                                          40,002,788
=========================================================================
Net realized gain from investment securities                       12,329
=========================================================================
Net increase in net assets resulting from operations          $40,015,117
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003              2002
-------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   40,002,788    $   51,936,572
-------------------------------------------------------------------------------
  Net realized gain from investment
    securities                                         12,329            49,236
===============================================================================
    Net increase in net assets resulting from
      operations                                   40,015,117        51,985,808
===============================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (24,118,552)      (30,505,948)
-------------------------------------------------------------------------------
  Private Investment Class                         (3,307,022)       (4,591,840)
-------------------------------------------------------------------------------
  Personal Investment Class                          (144,023)         (299,904)
-------------------------------------------------------------------------------
  Cash Management Class                            (8,949,581)      (10,536,923)
-------------------------------------------------------------------------------
  Reserve Class                                       (24,422)          (92,141)
-------------------------------------------------------------------------------
  Resource Class                                   (3,459,188)       (5,909,816)
===============================================================================
    Decrease in net assets resulting from
      distributions                               (40,002,788)      (51,936,572)
===============================================================================
Share transactions-net:
  Institutional Class                            (121,014,268)      887,537,850
-------------------------------------------------------------------------------
  Private Investment Class                        221,372,260        27,669,844
-------------------------------------------------------------------------------
  Personal Investment Class                        (2,661,304)       (1,192,317)
-------------------------------------------------------------------------------
  Cash Management Class                           187,010,362       145,887,444
-------------------------------------------------------------------------------
  Reserve Class                                    (3,716,885)          366,489
-------------------------------------------------------------------------------
  Resource Class                                   60,736,321        17,042,433
===============================================================================
    Net increase in net assets resulting from
      share transactions                          341,726,486     1,077,311,743
===============================================================================
    Net increase in net assets                    341,738,815     1,077,360,979
_______________________________________________________________________________
===============================================================================

NET ASSETS:

  Beginning of year                             2,802,914,062     1,725,553,083
===============================================================================
  End of year                                  $3,144,652,877    $2,802,914,062
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $931,646.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $569,257 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $496,698 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,041,028, $103,879, $602,362, $45,820 and $489,397, respectively, after FMC waived Plan fees of $694,019, $38,535, $150,590, $7,465 and $122,349, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $8,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                         2003           2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income               $40,002,788    $51,936,572
________________________________________________________________________________
================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                    $      332,143
-------------------------------------------------------------------------------
Temporary book/tax differences                                          (88,360)
-------------------------------------------------------------------------------
Post-October capital loss deferral                                      (74,152)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     3,144,483,246
===============================================================================
Total net assets                                                 $3,144,652,877
_______________________________________________________________________________
===============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            14,972,106,726    $ 14,972,106,726     17,298,300,583    $ 17,298,300,583
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,587,921,767       1,587,921,767        828,282,820         828,282,820
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         214,329,634         214,329,634        135,096,697         135,096,697
----------------------------------------------------------------------------------------------------------
  Cash Management Class           6,305,834,137       6,305,834,137      2,636,507,691       2,636,507,691
----------------------------------------------------------------------------------------------------------
  Reserve Class                      75,893,471          75,893,471        139,539,870         139,539,870
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,401,082,565       2,401,082,565      1,988,907,820       1,988,907,820
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 7,283,525           7,283,525          8,503,654           8,503,654
----------------------------------------------------------------------------------------------------------
  Private Investment Class            2,063,336           2,063,336          4,047,289           4,047,289
----------------------------------------------------------------------------------------------------------
  Personal Investment Class              13,536              13,536             48,802              48,802
----------------------------------------------------------------------------------------------------------
  Cash Management Class               6,721,338           6,721,338          9,068,622           9,068,622
----------------------------------------------------------------------------------------------------------
  Reserve Class                          16,248              16,248             45,169              45,169
----------------------------------------------------------------------------------------------------------
  Resource Class                      2,326,289           2,326,289          3,106,665           3,106,665
==========================================================================================================
Reacquired:
  Institutional Class           (15,100,404,519)    (15,100,404,519)   (16,419,266,387)    (16,419,266,387)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,368,612,843)     (1,368,612,843)      (804,660,265)       (804,660,265)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (217,004,474)       (217,004,474)      (136,337,816)       (136,337,816)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (6,125,545,113)     (6,125,545,113)    (2,499,688,869)     (2,499,688,869)
----------------------------------------------------------------------------------------------------------
  Reserve Class                     (79,626,604)        (79,626,604)      (139,218,550)       (139,218,550)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,342,672,533)     (2,342,672,533)    (1,974,972,052)     (1,974,972,052)
==========================================================================================================
                                    341,726,486    $    341,726,486      1,077,311,743    $  1,077,311,743
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                        2003           2002        2001        2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.06       0.05
================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.06)     (0.05)
================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                           1.13%          1.92%       5.30%       5.86%      4.90%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $371,428       $310,690    $293,644    $233,620    $11,684
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.28%(b)       0.28%       0.25%       0.23%      0.22%
------------------------------------------------------------------------------------------------
  Without fee waivers                     0.35%(b)       0.35%       0.35%       0.37%      0.40%
================================================================================================
Ratio of net investment income to
  average net assets                      1.12%(b)       1.85%       4.98%       5.86%      4.75%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $305,873,246.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
---------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
---------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
---------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
---------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
---------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
---------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
---------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
---------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
---------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
---------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
---------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
---------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.03% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                              CASH MANAGEMENT CLASS

                                AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark----

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark----

  This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        TAP-AR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           TaxAdvantage Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced it to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Cash Management Class outperformed its index, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period, the WAM stood at 42 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $2.6 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*

                                                        SEVEN-DAY
                                     MONTHLY YIELD      SEC YIELD
                                     -------------      ---------
Government TaxAdvantage Portfolio        0.77%             0.76%
Cash Management Class
iMoneyNet Money Fund
Averages--Trademark--                    0.63              0.63
Government Only/Institutions Only

================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT GRAHAM
Robert H. Graham
Chairman




*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                              PAR
                                                MATURITY     (000)        VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--97.38%

FEDERAL FARM CREDIT BANK--0.59%

Bonds,
  5.00%                                         07/16/04    $1,100    $   1,137,024
===================================================================================
FEDERAL HOME LOAN BANK--96.79%

Disc. Notes,(a)
  0.84%                                         09/02/03    67,140       67,138,433
-----------------------------------------------------------------------------------
  1.03%                                         09/05/03    20,000       19,997,711
-----------------------------------------------------------------------------------
  0.88%                                         09/10/03     8,836        8,834,049
-----------------------------------------------------------------------------------
  1.00%                                         09/24/03    15,000       14,990,417
-----------------------------------------------------------------------------------
  1.05%                                         11/05/03     7,000        6,986,729
-----------------------------------------------------------------------------------
  0.88%                                         12/19/03    10,000        9,973,356
-----------------------------------------------------------------------------------
  0.85%                                         12/26/03    10,000        9,972,611
-----------------------------------------------------------------------------------
  0.99%                                         01/09/04    10,000        9,964,069
-----------------------------------------------------------------------------------
Unsec. Bonds,
  5.58%                                         09/02/03     4,000        4,000,470
-----------------------------------------------------------------------------------
  6.38%                                         11/14/03     2,050        2,071,528
-----------------------------------------------------------------------------------
  5.51%                                         01/26/04     1,000        1,017,632
-----------------------------------------------------------------------------------
  3.75%                                         02/13/04     2,000        2,023,773
-----------------------------------------------------------------------------------
  5.44%                                         04/19/04     1,000        1,027,338
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.97%(b)                                      09/02/03    15,000       14,999,988
-----------------------------------------------------------------------------------
  0.98%(c)                                      09/15/03    10,000        9,999,809
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.38%                                         06/15/04     1,000        1,017,743
-----------------------------------------------------------------------------------
  4.75%                                         06/28/04     4,000        4,112,150
===================================================================================
                                                                        188,127,806
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $189,264,830)                                               189,264,830
===================================================================================

U.S. TREASURY BILLS--2.57%(a)

0.85% (Cost $4,987,250)                         12/18/03     5,000        4,987,250
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $194,252,080)(d)                                                      194,252,080
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                         104,515
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                    $ 194,356,595
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, at value (amortized cost)                        $194,252,080
--------------------------------------------------------------------------
Cash                                                                 6,299
--------------------------------------------------------------------------
Receivables for:
  Interest                                                         260,222
--------------------------------------------------------------------------
  Amount due from advisor                                            9,287
--------------------------------------------------------------------------
Investment for deferred compensation plan                           47,422
--------------------------------------------------------------------------
Other assets                                                        15,417
==========================================================================
     Total assets                                              194,590,727
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Dividends                                                        116,049
--------------------------------------------------------------------------
  Deferred compensation plan                                        47,422
--------------------------------------------------------------------------
Accrued distribution fees                                           23,713
--------------------------------------------------------------------------
Accrued trustees' fees                                              15,162
--------------------------------------------------------------------------
Accrued transfer agent fees                                          8,029
--------------------------------------------------------------------------
Accrued operating expenses                                          23,757
==========================================================================
     Total liabilities                                             234,132
==========================================================================
Net assets applicable to shares outstanding                   $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $194,310,225
--------------------------------------------------------------------------
Undistributed net investment income                                    392
--------------------------------------------------------------------------
Undistributed net realized gain from investment securities          45,978
==========================================================================
                                                              $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                           $ 84,988,860
__________________________________________________________________________
==========================================================================
Private Investment Class                                      $ 85,137,646
__________________________________________________________________________
==========================================================================
Personal Investment Class                                     $  6,415,261
__________________________________________________________________________
==========================================================================
Cash Management Class                                         $  2,563,234
__________________________________________________________________________
==========================================================================
Reserve Class                                                 $     15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                $ 15,235,800
__________________________________________________________________________
==========================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                             84,941,808
__________________________________________________________________________
==========================================================================
Private Investment Class                                        85,140,968
__________________________________________________________________________
==========================================================================
Personal Investment Class                                        6,415,970
__________________________________________________________________________
==========================================================================
Cash Management Class                                            2,560,930
__________________________________________________________________________
==========================================================================
Reserve Class                                                       15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                  15,235,147
__________________________________________________________________________
==========================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $       1.00
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $3,398,326
========================================================================

EXPENSES:

Advisory fees                                                    505,154
------------------------------------------------------------------------
Administrative services fees                                     100,208
------------------------------------------------------------------------
Custodian fees                                                    16,352
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       644,193
------------------------------------------------------------------------
  Personal Investment Class                                       56,967
------------------------------------------------------------------------
  Cash Management Class                                           22,828
------------------------------------------------------------------------
  Reserve Class                                                      443
------------------------------------------------------------------------
  Resource Class                                                  45,805
------------------------------------------------------------------------
Transfer agent fees                                               57,118
------------------------------------------------------------------------
Trustees' fees                                                    10,372
------------------------------------------------------------------------
Other                                                            137,212
========================================================================
    Total expenses                                             1,596,652
========================================================================
Less: Fees waived                                               (851,281)
========================================================================
    Net expenses                                                 745,371
========================================================================
Net investment income                                          2,652,955
========================================================================
Net realized gain from investment securities                      24,340
========================================================================
Net increase in net assets resulting from operations          $2,677,295
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,652,955    $   9,278,002
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      24,340            1,510
===========================================================================================
    Net increase in net assets resulting from operations         2,677,295        9,279,512
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (839,275)      (3,468,235)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,252,576)      (2,625,345)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (52,141)         (43,549)
-------------------------------------------------------------------------------------------
  Cash Management Class                                           (260,942)        (770,065)
-------------------------------------------------------------------------------------------
  Reserve Class                                                        (29)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                  (247,992)      (2,370,808)
===========================================================================================
    Total distributions from net investment income              (2,652,955)      (9,278,002)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (17,975)              --
-------------------------------------------------------------------------------------------
  Private Investment Class                                         (42,461)              --
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (2,054)              --
-------------------------------------------------------------------------------------------
  Cash Management Class                                             (7,634)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                    (4,877)              --
===========================================================================================
    Total distributions from net realized gains                    (75,001)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (2,727,956)      (9,278,002)
===========================================================================================
Share transactions-net:
  Institutional Class                                           17,228,188     (140,553,009)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (25,880,227)      (7,280,625)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                     (2,540,757)       7,347,587
-------------------------------------------------------------------------------------------
  Cash Management Class                                        (14,684,754)      (1,994,482)
-------------------------------------------------------------------------------------------
  Reserve Class                                                     15,794               --
-------------------------------------------------------------------------------------------
  Resource Class                                               (14,472,970)    (126,612,324)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (40,334,726)    (269,092,853)
===========================================================================================
    Net increase (decrease) in net assets                      (40,385,387)    (269,091,343)
===========================================================================================

NET ASSETS:

  Beginning of year                                            234,741,982      503,833,325
===========================================================================================
  End of year                                                 $194,356,595    $ 234,741,982
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                           RATE
--------------------------------------------------------------------------
First $250 million                                                   0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                    0.15%
--------------------------------------------------------------------------
Over $500 million                                                    0.10%
__________________________________________________________________________
==========================================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year August 31, 2003, AIM waived advisory fees of $499,943.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $100,208 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $38,015 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $322,096, $41,539, $18,263, $356 and $36,644, respectively, after FMC waived Plan fees of $322,097, $15,428, $4,565, $87 and $9,161, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $2,931 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                     2003          2002
--------------------------------------------------------------------------
Distributions paid from ordinary income           $2,727,956    $9,278,002
__________________________________________________________________________
==========================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    114,161
----------------------------------------------------------------------------
Temporary book/tax differences                                       (67,791)
----------------------------------------------------------------------------
Shares of beneficial interest                                    194,310,225
============================================================================
Total net assets                                                $194,356,595
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                       CHANGES IN SHARES OUTSTANDING
                                     ------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                 2003                               2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 342,666,838    $ 342,666,838       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            805,981,277      805,981,277     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            12,458,739       12,458,739        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               414,298,328      414,298,328       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          824,453          824,453                --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                      285,091,420      285,091,420       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     211,442          211,442         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                654,592          654,592         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 6,695            6,695            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   294,784          294,784           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          264,640          264,640         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (325,650,092)    (325,650,092)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (832,516,096)    (832,516,096)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class           (15,006,191)     (15,006,191)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (429,277,866)    (429,277,866)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                         (808,659)        (808,659)               --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                     (299,829,030)    (299,829,030)     (472,347,356)      (472,347,356)
=======================================================================================================
                                      (40,334,726)   $ (40,334,726)     (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

* Reserve Class commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      CASH MANAGEMENT CLASS
                                    ---------------------------------------------------------
                                                                         DECEMBER 31, 1999
                                         YEAR ENDED AUGUST 31,         (DATE SALES COMMENCED)
                                    -------------------------------        TO AUGUST 31,
                                     2003         2002       2001               2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 1.00       $  1.00    $  1.00           $  1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income               0.01          0.02       0.05              0.04
---------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                           (0.01)        (0.02)     (0.05)            (0.04)
---------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                             0.00          0.00       0.00              0.00
=============================================================================================
    Total distributions              (0.01)        (0.02)     (0.05)            (0.04)
=============================================================================================
Net asset value, end of period      $ 1.00       $  1.00    $  1.00           $  1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                       1.16%         1.90%      5.23%             3.71%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $2,563       $17,260    $19,254           $50,033
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                    0.21%(b)      0.21%      0.20%             0.19%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                 0.43%(b)      0.35%      0.36%             0.46%(c)
=============================================================================================
Ratio of net investment income to
  average net assets                  1.13%(b)      1.90%      4.92%             5.25%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $22,828,277.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
---------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
---------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President
  Trustee                                           and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
------------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
------------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
------------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
------------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 4.83% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                              INSTITUTIONAL CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.




                                                                        TAP-AR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           TaxAdvantage Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced it to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Institutional Class outperformed its index, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period, the WAM stood at 42 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $85 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*


                                                                     SEVEN-DAY
                                                   MONTHLY YIELD     SEC YIELD
                                                   -------------     ---------
Government TaxAdvantage Portfolio                     0.85%             0.84%
Institutional Class*
iMoneyNet Money Fund Averages--Trademark--            0.63%             0.63%
Government Only/Institutions Only

================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                   [LINE ART]

MONTHLY YIELD COMPARISON
Year ended 8/31/03 (Yields are monthly yields for the month-ends shown.)


                  SHORT TERM INVESTMENTS TRUST             IMONEYNET MONEY FUND AVERAGES--Trademark--
                  GOVERNMENT TAXADVANTAGE PORTFOLIO        GOVERNMENT ONLY/INSTITUTIONS ONLY
                  INSTITUTIONAL CLASS
                               Yield                                   Yield
 9/02                           1.7                                     1.37
10/02                           1.7                                     1.36
11/02                           1.43                                    1.13
12/02                           1.32                                    1.03
 1/03                           1.26                                    0.94
 2/03                           1.25                                    0.9
 3/03                           1.15                                    0.88
 4/03                           1.12                                    0.84
 5/03                           1.11                                    0.82
 6/03                           1.05                                    0.77
 7/03                           0.87                                    0.64
 8/03                           0.85                                    0.63

================================================================================
Days

                                   [LINE ART]

WEIGHTED AVERAGE MATURITY COMPARISON
Year ended 8/31/03, as of the month-ends shown


              SHORT-TERM INVESTMENTS TRUST             IMONEYNET MONEY FUND AVERAGES--Trademark--
              GOVERNMENT TAXADVANTAGE PORTFOLIO        GOVERNMENT ONLY/INSTITUTIONS ONLY
              INSTITUTIONAL CLASS
                       Days                                    Days
 9/02                   46                                      50
10/02                   51                                      50
11/02                   48                                      52
12/02                   42                                      48
 1/03                   39                                      48
 2/03                   40                                      48
 3/03                   37                                      49
 4/03                   40                                      48
 5/03                   43                                      48
 6/03                   43                                      50
 7/03                   47                                      51
 8/03                   42                                      52

================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund Insight --Registered Trademark-- for monthly yields.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                              PAR
                                                MATURITY     (000)        VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--97.38%

FEDERAL FARM CREDIT BANK--0.59%

Bonds,
  5.00%                                         07/16/04    $1,100    $   1,137,024
===================================================================================
FEDERAL HOME LOAN BANK--96.79%

Disc. Notes,(a)
  0.84%                                         09/02/03    67,140       67,138,433
-----------------------------------------------------------------------------------
  1.03%                                         09/05/03    20,000       19,997,711
-----------------------------------------------------------------------------------
  0.88%                                         09/10/03     8,836        8,834,049
-----------------------------------------------------------------------------------
  1.00%                                         09/24/03    15,000       14,990,417
-----------------------------------------------------------------------------------
  1.05%                                         11/05/03     7,000        6,986,729
-----------------------------------------------------------------------------------
  0.88%                                         12/19/03    10,000        9,973,356
-----------------------------------------------------------------------------------
  0.85%                                         12/26/03    10,000        9,972,611
-----------------------------------------------------------------------------------
  0.99%                                         01/09/04    10,000        9,964,069
-----------------------------------------------------------------------------------
Unsec. Bonds,
  5.58%                                         09/02/03     4,000        4,000,470
-----------------------------------------------------------------------------------
  6.38%                                         11/14/03     2,050        2,071,528
-----------------------------------------------------------------------------------
  5.51%                                         01/26/04     1,000        1,017,632
-----------------------------------------------------------------------------------
  3.75%                                         02/13/04     2,000        2,023,773
-----------------------------------------------------------------------------------
  5.44%                                         04/19/04     1,000        1,027,338
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.97%(b)                                      09/02/03    15,000       14,999,988
-----------------------------------------------------------------------------------
  0.98%(c)                                      09/15/03    10,000        9,999,809
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.38%                                         06/15/04     1,000        1,017,743
-----------------------------------------------------------------------------------
  4.75%                                         06/28/04     4,000        4,112,150
===================================================================================
                                                                        188,127,806
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $189,264,830)                                               189,264,830
===================================================================================

U.S. TREASURY BILLS--2.57%(a)

0.85% (Cost $4,987,250)                         12/18/03     5,000        4,987,250
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $194,252,080)(d)                                                      194,252,080
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                         104,515
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                    $ 194,356,595
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, at value (amortized cost)                        $194,252,080
--------------------------------------------------------------------------
Cash                                                                 6,299
--------------------------------------------------------------------------
Receivables for:
  Interest                                                         260,222
--------------------------------------------------------------------------
  Amount due from advisor                                            9,287
--------------------------------------------------------------------------
Investment for deferred compensation plan                           47,422
--------------------------------------------------------------------------
Other assets                                                        15,417
==========================================================================
     Total assets                                              194,590,727
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Dividends                                                        116,049
--------------------------------------------------------------------------
  Deferred compensation plan                                        47,422
--------------------------------------------------------------------------
Accrued distribution fees                                           23,713
--------------------------------------------------------------------------
Accrued trustees' fees                                              15,162
--------------------------------------------------------------------------
Accrued transfer agent fees                                          8,029
--------------------------------------------------------------------------
Accrued operating expenses                                          23,757
==========================================================================
     Total liabilities                                             234,132
==========================================================================
Net assets applicable to shares outstanding                   $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $194,310,225
--------------------------------------------------------------------------
Undistributed net investment income                                    392
--------------------------------------------------------------------------
Undistributed net realized gain from investment securities          45,978
==========================================================================
                                                              $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                           $ 84,988,860
__________________________________________________________________________
==========================================================================
Private Investment Class                                      $ 85,137,646
__________________________________________________________________________
==========================================================================
Personal Investment Class                                     $  6,415,261
__________________________________________________________________________
==========================================================================
Cash Management Class                                         $  2,563,234
__________________________________________________________________________
==========================================================================
Reserve Class                                                 $     15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                $ 15,235,800
__________________________________________________________________________
==========================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                             84,941,808
__________________________________________________________________________
==========================================================================
Private Investment Class                                        85,140,968
__________________________________________________________________________
==========================================================================
Personal Investment Class                                        6,415,970
__________________________________________________________________________
==========================================================================
Cash Management Class                                            2,560,930
__________________________________________________________________________
==========================================================================
Reserve Class                                                       15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                  15,235,147
__________________________________________________________________________
==========================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $       1.00
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $3,398,326
========================================================================

EXPENSES:

Advisory fees                                                    505,154
------------------------------------------------------------------------
Administrative services fees                                     100,208
------------------------------------------------------------------------
Custodian fees                                                    16,352
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       644,193
------------------------------------------------------------------------
  Personal Investment Class                                       56,967
------------------------------------------------------------------------
  Cash Management Class                                           22,828
------------------------------------------------------------------------
  Reserve Class                                                      443
------------------------------------------------------------------------
  Resource Class                                                  45,805
------------------------------------------------------------------------
Transfer agent fees                                               57,118
------------------------------------------------------------------------
Trustees' fees                                                    10,372
------------------------------------------------------------------------
Other                                                            137,212
========================================================================
    Total expenses                                             1,596,652
========================================================================
Less: Fees waived                                               (851,281)
========================================================================
    Net expenses                                                 745,371
========================================================================
Net investment income                                          2,652,955
========================================================================
Net realized gain from investment securities                      24,340
========================================================================
Net increase in net assets resulting from operations          $2,677,295
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,652,955    $   9,278,002
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      24,340            1,510
===========================================================================================
    Net increase in net assets resulting from operations         2,677,295        9,279,512
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (839,275)      (3,468,235)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,252,576)      (2,625,345)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (52,141)         (43,549)
-------------------------------------------------------------------------------------------
  Cash Management Class                                           (260,942)        (770,065)
-------------------------------------------------------------------------------------------
  Reserve Class                                                        (29)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                  (247,992)      (2,370,808)
===========================================================================================
    Total distributions from net investment income              (2,652,955)      (9,278,002)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (17,975)              --
-------------------------------------------------------------------------------------------
  Private Investment Class                                         (42,461)              --
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (2,054)              --
-------------------------------------------------------------------------------------------
  Cash Management Class                                             (7,634)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                    (4,877)              --
===========================================================================================
    Total distributions from net realized gains                    (75,001)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (2,727,956)      (9,278,002)
===========================================================================================
Share transactions-net:
  Institutional Class                                           17,228,188     (140,553,009)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (25,880,227)      (7,280,625)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                     (2,540,757)       7,347,587
-------------------------------------------------------------------------------------------
  Cash Management Class                                        (14,684,754)      (1,994,482)
-------------------------------------------------------------------------------------------
  Reserve Class                                                     15,794               --
-------------------------------------------------------------------------------------------
  Resource Class                                               (14,472,970)    (126,612,324)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (40,334,726)    (269,092,853)
===========================================================================================
    Net increase (decrease) in net assets                      (40,385,387)    (269,091,343)
===========================================================================================

NET ASSETS:

  Beginning of year                                            234,741,982      503,833,325
===========================================================================================
  End of year                                                 $194,356,595    $ 234,741,982
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                           RATE
--------------------------------------------------------------------------
First $250 million                                                   0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                    0.15%
--------------------------------------------------------------------------
Over $500 million                                                    0.10%
__________________________________________________________________________
==========================================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year August 31, 2003, AIM waived advisory fees of $499,943.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $100,208 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $38,015 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $322,096, $41,539, $18,263, $356 and $36,644, respectively, after FMC waived Plan fees of $322,097, $15,428, $4,565, $87 and $9,161, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $2,931 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                     2003          2002
--------------------------------------------------------------------------
Distributions paid from ordinary income           $2,727,956    $9,278,002
__________________________________________________________________________
==========================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    114,161
----------------------------------------------------------------------------
Temporary book/tax differences                                       (67,791)
----------------------------------------------------------------------------
Shares of beneficial interest                                    194,310,225
============================================================================
Total net assets                                                $194,356,595
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                       CHANGES IN SHARES OUTSTANDING
                                     ------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                 2003                               2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 342,666,838    $ 342,666,838       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            805,981,277      805,981,277     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            12,458,739       12,458,739        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               414,298,328      414,298,328       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          824,453          824,453                --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                      285,091,420      285,091,420       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     211,442          211,442         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                654,592          654,592         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 6,695            6,695            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   294,784          294,784           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          264,640          264,640         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (325,650,092)    (325,650,092)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (832,516,096)    (832,516,096)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class           (15,006,191)     (15,006,191)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (429,277,866)    (429,277,866)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                         (808,659)        (808,659)               --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                     (299,829,030)    (299,829,030)     (472,347,356)      (472,347,356)
=======================================================================================================
                                      (40,334,726)   $ (40,334,726)     (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

* Reserve Class commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                                         -------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------
                                          2003          2002        2001       2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.01          0.02        0.05       0.05       0.04
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)        (0.02)      (0.05)     (0.05)     (0.04)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains     0.00          0.00        0.00       0.00       0.00
================================================================================================
    Total distributions                    (0.01)        (0.02)      (0.05)     (0.05)     (0.04)
================================================================================================
Net asset value, end of period           $  1.00       $  1.00    $   1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                             1.24%         1.98%       5.31%      5.41%      4.51%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $84,989       $67,754    $208,307    $60,825    $88,517
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          0.13%(b)      0.13%       0.12%      0.11%      0.19%
------------------------------------------------------------------------------------------------
  Without fee waivers                       0.33%(b)      0.25%       0.26%      0.36%      0.35%
================================================================================================
Ratio of net investment income to
  average net assets                        1.21%(b)      1.98%       5.00%      5.33%      4.42%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $71,226,482.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
---------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
---------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President
  Trustee                                           and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
------------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
------------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
------------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
------------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 4.83% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        TAP-AR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           TaxAdvantage Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced it to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Personal Investment Class was producing a monthly yield of 0.30% and a seven-day SEC yield of 0.29%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period, the WAM stood at 42 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $6.4 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.




                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                              PAR
                                                MATURITY     (000)        VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--97.38%

FEDERAL FARM CREDIT BANK--0.59%

Bonds,
  5.00%                                         07/16/04    $1,100    $   1,137,024
===================================================================================
FEDERAL HOME LOAN BANK--96.79%

Disc. Notes,(a)
  0.84%                                         09/02/03    67,140       67,138,433
-----------------------------------------------------------------------------------
  1.03%                                         09/05/03    20,000       19,997,711
-----------------------------------------------------------------------------------
  0.88%                                         09/10/03     8,836        8,834,049
-----------------------------------------------------------------------------------
  1.00%                                         09/24/03    15,000       14,990,417
-----------------------------------------------------------------------------------
  1.05%                                         11/05/03     7,000        6,986,729
-----------------------------------------------------------------------------------
  0.88%                                         12/19/03    10,000        9,973,356
-----------------------------------------------------------------------------------
  0.85%                                         12/26/03    10,000        9,972,611
-----------------------------------------------------------------------------------
  0.99%                                         01/09/04    10,000        9,964,069
-----------------------------------------------------------------------------------
Unsec. Bonds,
  5.58%                                         09/02/03     4,000        4,000,470
-----------------------------------------------------------------------------------
  6.38%                                         11/14/03     2,050        2,071,528
-----------------------------------------------------------------------------------
  5.51%                                         01/26/04     1,000        1,017,632
-----------------------------------------------------------------------------------
  3.75%                                         02/13/04     2,000        2,023,773
-----------------------------------------------------------------------------------
  5.44%                                         04/19/04     1,000        1,027,338
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.97%(b)                                      09/02/03    15,000       14,999,988
-----------------------------------------------------------------------------------
  0.98%(c)                                      09/15/03    10,000        9,999,809
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.38%                                         06/15/04     1,000        1,017,743
-----------------------------------------------------------------------------------
  4.75%                                         06/28/04     4,000        4,112,150
===================================================================================
                                                                        188,127,806
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $189,264,830)                                               189,264,830
===================================================================================

U.S. TREASURY BILLS--2.57%(a)

0.85% (Cost $4,987,250)                         12/18/03     5,000        4,987,250
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $194,252,080)(d)                                                      194,252,080
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                         104,515
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                    $ 194,356,595
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, at value (amortized cost)                        $194,252,080
--------------------------------------------------------------------------
Cash                                                                 6,299
--------------------------------------------------------------------------
Receivables for:
  Interest                                                         260,222
--------------------------------------------------------------------------
  Amount due from advisor                                            9,287
--------------------------------------------------------------------------
Investment for deferred compensation plan                           47,422
--------------------------------------------------------------------------
Other assets                                                        15,417
==========================================================================
     Total assets                                              194,590,727
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Dividends                                                        116,049
--------------------------------------------------------------------------
  Deferred compensation plan                                        47,422
--------------------------------------------------------------------------
Accrued distribution fees                                           23,713
--------------------------------------------------------------------------
Accrued trustees' fees                                              15,162
--------------------------------------------------------------------------
Accrued transfer agent fees                                          8,029
--------------------------------------------------------------------------
Accrued operating expenses                                          23,757
==========================================================================
     Total liabilities                                             234,132
==========================================================================
Net assets applicable to shares outstanding                   $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $194,310,225
--------------------------------------------------------------------------
Undistributed net investment income                                    392
--------------------------------------------------------------------------
Undistributed net realized gain from investment securities          45,978
==========================================================================
                                                              $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                           $ 84,988,860
__________________________________________________________________________
==========================================================================
Private Investment Class                                      $ 85,137,646
__________________________________________________________________________
==========================================================================
Personal Investment Class                                     $  6,415,261
__________________________________________________________________________
==========================================================================
Cash Management Class                                         $  2,563,234
__________________________________________________________________________
==========================================================================
Reserve Class                                                 $     15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                $ 15,235,800
__________________________________________________________________________
==========================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                             84,941,808
__________________________________________________________________________
==========================================================================
Private Investment Class                                        85,140,968
__________________________________________________________________________
==========================================================================
Personal Investment Class                                        6,415,970
__________________________________________________________________________
==========================================================================
Cash Management Class                                            2,560,930
__________________________________________________________________________
==========================================================================
Reserve Class                                                       15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                  15,235,147
__________________________________________________________________________
==========================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $       1.00
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $3,398,326
========================================================================

EXPENSES:

Advisory fees                                                    505,154
------------------------------------------------------------------------
Administrative services fees                                     100,208
------------------------------------------------------------------------
Custodian fees                                                    16,352
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       644,193
------------------------------------------------------------------------
  Personal Investment Class                                       56,967
------------------------------------------------------------------------
  Cash Management Class                                           22,828
------------------------------------------------------------------------
  Reserve Class                                                      443
------------------------------------------------------------------------
  Resource Class                                                  45,805
------------------------------------------------------------------------
Transfer agent fees                                               57,118
------------------------------------------------------------------------
Trustees' fees                                                    10,372
------------------------------------------------------------------------
Other                                                            137,212
========================================================================
    Total expenses                                             1,596,652
========================================================================
Less: Fees waived                                               (851,281)
========================================================================
    Net expenses                                                 745,371
========================================================================
Net investment income                                          2,652,955
========================================================================
Net realized gain from investment securities                      24,340
========================================================================
Net increase in net assets resulting from operations          $2,677,295
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,652,955    $   9,278,002
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      24,340            1,510
===========================================================================================
    Net increase in net assets resulting from operations         2,677,295        9,279,512
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (839,275)      (3,468,235)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,252,576)      (2,625,345)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (52,141)         (43,549)
-------------------------------------------------------------------------------------------
  Cash Management Class                                           (260,942)        (770,065)
-------------------------------------------------------------------------------------------
  Reserve Class                                                        (29)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                  (247,992)      (2,370,808)
===========================================================================================
    Total distributions from net investment income              (2,652,955)      (9,278,002)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (17,975)              --
-------------------------------------------------------------------------------------------
  Private Investment Class                                         (42,461)              --
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (2,054)              --
-------------------------------------------------------------------------------------------
  Cash Management Class                                             (7,634)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                    (4,877)              --
===========================================================================================
    Total distributions from net realized gains                    (75,001)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (2,727,956)      (9,278,002)
===========================================================================================
Share transactions-net:
  Institutional Class                                           17,228,188     (140,553,009)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (25,880,227)      (7,280,625)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                     (2,540,757)       7,347,587
-------------------------------------------------------------------------------------------
  Cash Management Class                                        (14,684,754)      (1,994,482)
-------------------------------------------------------------------------------------------
  Reserve Class                                                     15,794               --
-------------------------------------------------------------------------------------------
  Resource Class                                               (14,472,970)    (126,612,324)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (40,334,726)    (269,092,853)
===========================================================================================
    Net increase (decrease) in net assets                      (40,385,387)    (269,091,343)
===========================================================================================

NET ASSETS:

  Beginning of year                                            234,741,982      503,833,325
===========================================================================================
  End of year                                                 $194,356,595    $ 234,741,982
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                           RATE
--------------------------------------------------------------------------
First $250 million                                                   0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                    0.15%
--------------------------------------------------------------------------
Over $500 million                                                    0.10%
__________________________________________________________________________
==========================================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year August 31, 2003, AIM waived advisory fees of $499,943.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $100,208 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $38,015 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $322,096, $41,539, $18,263, $356 and $36,644, respectively, after FMC waived Plan fees of $322,097, $15,428, $4,565, $87 and $9,161, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $2,931 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                     2003          2002
--------------------------------------------------------------------------
Distributions paid from ordinary income           $2,727,956    $9,278,002
__________________________________________________________________________
==========================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    114,161
----------------------------------------------------------------------------
Temporary book/tax differences                                       (67,791)
----------------------------------------------------------------------------
Shares of beneficial interest                                    194,310,225
============================================================================
Total net assets                                                $194,356,595
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                       CHANGES IN SHARES OUTSTANDING
                                     ------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                 2003                               2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 342,666,838    $ 342,666,838       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            805,981,277      805,981,277     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            12,458,739       12,458,739        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               414,298,328      414,298,328       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          824,453          824,453                --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                      285,091,420      285,091,420       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     211,442          211,442         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                654,592          654,592         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 6,695            6,695            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   294,784          294,784           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          264,640          264,640         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (325,650,092)    (325,650,092)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (832,516,096)    (832,516,096)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class           (15,006,191)     (15,006,191)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (429,277,866)    (429,277,866)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                         (808,659)        (808,659)               --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                     (299,829,030)    (299,829,030)     (472,347,356)      (472,347,356)
=======================================================================================================
                                      (40,334,726)   $ (40,334,726)     (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

* Reserve Class commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                              ---------------------------------------------
                                                  YEAR ENDED              MAY 30, 2001
                                                  AUGUST 31,         (DATE SALES COMMENCED)
                                              -------------------        TO AUGUST 31,
                                               2003         2002              2001
-------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 1.00       $ 1.00            $ 1.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.01         0.02              0.01
-------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.01)       (0.02)            (0.01)
-------------------------------------------------------------------------------------------
  Distributions from net realized gains         0.00         0.00              0.00
===========================================================================================
    Total distributions                        (0.01)       (0.02)            (0.01)
===========================================================================================
Net asset value, end of period                $ 1.00       $ 1.00            $ 1.00
___________________________________________________________________________________________
===========================================================================================
Total return(a)                                 0.69%        1.47%             0.82%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $6,415       $8,957            $1,609
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              0.68%(b)     0.63%             0.62%(c)
-------------------------------------------------------------------------------------------
  Without fee waivers                           1.08%(b)     1.00%             1.01%(c)
===========================================================================================
Ratio of net investment income to average
  net assets                                    0.66%(b)     1.48%             4.50%(c)
___________________________________________________________________________________________
===========================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $7,595,626.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
---------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
---------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President
  Trustee                                           and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
------------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
------------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
------------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
------------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 4.83% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

  This report may be distributed only to current shareholders or to persons who have received a current prospectus.


                                                                        TAP-AR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           TaxAdvantage Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced it to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Private Investment Class was producing competitive monthly and seven-day yield, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period, the WAM stood at 42 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $85.1 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*


                                                       SEVEN-DAY
                                    MONTHLY YIELD      SEC YIELD
                                    -------------      ---------
Government TaxAdvantage Portfolio         0.60%          0.59%
Private Investment Class
iMoneyNet Money Fund
Averages--Trademark--                     0.63           0.63
Government Only/Institutions Only

================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman




*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                              PAR
                                                MATURITY     (000)        VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--97.38%

FEDERAL FARM CREDIT BANK--0.59%

Bonds,
  5.00%                                         07/16/04    $1,100    $   1,137,024
===================================================================================
FEDERAL HOME LOAN BANK--96.79%

Disc. Notes,(a)
  0.84%                                         09/02/03    67,140       67,138,433
-----------------------------------------------------------------------------------
  1.03%                                         09/05/03    20,000       19,997,711
-----------------------------------------------------------------------------------
  0.88%                                         09/10/03     8,836        8,834,049
-----------------------------------------------------------------------------------
  1.00%                                         09/24/03    15,000       14,990,417
-----------------------------------------------------------------------------------
  1.05%                                         11/05/03     7,000        6,986,729
-----------------------------------------------------------------------------------
  0.88%                                         12/19/03    10,000        9,973,356
-----------------------------------------------------------------------------------
  0.85%                                         12/26/03    10,000        9,972,611
-----------------------------------------------------------------------------------
  0.99%                                         01/09/04    10,000        9,964,069
-----------------------------------------------------------------------------------
Unsec. Bonds,
  5.58%                                         09/02/03     4,000        4,000,470
-----------------------------------------------------------------------------------
  6.38%                                         11/14/03     2,050        2,071,528
-----------------------------------------------------------------------------------
  5.51%                                         01/26/04     1,000        1,017,632
-----------------------------------------------------------------------------------
  3.75%                                         02/13/04     2,000        2,023,773
-----------------------------------------------------------------------------------
  5.44%                                         04/19/04     1,000        1,027,338
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.97%(b)                                      09/02/03    15,000       14,999,988
-----------------------------------------------------------------------------------
  0.98%(c)                                      09/15/03    10,000        9,999,809
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.38%                                         06/15/04     1,000        1,017,743
-----------------------------------------------------------------------------------
  4.75%                                         06/28/04     4,000        4,112,150
===================================================================================
                                                                        188,127,806
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $189,264,830)                                               189,264,830
===================================================================================

U.S. TREASURY BILLS--2.57%(a)

0.85% (Cost $4,987,250)                         12/18/03     5,000        4,987,250
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $194,252,080)(d)                                                      194,252,080
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                         104,515
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                    $ 194,356,595
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, at value (amortized cost)                        $194,252,080
--------------------------------------------------------------------------
Cash                                                                 6,299
--------------------------------------------------------------------------
Receivables for:
  Interest                                                         260,222
--------------------------------------------------------------------------
  Amount due from advisor                                            9,287
--------------------------------------------------------------------------
Investment for deferred compensation plan                           47,422
--------------------------------------------------------------------------
Other assets                                                        15,417
==========================================================================
     Total assets                                              194,590,727
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Dividends                                                        116,049
--------------------------------------------------------------------------
  Deferred compensation plan                                        47,422
--------------------------------------------------------------------------
Accrued distribution fees                                           23,713
--------------------------------------------------------------------------
Accrued trustees' fees                                              15,162
--------------------------------------------------------------------------
Accrued transfer agent fees                                          8,029
--------------------------------------------------------------------------
Accrued operating expenses                                          23,757
==========================================================================
     Total liabilities                                             234,132
==========================================================================
Net assets applicable to shares outstanding                   $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $194,310,225
--------------------------------------------------------------------------
Undistributed net investment income                                    392
--------------------------------------------------------------------------
Undistributed net realized gain from investment securities          45,978
==========================================================================
                                                              $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                           $ 84,988,860
__________________________________________________________________________
==========================================================================
Private Investment Class                                      $ 85,137,646
__________________________________________________________________________
==========================================================================
Personal Investment Class                                     $  6,415,261
__________________________________________________________________________
==========================================================================
Cash Management Class                                         $  2,563,234
__________________________________________________________________________
==========================================================================
Reserve Class                                                 $     15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                $ 15,235,800
__________________________________________________________________________
==========================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                             84,941,808
__________________________________________________________________________
==========================================================================
Private Investment Class                                        85,140,968
__________________________________________________________________________
==========================================================================
Personal Investment Class                                        6,415,970
__________________________________________________________________________
==========================================================================
Cash Management Class                                            2,560,930
__________________________________________________________________________
==========================================================================
Reserve Class                                                       15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                  15,235,147
__________________________________________________________________________
==========================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $       1.00
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $3,398,326
========================================================================

EXPENSES:

Advisory fees                                                    505,154
------------------------------------------------------------------------
Administrative services fees                                     100,208
------------------------------------------------------------------------
Custodian fees                                                    16,352
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       644,193
------------------------------------------------------------------------
  Personal Investment Class                                       56,967
------------------------------------------------------------------------
  Cash Management Class                                           22,828
------------------------------------------------------------------------
  Reserve Class                                                      443
------------------------------------------------------------------------
  Resource Class                                                  45,805
------------------------------------------------------------------------
Transfer agent fees                                               57,118
------------------------------------------------------------------------
Trustees' fees                                                    10,372
------------------------------------------------------------------------
Other                                                            137,212
========================================================================
    Total expenses                                             1,596,652
========================================================================
Less: Fees waived                                               (851,281)
========================================================================
    Net expenses                                                 745,371
========================================================================
Net investment income                                          2,652,955
========================================================================
Net realized gain from investment securities                      24,340
========================================================================
Net increase in net assets resulting from operations          $2,677,295
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,652,955    $   9,278,002
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      24,340            1,510
===========================================================================================
    Net increase in net assets resulting from operations         2,677,295        9,279,512
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (839,275)      (3,468,235)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,252,576)      (2,625,345)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (52,141)         (43,549)
-------------------------------------------------------------------------------------------
  Cash Management Class                                           (260,942)        (770,065)
-------------------------------------------------------------------------------------------
  Reserve Class                                                        (29)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                  (247,992)      (2,370,808)
===========================================================================================
    Total distributions from net investment income              (2,652,955)      (9,278,002)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (17,975)              --
-------------------------------------------------------------------------------------------
  Private Investment Class                                         (42,461)              --
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (2,054)              --
-------------------------------------------------------------------------------------------
  Cash Management Class                                             (7,634)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                    (4,877)              --
===========================================================================================
    Total distributions from net realized gains                    (75,001)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (2,727,956)      (9,278,002)
===========================================================================================
Share transactions-net:
  Institutional Class                                           17,228,188     (140,553,009)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (25,880,227)      (7,280,625)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                     (2,540,757)       7,347,587
-------------------------------------------------------------------------------------------
  Cash Management Class                                        (14,684,754)      (1,994,482)
-------------------------------------------------------------------------------------------
  Reserve Class                                                     15,794               --
-------------------------------------------------------------------------------------------
  Resource Class                                               (14,472,970)    (126,612,324)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (40,334,726)    (269,092,853)
===========================================================================================
    Net increase (decrease) in net assets                      (40,385,387)    (269,091,343)
===========================================================================================

NET ASSETS:

  Beginning of year                                            234,741,982      503,833,325
===========================================================================================
  End of year                                                 $194,356,595    $ 234,741,982
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                           RATE
--------------------------------------------------------------------------
First $250 million                                                   0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                    0.15%
--------------------------------------------------------------------------
Over $500 million                                                    0.10%
__________________________________________________________________________
==========================================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year August 31, 2003, AIM waived advisory fees of $499,943.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $100,208 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $38,015 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $322,096, $41,539, $18,263, $356 and $36,644, respectively, after FMC waived Plan fees of $322,097, $15,428, $4,565, $87 and $9,161, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $2,931 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                     2003          2002
--------------------------------------------------------------------------
Distributions paid from ordinary income           $2,727,956    $9,278,002
__________________________________________________________________________
==========================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    114,161
----------------------------------------------------------------------------
Temporary book/tax differences                                       (67,791)
----------------------------------------------------------------------------
Shares of beneficial interest                                    194,310,225
============================================================================
Total net assets                                                $194,356,595
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                       CHANGES IN SHARES OUTSTANDING
                                     ------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                 2003                               2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 342,666,838    $ 342,666,838       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            805,981,277      805,981,277     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            12,458,739       12,458,739        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               414,298,328      414,298,328       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          824,453          824,453                --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                      285,091,420      285,091,420       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     211,442          211,442         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                654,592          654,592         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 6,695            6,695            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   294,784          294,784           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          264,640          264,640         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (325,650,092)    (325,650,092)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (832,516,096)    (832,516,096)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class           (15,006,191)     (15,006,191)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (429,277,866)    (429,277,866)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                         (808,659)        (808,659)               --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                     (299,829,030)    (299,829,030)     (472,347,356)      (472,347,356)
=======================================================================================================
                                      (40,334,726)   $ (40,334,726)     (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

* Reserve Class commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PRIVATE INVESTMENT CLASS
                                        --------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                        --------------------------------------------------------
                                         2003           2002        2001       2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  1.00       $   1.00    $   1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.02        0.05       0.05       0.04
------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income    (0.01)         (0.02)      (0.05)     (0.05)     (0.04)
------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  0.00           0.00        0.00       0.00       0.00
================================================================================================
    Total distributions                   (0.01)         (0.02)      (0.05)     (0.05)     (0.04)
================================================================================================
Net asset value, end of period          $  1.00       $   1.00    $   1.00    $  1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                            0.99%          1.73%       5.05%      5.15%      4.25%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $85,138       $111,045    $118,324    $77,755    $45,377
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         0.38%(b)       0.38%       0.37%      0.36%      0.43%
------------------------------------------------------------------------------------------------
  Without fee waivers                      0.83%(b)       0.75%       0.76%      0.86%      0.85%
================================================================================================
Ratio of net investment income to
  average net assets                       0.96%(b)       1.73%       4.75%      5.08%      4.18%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $128,838,570.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
---------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
---------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President
  Trustee                                           and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
------------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
------------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
------------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
------------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 4.83% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 RESERVE CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.


                                                                        TAP-AR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           TaxAdvantage Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced it to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Reserve Class was producing a monthly yield of 0.06% and a seven-day SEC yield of 0.05%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period, the WAM stood at 42 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $15,794. Reserve Class commenced sales on 6/23/03. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.



                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                              PAR
                                                MATURITY     (000)        VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--97.38%

FEDERAL FARM CREDIT BANK--0.59%

Bonds,
  5.00%                                         07/16/04    $1,100    $   1,137,024
===================================================================================
FEDERAL HOME LOAN BANK--96.79%

Disc. Notes,(a)
  0.84%                                         09/02/03    67,140       67,138,433
-----------------------------------------------------------------------------------
  1.03%                                         09/05/03    20,000       19,997,711
-----------------------------------------------------------------------------------
  0.88%                                         09/10/03     8,836        8,834,049
-----------------------------------------------------------------------------------
  1.00%                                         09/24/03    15,000       14,990,417
-----------------------------------------------------------------------------------
  1.05%                                         11/05/03     7,000        6,986,729
-----------------------------------------------------------------------------------
  0.88%                                         12/19/03    10,000        9,973,356
-----------------------------------------------------------------------------------
  0.85%                                         12/26/03    10,000        9,972,611
-----------------------------------------------------------------------------------
  0.99%                                         01/09/04    10,000        9,964,069
-----------------------------------------------------------------------------------
Unsec. Bonds,
  5.58%                                         09/02/03     4,000        4,000,470
-----------------------------------------------------------------------------------
  6.38%                                         11/14/03     2,050        2,071,528
-----------------------------------------------------------------------------------
  5.51%                                         01/26/04     1,000        1,017,632
-----------------------------------------------------------------------------------
  3.75%                                         02/13/04     2,000        2,023,773
-----------------------------------------------------------------------------------
  5.44%                                         04/19/04     1,000        1,027,338
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.97%(b)                                      09/02/03    15,000       14,999,988
-----------------------------------------------------------------------------------
  0.98%(c)                                      09/15/03    10,000        9,999,809
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.38%                                         06/15/04     1,000        1,017,743
-----------------------------------------------------------------------------------
  4.75%                                         06/28/04     4,000        4,112,150
===================================================================================
                                                                        188,127,806
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $189,264,830)                                               189,264,830
===================================================================================

U.S. TREASURY BILLS--2.57%(a)

0.85% (Cost $4,987,250)                         12/18/03     5,000        4,987,250
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $194,252,080)(d)                                                      194,252,080
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                         104,515
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                    $ 194,356,595
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, at value (amortized cost)                        $194,252,080
--------------------------------------------------------------------------
Cash                                                                 6,299
--------------------------------------------------------------------------
Receivables for:
  Interest                                                         260,222
--------------------------------------------------------------------------
  Amount due from advisor                                            9,287
--------------------------------------------------------------------------
Investment for deferred compensation plan                           47,422
--------------------------------------------------------------------------
Other assets                                                        15,417
==========================================================================
     Total assets                                              194,590,727
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Dividends                                                        116,049
--------------------------------------------------------------------------
  Deferred compensation plan                                        47,422
--------------------------------------------------------------------------
Accrued distribution fees                                           23,713
--------------------------------------------------------------------------
Accrued trustees' fees                                              15,162
--------------------------------------------------------------------------
Accrued transfer agent fees                                          8,029
--------------------------------------------------------------------------
Accrued operating expenses                                          23,757
==========================================================================
     Total liabilities                                             234,132
==========================================================================
Net assets applicable to shares outstanding                   $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $194,310,225
--------------------------------------------------------------------------
Undistributed net investment income                                    392
--------------------------------------------------------------------------
Undistributed net realized gain from investment securities          45,978
==========================================================================
                                                              $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                           $ 84,988,860
__________________________________________________________________________
==========================================================================
Private Investment Class                                      $ 85,137,646
__________________________________________________________________________
==========================================================================
Personal Investment Class                                     $  6,415,261
__________________________________________________________________________
==========================================================================
Cash Management Class                                         $  2,563,234
__________________________________________________________________________
==========================================================================
Reserve Class                                                 $     15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                $ 15,235,800
__________________________________________________________________________
==========================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                             84,941,808
__________________________________________________________________________
==========================================================================
Private Investment Class                                        85,140,968
__________________________________________________________________________
==========================================================================
Personal Investment Class                                        6,415,970
__________________________________________________________________________
==========================================================================
Cash Management Class                                            2,560,930
__________________________________________________________________________
==========================================================================
Reserve Class                                                       15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                  15,235,147
__________________________________________________________________________
==========================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $       1.00
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $3,398,326
========================================================================

EXPENSES:

Advisory fees                                                    505,154
------------------------------------------------------------------------
Administrative services fees                                     100,208
------------------------------------------------------------------------
Custodian fees                                                    16,352
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       644,193
------------------------------------------------------------------------
  Personal Investment Class                                       56,967
------------------------------------------------------------------------
  Cash Management Class                                           22,828
------------------------------------------------------------------------
  Reserve Class                                                      443
------------------------------------------------------------------------
  Resource Class                                                  45,805
------------------------------------------------------------------------
Transfer agent fees                                               57,118
------------------------------------------------------------------------
Trustees' fees                                                    10,372
------------------------------------------------------------------------
Other                                                            137,212
========================================================================
    Total expenses                                             1,596,652
========================================================================
Less: Fees waived                                               (851,281)
========================================================================
    Net expenses                                                 745,371
========================================================================
Net investment income                                          2,652,955
========================================================================
Net realized gain from investment securities                      24,340
========================================================================
Net increase in net assets resulting from operations          $2,677,295
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,652,955    $   9,278,002
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      24,340            1,510
===========================================================================================
    Net increase in net assets resulting from operations         2,677,295        9,279,512
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (839,275)      (3,468,235)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,252,576)      (2,625,345)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (52,141)         (43,549)
-------------------------------------------------------------------------------------------
  Cash Management Class                                           (260,942)        (770,065)
-------------------------------------------------------------------------------------------
  Reserve Class                                                        (29)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                  (247,992)      (2,370,808)
===========================================================================================
    Total distributions from net investment income              (2,652,955)      (9,278,002)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (17,975)              --
-------------------------------------------------------------------------------------------
  Private Investment Class                                         (42,461)              --
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (2,054)              --
-------------------------------------------------------------------------------------------
  Cash Management Class                                             (7,634)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                    (4,877)              --
===========================================================================================
    Total distributions from net realized gains                    (75,001)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (2,727,956)      (9,278,002)
===========================================================================================
Share transactions-net:
  Institutional Class                                           17,228,188     (140,553,009)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (25,880,227)      (7,280,625)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                     (2,540,757)       7,347,587
-------------------------------------------------------------------------------------------
  Cash Management Class                                        (14,684,754)      (1,994,482)
-------------------------------------------------------------------------------------------
  Reserve Class                                                     15,794               --
-------------------------------------------------------------------------------------------
  Resource Class                                               (14,472,970)    (126,612,324)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (40,334,726)    (269,092,853)
===========================================================================================
    Net increase (decrease) in net assets                      (40,385,387)    (269,091,343)
===========================================================================================

NET ASSETS:

  Beginning of year                                            234,741,982      503,833,325
===========================================================================================
  End of year                                                 $194,356,595    $ 234,741,982
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                           RATE
--------------------------------------------------------------------------
First $250 million                                                   0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                    0.15%
--------------------------------------------------------------------------
Over $500 million                                                    0.10%
__________________________________________________________________________
==========================================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year August 31, 2003, AIM waived advisory fees of $499,943.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $100,208 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $38,015 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $322,096, $41,539, $18,263, $356 and $36,644, respectively, after FMC waived Plan fees of $322,097, $15,428, $4,565, $87 and $9,161, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $2,931 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                     2003          2002
--------------------------------------------------------------------------
Distributions paid from ordinary income           $2,727,956    $9,278,002
__________________________________________________________________________
==========================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    114,161
----------------------------------------------------------------------------
Temporary book/tax differences                                       (67,791)
----------------------------------------------------------------------------
Shares of beneficial interest                                    194,310,225
============================================================================
Total net assets                                                $194,356,595
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                       CHANGES IN SHARES OUTSTANDING
                                     ------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                 2003                               2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 342,666,838    $ 342,666,838       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            805,981,277      805,981,277     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            12,458,739       12,458,739        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               414,298,328      414,298,328       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          824,453          824,453                --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                      285,091,420      285,091,420       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     211,442          211,442         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                654,592          654,592         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 6,695            6,695            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   294,784          294,784           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          264,640          264,640         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (325,650,092)    (325,650,092)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (832,516,096)    (832,516,096)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class           (15,006,191)     (15,006,191)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (429,277,866)    (429,277,866)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                         (808,659)        (808,659)               --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                     (299,829,030)    (299,829,030)     (472,347,356)      (472,347,356)
=======================================================================================================
                                      (40,334,726)   $ (40,334,726)     (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

* Reserve Class commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                  RESERVE CLASS
                                                              ----------------------
                                                                  JUNE 23, 2003
                                                              (DATE SALES COMMENCED)
                                                              YEAR ENDED AUGUST 31,
                                                                       2003
------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 1.00
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01
------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                 (0.01)
------------------------------------------------------------------------------------
  Distributions from net realized gains                                 0.00
====================================================================================
    Total distributions                                                (0.01)
====================================================================================
Net asset value, end of period                                        $ 1.00
____________________________________________________________________________________
====================================================================================
Total return(a)                                                         0.44%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   16
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      0.93%(b)
------------------------------------------------------------------------------------
  Without fee waivers                                                   1.32%(b)
====================================================================================
Ratio of net investment income to average net assets                    0.41%(b)
____________________________________________________________________________________
====================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $231,078.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
---------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
---------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President
  Trustee                                           and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
------------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
------------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
------------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
------------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 4.83% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 RESOURCE CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.


                                                                        TAP-AR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This report on the Short-Term Investments Trust Government
ROBERT H.           TaxAdvantage Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In
                    November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced it to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Resource Class slightly outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period, the WAM stood at 42 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $15.2 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*

                                                        SEVEN-DAY
                                    MONTHLY YIELD       SEC YIELD
                                    -------------       ---------
Government TaxAdvantage Portfolio         0.69%              0.68%
Resource Class
iMoneyNet Money Fund
Averages--Trademark--                     0.63               0.63
Government Only/Institutions Only

================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman



*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                              PAR
                                                MATURITY     (000)        VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--97.38%

FEDERAL FARM CREDIT BANK--0.59%

Bonds,
  5.00%                                         07/16/04    $1,100    $   1,137,024
===================================================================================
FEDERAL HOME LOAN BANK--96.79%

Disc. Notes,(a)
  0.84%                                         09/02/03    67,140       67,138,433
-----------------------------------------------------------------------------------
  1.03%                                         09/05/03    20,000       19,997,711
-----------------------------------------------------------------------------------
  0.88%                                         09/10/03     8,836        8,834,049
-----------------------------------------------------------------------------------
  1.00%                                         09/24/03    15,000       14,990,417
-----------------------------------------------------------------------------------
  1.05%                                         11/05/03     7,000        6,986,729
-----------------------------------------------------------------------------------
  0.88%                                         12/19/03    10,000        9,973,356
-----------------------------------------------------------------------------------
  0.85%                                         12/26/03    10,000        9,972,611
-----------------------------------------------------------------------------------
  0.99%                                         01/09/04    10,000        9,964,069
-----------------------------------------------------------------------------------
Unsec. Bonds,
  5.58%                                         09/02/03     4,000        4,000,470
-----------------------------------------------------------------------------------
  6.38%                                         11/14/03     2,050        2,071,528
-----------------------------------------------------------------------------------
  5.51%                                         01/26/04     1,000        1,017,632
-----------------------------------------------------------------------------------
  3.75%                                         02/13/04     2,000        2,023,773
-----------------------------------------------------------------------------------
  5.44%                                         04/19/04     1,000        1,027,338
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  0.97%(b)                                      09/02/03    15,000       14,999,988
-----------------------------------------------------------------------------------
  0.98%(c)                                      09/15/03    10,000        9,999,809
-----------------------------------------------------------------------------------
Unsec. Global Bonds,
  3.38%                                         06/15/04     1,000        1,017,743
-----------------------------------------------------------------------------------
  4.75%                                         06/28/04     4,000        4,112,150
===================================================================================
                                                                        188,127,806
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $189,264,830)                                               189,264,830
===================================================================================

U.S. TREASURY BILLS--2.57%(a)

0.85% (Cost $4,987,250)                         12/18/03     5,000        4,987,250
===================================================================================
TOTAL INVESTMENTS-99.95% (Cost
  $194,252,080)(d)                                                      194,252,080
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                         104,515
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                    $ 194,356,595
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(d) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, at value (amortized cost)                        $194,252,080
--------------------------------------------------------------------------
Cash                                                                 6,299
--------------------------------------------------------------------------
Receivables for:
  Interest                                                         260,222
--------------------------------------------------------------------------
  Amount due from advisor                                            9,287
--------------------------------------------------------------------------
Investment for deferred compensation plan                           47,422
--------------------------------------------------------------------------
Other assets                                                        15,417
==========================================================================
     Total assets                                              194,590,727
__________________________________________________________________________
==========================================================================


LIABILITIES:

Payables for:
  Dividends                                                        116,049
--------------------------------------------------------------------------
  Deferred compensation plan                                        47,422
--------------------------------------------------------------------------
Accrued distribution fees                                           23,713
--------------------------------------------------------------------------
Accrued trustees' fees                                              15,162
--------------------------------------------------------------------------
Accrued transfer agent fees                                          8,029
--------------------------------------------------------------------------
Accrued operating expenses                                          23,757
==========================================================================
     Total liabilities                                             234,132
==========================================================================
Net assets applicable to shares outstanding                   $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                 $194,310,225
--------------------------------------------------------------------------
Undistributed net investment income                                    392
--------------------------------------------------------------------------
Undistributed net realized gain from investment securities          45,978
==========================================================================
                                                              $194,356,595
__________________________________________________________________________
==========================================================================


NET ASSETS:

Institutional Class                                           $ 84,988,860
__________________________________________________________________________
==========================================================================
Private Investment Class                                      $ 85,137,646
__________________________________________________________________________
==========================================================================
Personal Investment Class                                     $  6,415,261
__________________________________________________________________________
==========================================================================
Cash Management Class                                         $  2,563,234
__________________________________________________________________________
==========================================================================
Reserve Class                                                 $     15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                $ 15,235,800
__________________________________________________________________________
==========================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                             84,941,808
__________________________________________________________________________
==========================================================================
Private Investment Class                                        85,140,968
__________________________________________________________________________
==========================================================================
Personal Investment Class                                        6,415,970
__________________________________________________________________________
==========================================================================
Cash Management Class                                            2,560,930
__________________________________________________________________________
==========================================================================
Reserve Class                                                       15,794
__________________________________________________________________________
==========================================================================
Resource Class                                                  15,235,147
__________________________________________________________________________
==========================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $       1.00
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $3,398,326
========================================================================

EXPENSES:

Advisory fees                                                    505,154
------------------------------------------------------------------------
Administrative services fees                                     100,208
------------------------------------------------------------------------
Custodian fees                                                    16,352
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       644,193
------------------------------------------------------------------------
  Personal Investment Class                                       56,967
------------------------------------------------------------------------
  Cash Management Class                                           22,828
------------------------------------------------------------------------
  Reserve Class                                                      443
------------------------------------------------------------------------
  Resource Class                                                  45,805
------------------------------------------------------------------------
Transfer agent fees                                               57,118
------------------------------------------------------------------------
Trustees' fees                                                    10,372
------------------------------------------------------------------------
Other                                                            137,212
========================================================================
    Total expenses                                             1,596,652
========================================================================
Less: Fees waived                                               (851,281)
========================================================================
    Net expenses                                                 745,371
========================================================================
Net investment income                                          2,652,955
========================================================================
Net realized gain from investment securities                      24,340
========================================================================
Net increase in net assets resulting from operations          $2,677,295
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,652,955    $   9,278,002
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      24,340            1,510
===========================================================================================
    Net increase in net assets resulting from operations         2,677,295        9,279,512
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (839,275)      (3,468,235)
-------------------------------------------------------------------------------------------
  Private Investment Class                                      (1,252,576)      (2,625,345)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (52,141)         (43,549)
-------------------------------------------------------------------------------------------
  Cash Management Class                                           (260,942)        (770,065)
-------------------------------------------------------------------------------------------
  Reserve Class                                                        (29)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                  (247,992)      (2,370,808)
===========================================================================================
    Total distributions from net investment income              (2,652,955)      (9,278,002)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (17,975)              --
-------------------------------------------------------------------------------------------
  Private Investment Class                                         (42,461)              --
-------------------------------------------------------------------------------------------
  Personal Investment Class                                         (2,054)              --
-------------------------------------------------------------------------------------------
  Cash Management Class                                             (7,634)              --
-------------------------------------------------------------------------------------------
  Resource Class                                                    (4,877)              --
===========================================================================================
    Total distributions from net realized gains                    (75,001)              --
===========================================================================================
    Decrease in net assets resulting from distributions         (2,727,956)      (9,278,002)
===========================================================================================
Share transactions-net:
  Institutional Class                                           17,228,188     (140,553,009)
-------------------------------------------------------------------------------------------
  Private Investment Class                                     (25,880,227)      (7,280,625)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                     (2,540,757)       7,347,587
-------------------------------------------------------------------------------------------
  Cash Management Class                                        (14,684,754)      (1,994,482)
-------------------------------------------------------------------------------------------
  Reserve Class                                                     15,794               --
-------------------------------------------------------------------------------------------
  Resource Class                                               (14,472,970)    (126,612,324)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (40,334,726)    (269,092,853)
===========================================================================================
    Net increase (decrease) in net assets                      (40,385,387)    (269,091,343)
===========================================================================================

NET ASSETS:

  Beginning of year                                            234,741,982      503,833,325
===========================================================================================
  End of year                                                 $194,356,595    $ 234,741,982
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                           RATE
--------------------------------------------------------------------------
First $250 million                                                   0.20%
--------------------------------------------------------------------------
Over $250 million to $500 million                                    0.15%
--------------------------------------------------------------------------
Over $500 million                                                    0.10%
__________________________________________________________________________
==========================================================================


    AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year August 31, 2003, AIM waived advisory fees of $499,943.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $100,208 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $38,015 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class ("the Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $322,096, $41,539, $18,263, $356 and $36,644, respectively, after FMC waived Plan fees of $322,097, $15,428, $4,565, $87 and $9,161, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $2,931 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                     2003          2002
--------------------------------------------------------------------------
Distributions paid from ordinary income           $2,727,956    $9,278,002
__________________________________________________________________________
==========================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $    114,161
----------------------------------------------------------------------------
Temporary book/tax differences                                       (67,791)
----------------------------------------------------------------------------
Shares of beneficial interest                                    194,310,225
============================================================================
Total net assets                                                $194,356,595
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                       CHANGES IN SHARES OUTSTANDING
                                     ------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                 2003                               2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 342,666,838    $ 342,666,838       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            805,981,277      805,981,277     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            12,458,739       12,458,739        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               414,298,328      414,298,328       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Reserve Class*                          824,453          824,453                --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                      285,091,420      285,091,420       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     211,442          211,442         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                654,592          654,592         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 6,695            6,695            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   294,784          294,784           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          264,640          264,640         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (325,650,092)    (325,650,092)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (832,516,096)    (832,516,096)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class           (15,006,191)     (15,006,191)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (429,277,866)    (429,277,866)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Reserve Class*                         (808,659)        (808,659)               --                 --
-------------------------------------------------------------------------------------------------------
  Resource Class                     (299,829,030)    (299,829,030)     (472,347,356)      (472,347,356)
=======================================================================================================
                                      (40,334,726)   $ (40,334,726)     (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

* Reserve Class commenced sales on June 23, 2003.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         RESOURCE CLASS
                                   -----------------------------------------------------------
                                                                          DECEMBER 30, 1999
                                         YEAR ENDED AUGUST 31,          (DATE SALES COMMENCED)
                                   ---------------------------------        TO AUGUST 31,
                                    2003          2002        2001               2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00       $  1.00    $   1.00            $ 1.00
----------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.01          0.02        0.05              0.04(a)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                           (0.01)        (0.02)      (0.05)            (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                             0.00          0.00        0.00              0.00
==============================================================================================
    Total distributions              (0.01)        (0.02)      (0.05)            (0.04)
==============================================================================================
Net asset value, end of period     $  1.00       $  1.00    $   1.00            $ 1.00
______________________________________________________________________________________________
==============================================================================================
Total return(b)                       1.08%         1.82%       5.15%             3.66%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $15,236       $29,726    $156,340            $  765
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                    0.29%(c)      0.29%       0.28%             0.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                 0.53%(c)      0.45%       0.46%             0.56%(d)
==============================================================================================
Ratio of net investment income to
  average net assets                  1.05%(c)      1.82%       4.84%             5.17%(d)
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $22,902,457.
(d)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Government TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
---------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
---------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President
  Trustee                                           and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
------------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
------------------------------------------------------------------------------

  OTHER OFFICERS
------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
------------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
------------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
------------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 4.83% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                              CASH MANAGEMENT CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

  This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        TRE-AR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Trust Treasury
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period, the WAM stood at 44 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $2.3 billion. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*

                                                        Monthly       Seven-Day
                                                        Yield         SEC Yield
Treasury Portfolio                                         0.85%           0.84%
Cash Management Class
iMoneyNet Money Fund Averages--Trademark--                 0.32%           0.33%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--                 0.63%           0.63%
Government Only/Institutions Only

================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.



IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--25.14%

U.S. TREASURY BILLS--10.76%(a)

1.12%                                          10/30/03   $100,000   $   99,815,625
-----------------------------------------------------------------------------------
0.86%                                          11/13/03     50,000       49,913,313
-----------------------------------------------------------------------------------
1.09%                                          11/20/03    150,000      149,638,333
-----------------------------------------------------------------------------------
1.09%                                          11/28/03     50,000       49,866,778
-----------------------------------------------------------------------------------
0.85%                                          12/11/03     50,000       49,880,764
-----------------------------------------------------------------------------------
0.92%                                          01/02/04    150,000      149,528,500
-----------------------------------------------------------------------------------
0.94%                                          01/22/04    100,000       99,626,611
-----------------------------------------------------------------------------------
1.00%                                          02/05/04    100,000       99,561,708
-----------------------------------------------------------------------------------
1.02%                                          02/19/04    200,000      199,026,250
===================================================================================
                                                                        946,857,882
===================================================================================
U.S. TREASURY NOTES--14.38%

2.75%                                          09/30/03     75,000       75,055,376
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,145,792
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      100,501,914
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,328,711
-----------------------------------------------------------------------------------
3.63%                                          03/31/04    300,000      304,185,145
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    250,000      253,645,477
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      101,644,043
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    300,000      304,475,986
===================================================================================
                                                                      1,264,982,444
===================================================================================
     Total U.S. Treasury Securities (Cost
       $2,211,840,326)                                                2,211,840,326
===================================================================================
     Total Investments (excluding Repurchase
       Agreements) (Cost $2,211,840,326)                              2,211,840,326
===================================================================================
REPURCHASE AGREEMENTS--74.78%

ABN AMRO Bank N.V.-New York Branch
   (Netherlands)
  1.00%(b)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  0.99%(c)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(d)                                     09/02/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.02%(e)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.01%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(h)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.01%(i)                                     09/02/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.02%(j)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
  0.97%(k)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.01%(l)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.01%(m)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(g)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  0.99%(n)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(o)                                     09/02/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.02%(p)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.01%(q)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(r)                                     09/02/03    527,837      527,836,830
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.01%(s)                                     09/02/03    200,000      200,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G.-New York Branch (Germany)
  1.00%(t)                                     09/02/03   $300,000   $  300,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $6,577,836,830)                                                6,577,836,830
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $8,789,677,156)(u)                                                  8,789,677,156
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       6,865,447
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $8,796,542,603
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $241,592,000 U.S. Treasury obligations, 7.88% to 8.13% due 11/15/04 to 08/15/19 with an aggregate market value at 08/31/03 of $306,001,007.
(c) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $340,225,000 U.S. Treasury obligations, 1.63% to 10.75% due 04/30/04 to 05/15/07 with an aggregate market value at 08/31/03 of $357,000,475.
(d) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $250,680,000 U.S. Treasury obligations, 7.50% to 13.75% due 08/15/04 to 02/15/20 with an aggregate market value at 08/31/03 of $306,001,219.
(e) Repurchase agreement entered into 08/29/03 with a maturing value of $800,090,667. Collateralized by $672,154,000 U.S. Treasury obligations, 3.00% to 3.88% due 11/30/03 to 01/15/09 with an aggregate market value at 08/31/03 of $816,000,355.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $394,056,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/03 to 08/15/30 with an aggregate market value at 08/31/03 of $154,755,631.
(g) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $288,230,000 U.S. Treasury obligations, 0% to 13.75% due 09/04/03 to 02/15/31 with an aggregate market value at 08/31/03 of $306,000,481.
(h) Repurchase agreement entered into 08/29/03 with a maturing value of $800,089,778. Collateralized by $691,721,032 U.S. Treasury obligations and cash pledges, 3.00% to 6.00% due 08/15/09 to 04/15/28 with an aggregate market value at 08/31/03 of $815,813,519.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $100,011,222. Collateralized by $99,306,000 U.S. Treasury obligations, 0% to 6.00% due 11/13/03 to 11/30/04 with an aggregate market value at 08/31/03 of $102,001,004.
(j) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,000. Collateralized by $335,791,000 U.S. Treasury obligations, 0% to 7.25% due 11/15/08 to 02/15/26 with an aggregate market value at 08/31/03 of $153,000,407.
(k) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $95,660,000 U.S. Treasury obligations, 9.88% due 11/15/15 with a market value at 08/31/03 of $153,002,474.

(l) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $508,363,000 U.S. Treasury obligations, 0% to 11.88% due 10/16/03 to 08/15/21 with an aggregate market value at 08/31/03 of $510,000,055.
(m) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $251,195,000 U.S. Treasury obligations, 7.50% to 12.38% due 05/15/04 to 11/15/16 with an aggregate market value at 08/31/03 of $306,001,055.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $338,051,000 U.S. Treasury obligations, 3.00% to 5.88% due 02/29/04 to 11/15/04 with an aggregate market value at 08/31/03 of $357,002,120.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(p) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $279,129,000 U.S. Treasury obligations, 0% to 6.25% due 07/15/12 to 05/15/30 with an aggregate market value at 08/31/03 of $306,003,091.
(q) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $287,582,000 U.S. Treasury obligations, 2.00% to 9.13% due 11/30/03 to 05/15/09 with an aggregate market value at 08/31/03 of $306,000,157.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(s) Repurchase agreement entered into 08/29/03 with a maturing value of $200,022,444. Collateralized by $177,318,000 U.S. Treasury obligations, 0% to 9.25% due 01/02/04 to 05/15/30 with an aggregate market value at 08/31/03 of $204,000,096.
(t) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $306,623,000 U.S. Treasury obligations, 0% to 2.38% due 09/25/03 to 08/15/06 with an aggregate market value at 08/31/03 of $306,000,577.
(u) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,211,840,326
----------------------------------------------------------------------------
Repurchase agreements                                          6,577,836,830
----------------------------------------------------------------------------
Cash                                                                  31,897
----------------------------------------------------------------------------
Receivables for:
  Interest                                                        13,606,420
----------------------------------------------------------------------------
  Amount due from advisor                                            514,063
----------------------------------------------------------------------------
Investment for deferred compensation plan                            162,986
----------------------------------------------------------------------------
Other assets                                                         109,642
============================================================================
    Total assets                                               8,804,102,164
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        6,054,490
----------------------------------------------------------------------------
  Deferred compensation plan                                         162,986
----------------------------------------------------------------------------
Accrued distribution fees                                            758,660
----------------------------------------------------------------------------
Accrued trustees' fees                                               248,126
----------------------------------------------------------------------------
Accrued transfer agent fees                                          144,154
----------------------------------------------------------------------------
Accrued operating expenses                                           191,145
============================================================================
    Total liabilities                                              7,559,561
============================================================================
Net assets applicable to shares outstanding                   $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,795,268,565
----------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,284,455
============================================================================
                                                              $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,367,382,144
____________________________________________________________________________
============================================================================
Private Investment Class                                      $1,100,857,405
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  324,638,464
____________________________________________________________________________
============================================================================
Cash Management Class                                         $2,259,951,335
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  119,660,093
____________________________________________________________________________
============================================================================
Resource Class                                                $  624,053,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,366,649,152
____________________________________________________________________________
============================================================================
Private Investment Class                                       1,100,761,707
____________________________________________________________________________
============================================================================
Personal Investment Class                                        324,569,900
____________________________________________________________________________
============================================================================
Cash Management Class                                          2,259,675,120
____________________________________________________________________________
============================================================================
Reserve Class                                                    119,631,552
____________________________________________________________________________
============================================================================
Resource Class                                                   623,970,690
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $110,488,784
==========================================================================

EXPENSES:

Advisory fees                                                   12,045,324
--------------------------------------------------------------------------
Administrative services fees                                       710,824
--------------------------------------------------------------------------
Custodian fees                                                     329,440
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,347,050
--------------------------------------------------------------------------
  Personal Investment Class                                      2,192,293
--------------------------------------------------------------------------
  Cash Management Class                                          2,065,580
--------------------------------------------------------------------------
  Reserve Class                                                  1,335,988
--------------------------------------------------------------------------
  Resource Class                                                   798,210
--------------------------------------------------------------------------
Transfer agent fees                                              1,257,943
--------------------------------------------------------------------------
Trustees' fees                                                      62,975
--------------------------------------------------------------------------
Other                                                              573,156
==========================================================================
    Total expenses                                              25,718,783
==========================================================================
Less: Fees waived                                               (9,487,075)
==========================================================================
    Net expenses                                                16,231,708
==========================================================================
Net investment income                                           94,257,076
==========================================================================
Net realized gain (loss) from investment securities                (43,670)
==========================================================================
Net increase in net assets resulting from operations          $ 94,213,406
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   94,257,076     $  157,049,741
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (43,670)           758,706
================================================================================================
    Net increase in net assets resulting from operations           94,213,406        157,808,447
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (53,855,705)       (92,715,019)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,247,767)       (12,339,455)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,170,180)        (5,132,011)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (24,974,807)       (36,529,757)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (585,958)        (2,392,182)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (4,422,659)        (7,941,317)
================================================================================================
    Decrease in net assets resulting from distributions           (94,257,076)      (157,049,741)
================================================================================================
Share transactions-net:
  Institutional Class                                             122,366,033        462,038,666
------------------------------------------------------------------------------------------------
  Private Investment Class                                        428,410,320         64,373,976
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (31,965,903)        48,732,225
------------------------------------------------------------------------------------------------
  Cash Management Class                                            36,570,357      1,067,830,889
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (43,158,808)       (50,018,518)
------------------------------------------------------------------------------------------------
  Resource Class                                                  174,544,616         80,265,843
================================================================================================
    Net increase in net assets resulting from share
      transactions                                                686,766,615      1,673,223,081
================================================================================================
    Net increase in net assets                                    686,722,945      1,673,981,787
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             8,109,819,658      6,435,837,871
================================================================================================
  End of year                                                  $8,796,542,603     $8,109,819,658
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $6,394,700.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $710,824 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,204,532 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,608,230, $1,599,205, $1,652,464, $1,148,279 and $638,568, respectively, after FMC waived plan fees of $1,738,820, $593,088, $413,116, $187,709 and $159,642, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                 2003            2002
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $94,257,076    $157,049,741
_________________________________________________________________________________________
=========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $    1,827,796
----------------------------------------------------------------------------
Temporary book/tax differences                                      (424,599)
----------------------------------------------------------------------------
Capital loss carryforward                                            (65,655)
----------------------------------------------------------------------------
Post-October capital loss deferral                                   (63,504)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,795,268,565
============================================================================
Total net assets                                              $8,796,542,603
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD
--------------------------------------------------------------------------
August 31, 2011                                                 $65,655
==========================================================================
Total capital loss carryforward                                 $65,655
__________________________________________________________________________
==========================================================================


NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            22,078,148,739    $ 22,078,148,739     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        8,283,376,861       8,283,376,861      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,809,310,264       2,809,310,264      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          26,327,078,343      26,327,078,343     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   3,109,360,020       3,109,360,020      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  5,071,580,037       5,071,580,037      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                10,625,207          10,625,207         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,956,880           1,956,880          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           2,229,318           2,229,318          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               9,377,601           9,377,601         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         612,102             612,102          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      3,097,640           3,097,640          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class           (21,966,407,913)    (21,966,407,913)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (7,856,923,421)     (7,856,923,421)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,843,505,485)     (2,843,505,485)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (26,299,885,587)    (26,299,885,587)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (3,153,130,930)     (3,153,130,930)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (4,900,133,061)     (4,900,133,061)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                    686,766,615    $    686,766,615      1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2003             2002          2001         2000        1999
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------
Net investment income                   0.01             0.02          0.05        0.06        0.05
===================================================================================================
Less dividends from net
  investment income                    (0.01)           (0.02)        (0.05)      (0.06)      (0.05)
===================================================================================================
Net asset value, end of period    $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                         1.20%            1.99%         5.28%       5.75%       4.89%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $2,259,951       $2,223,385    $1,155,373    $780,425    $860,354
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.19%(b)         0.18%         0.18%       0.18%       0.17%
---------------------------------------------------------------------------------------------------
  Without fee waivers                   0.29%(b)         0.25%         0.20%       0.20%       0.19%
===================================================================================================
Ratio of net investment income
  to average net assets                 1.19%(b)         1.94%         5.04%       5.58%       4.77%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,065,579,911.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for year or period ended August 31, 1999 have been audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
----------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
----------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
----------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
----------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
----------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
----------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
----------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
----------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
----------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
----------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
----------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
----------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 36.45% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                              INSTITUTIONAL CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        TRE-AR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Trust Treasury
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period, the WAM stood at 44 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $4.4 billion. Past performance cannot guarantee comparable future results.


================================================================================

YIELDS AS OF 8/31/03*

                                                             Monthly      Seven-Day
                                                             Yield        SEC Yield
Treasury Portfolio                                              0.93%          0.92%
Institutional Class
iMoneyNet Money Fund Averages--Trademark--                      0.71%          0.72%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--                      0.63%          0.63%
Government Only/Institutions Only

================================================================================

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

     The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-Bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                   [LINE ART]

MONTHLY YIELD COMPARISON
Year ended 8/31/03 (Yields are monthly yields for the month-ends shown.)


             Short-Term Investments Trust   iMoneyNet Money Fund Averages--Trademark--    iMoneyNet Money Fund Averages--Trademark--
             Treasury Portfolio             U.S. Treasury/Repurchase Agreements           Government Only/Institutions Only
             Institutional Class            Yield                                         Yield
             Yield
 9/02             1.70                                    1.03                                    1.37
 10/02            1.67                                    1.03                                    1.36
 11/02            1.39                                    0.77                                    1.13
 12/02            1.32                                    0.68                                    1.03
 1/03             1.27                                    0.62                                    0.94
 2/03             1.26                                    0.57                                    0.90
 3/03             1.22                                    0.54                                    0.88
 4/03             1.20                                    0.51                                    0.84
 5/03             1.19                                    0.48                                    0.82
 6/03             1.15                                    0.44                                    0.77
 7/03             0.96                                    0.32                                    0.64
 8/03             0.93                                    0.32                                    0.63


================================================================================



================================================================================

                                   [LINE ART]

WEIGHTED AVERAGE MATURITY COMPARISON
Year ended 8/31/03, as of the month-ends shown.


              Short-Term Investments Trust   iMoneyNet Money Fund Averages--Trademark--   iMoneyNet Money Fund Averages--Trademark--
              Treasury Portfolio             U.S. Treasury/Repurchase Agreements          Government Only/Institutions Only
              Institutional Class            Days                                         Days
              Days
   9/02               46                                   34                                         50
   10/02              51                                   37                                         50
   11/02              48                                   41                                         52
   12/02              42                                   40                                         48
   1/03               39                                   39                                         48
   2/03               40                                   36                                         48
   3/03               47                                   39                                         49
   4/03               43                                   39                                         48
   5/03               45                                   36                                         48
   6/03               42                                   37                                         50
   7/03               50                                   43                                         51
   8/03               44                                   48                                         52


================================================================================

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--25.14%

U.S. TREASURY BILLS--10.76%(a)

1.12%                                          10/30/03   $100,000   $   99,815,625
-----------------------------------------------------------------------------------
0.86%                                          11/13/03     50,000       49,913,313
-----------------------------------------------------------------------------------
1.09%                                          11/20/03    150,000      149,638,333
-----------------------------------------------------------------------------------
1.09%                                          11/28/03     50,000       49,866,778
-----------------------------------------------------------------------------------
0.85%                                          12/11/03     50,000       49,880,764
-----------------------------------------------------------------------------------
0.92%                                          01/02/04    150,000      149,528,500
-----------------------------------------------------------------------------------
0.94%                                          01/22/04    100,000       99,626,611
-----------------------------------------------------------------------------------
1.00%                                          02/05/04    100,000       99,561,708
-----------------------------------------------------------------------------------
1.02%                                          02/19/04    200,000      199,026,250
===================================================================================
                                                                        946,857,882
===================================================================================
U.S. TREASURY NOTES--14.38%

2.75%                                          09/30/03     75,000       75,055,376
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,145,792
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      100,501,914
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,328,711
-----------------------------------------------------------------------------------
3.63%                                          03/31/04    300,000      304,185,145
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    250,000      253,645,477
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      101,644,043
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    300,000      304,475,986
===================================================================================
                                                                      1,264,982,444
===================================================================================
     Total U.S. Treasury Securities (Cost
       $2,211,840,326)                                                2,211,840,326
===================================================================================
     Total Investments (excluding Repurchase
       Agreements) (Cost $2,211,840,326)                              2,211,840,326
===================================================================================
REPURCHASE AGREEMENTS--74.78%

ABN AMRO Bank N.V.-New York Branch
   (Netherlands)
  1.00%(b)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  0.99%(c)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(d)                                     09/02/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.02%(e)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.01%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(h)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.01%(i)                                     09/02/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.02%(j)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
  0.97%(k)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.01%(l)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.01%(m)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(g)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  0.99%(n)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(o)                                     09/02/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.02%(p)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.01%(q)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(r)                                     09/02/03    527,837      527,836,830
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.01%(s)                                     09/02/03    200,000      200,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G.-New York Branch (Germany)
  1.00%(t)                                     09/02/03   $300,000   $  300,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $6,577,836,830)                                                6,577,836,830
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $8,789,677,156)(u)                                                  8,789,677,156
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       6,865,447
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $8,796,542,603
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $241,592,000 U.S. Treasury obligations, 7.88% to 8.13% due 11/15/04 to 08/15/19 with an aggregate market value at 08/31/03 of $306,001,007.
(c) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $340,225,000 U.S. Treasury obligations, 1.63% to 10.75% due 04/30/04 to 05/15/07 with an aggregate market value at 08/31/03 of $357,000,475.
(d) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $250,680,000 U.S. Treasury obligations, 7.50% to 13.75% due 08/15/04 to 02/15/20 with an aggregate market value at 08/31/03 of $306,001,219.
(e) Repurchase agreement entered into 08/29/03 with a maturing value of $800,090,667. Collateralized by $672,154,000 U.S. Treasury obligations, 3.00% to 3.88% due 11/30/03 to 01/15/09 with an aggregate market value at 08/31/03 of $816,000,355.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $394,056,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/03 to 08/15/30 with an aggregate market value at 08/31/03 of $154,755,631.
(g) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $288,230,000 U.S. Treasury obligations, 0% to 13.75% due 09/04/03 to 02/15/31 with an aggregate market value at 08/31/03 of $306,000,481.
(h) Repurchase agreement entered into 08/29/03 with a maturing value of $800,089,778. Collateralized by $691,721,032 U.S. Treasury obligations and cash pledges, 3.00% to 6.00% due 08/15/09 to 04/15/28 with an aggregate market value at 08/31/03 of $815,813,519.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $100,011,222. Collateralized by $99,306,000 U.S. Treasury obligations, 0% to 6.00% due 11/13/03 to 11/30/04 with an aggregate market value at 08/31/03 of $102,001,004.
(j) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,000. Collateralized by $335,791,000 U.S. Treasury obligations, 0% to 7.25% due 11/15/08 to 02/15/26 with an aggregate market value at 08/31/03 of $153,000,407.
(k) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $95,660,000 U.S. Treasury obligations, 9.88% due 11/15/15 with a market value at 08/31/03 of $153,002,474.

(l) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $508,363,000 U.S. Treasury obligations, 0% to 11.88% due 10/16/03 to 08/15/21 with an aggregate market value at 08/31/03 of $510,000,055.
(m) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $251,195,000 U.S. Treasury obligations, 7.50% to 12.38% due 05/15/04 to 11/15/16 with an aggregate market value at 08/31/03 of $306,001,055.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $338,051,000 U.S. Treasury obligations, 3.00% to 5.88% due 02/29/04 to 11/15/04 with an aggregate market value at 08/31/03 of $357,002,120.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(p) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $279,129,000 U.S. Treasury obligations, 0% to 6.25% due 07/15/12 to 05/15/30 with an aggregate market value at 08/31/03 of $306,003,091.
(q) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $287,582,000 U.S. Treasury obligations, 2.00% to 9.13% due 11/30/03 to 05/15/09 with an aggregate market value at 08/31/03 of $306,000,157.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(s) Repurchase agreement entered into 08/29/03 with a maturing value of $200,022,444. Collateralized by $177,318,000 U.S. Treasury obligations, 0% to 9.25% due 01/02/04 to 05/15/30 with an aggregate market value at 08/31/03 of $204,000,096.
(t) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $306,623,000 U.S. Treasury obligations, 0% to 2.38% due 09/25/03 to 08/15/06 with an aggregate market value at 08/31/03 of $306,000,577.
(u) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,211,840,326
----------------------------------------------------------------------------
Repurchase agreements                                          6,577,836,830
----------------------------------------------------------------------------
Cash                                                                  31,897
----------------------------------------------------------------------------
Receivables for:
  Interest                                                        13,606,420
----------------------------------------------------------------------------
  Amount due from advisor                                            514,063
----------------------------------------------------------------------------
Investment for deferred compensation plan                            162,986
----------------------------------------------------------------------------
Other assets                                                         109,642
============================================================================
    Total assets                                               8,804,102,164
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        6,054,490
----------------------------------------------------------------------------
  Deferred compensation plan                                         162,986
----------------------------------------------------------------------------
Accrued distribution fees                                            758,660
----------------------------------------------------------------------------
Accrued trustees' fees                                               248,126
----------------------------------------------------------------------------
Accrued transfer agent fees                                          144,154
----------------------------------------------------------------------------
Accrued operating expenses                                           191,145
============================================================================
    Total liabilities                                              7,559,561
============================================================================
Net assets applicable to shares outstanding                   $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,795,268,565
----------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,284,455
============================================================================
                                                              $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,367,382,144
____________________________________________________________________________
============================================================================
Private Investment Class                                      $1,100,857,405
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  324,638,464
____________________________________________________________________________
============================================================================
Cash Management Class                                         $2,259,951,335
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  119,660,093
____________________________________________________________________________
============================================================================
Resource Class                                                $  624,053,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,366,649,152
____________________________________________________________________________
============================================================================
Private Investment Class                                       1,100,761,707
____________________________________________________________________________
============================================================================
Personal Investment Class                                        324,569,900
____________________________________________________________________________
============================================================================
Cash Management Class                                          2,259,675,120
____________________________________________________________________________
============================================================================
Reserve Class                                                    119,631,552
____________________________________________________________________________
============================================================================
Resource Class                                                   623,970,690
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $110,488,784
==========================================================================

EXPENSES:

Advisory fees                                                   12,045,324
--------------------------------------------------------------------------
Administrative services fees                                       710,824
--------------------------------------------------------------------------
Custodian fees                                                     329,440
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,347,050
--------------------------------------------------------------------------
  Personal Investment Class                                      2,192,293
--------------------------------------------------------------------------
  Cash Management Class                                          2,065,580
--------------------------------------------------------------------------
  Reserve Class                                                  1,335,988
--------------------------------------------------------------------------
  Resource Class                                                   798,210
--------------------------------------------------------------------------
Transfer agent fees                                              1,257,943
--------------------------------------------------------------------------
Trustees' fees                                                      62,975
--------------------------------------------------------------------------
Other                                                              573,156
==========================================================================
    Total expenses                                              25,718,783
==========================================================================
Less: Fees waived                                               (9,487,075)
==========================================================================
    Net expenses                                                16,231,708
==========================================================================
Net investment income                                           94,257,076
==========================================================================
Net realized gain (loss) from investment securities                (43,670)
==========================================================================
Net increase in net assets resulting from operations          $ 94,213,406
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   94,257,076     $  157,049,741
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (43,670)           758,706
================================================================================================
    Net increase in net assets resulting from operations           94,213,406        157,808,447
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (53,855,705)       (92,715,019)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,247,767)       (12,339,455)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,170,180)        (5,132,011)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (24,974,807)       (36,529,757)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (585,958)        (2,392,182)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (4,422,659)        (7,941,317)
================================================================================================
    Decrease in net assets resulting from distributions           (94,257,076)      (157,049,741)
================================================================================================
Share transactions-net:
  Institutional Class                                             122,366,033        462,038,666
------------------------------------------------------------------------------------------------
  Private Investment Class                                        428,410,320         64,373,976
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (31,965,903)        48,732,225
------------------------------------------------------------------------------------------------
  Cash Management Class                                            36,570,357      1,067,830,889
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (43,158,808)       (50,018,518)
------------------------------------------------------------------------------------------------
  Resource Class                                                  174,544,616         80,265,843
================================================================================================
    Net increase in net assets resulting from share
      transactions                                                686,766,615      1,673,223,081
================================================================================================
    Net increase in net assets                                    686,722,945      1,673,981,787
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             8,109,819,658      6,435,837,871
================================================================================================
  End of year                                                  $8,796,542,603     $8,109,819,658
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $6,394,700.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $710,824 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,204,532 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,608,230, $1,599,205, $1,652,464, $1,148,279 and $638,568, respectively, after FMC waived plan fees of $1,738,820, $593,088, $413,116, $187,709 and $159,642, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                 2003            2002
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $94,257,076    $157,049,741
_________________________________________________________________________________________
=========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $    1,827,796
----------------------------------------------------------------------------
Temporary book/tax differences                                      (424,599)
----------------------------------------------------------------------------
Capital loss carryforward                                            (65,655)
----------------------------------------------------------------------------
Post-October capital loss deferral                                   (63,504)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,795,268,565
============================================================================
Total net assets                                              $8,796,542,603
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD
--------------------------------------------------------------------------
August 31, 2011                                                 $65,655
==========================================================================
Total capital loss carryforward                                 $65,655
__________________________________________________________________________
==========================================================================


NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            22,078,148,739    $ 22,078,148,739     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        8,283,376,861       8,283,376,861      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,809,310,264       2,809,310,264      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          26,327,078,343      26,327,078,343     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   3,109,360,020       3,109,360,020      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  5,071,580,037       5,071,580,037      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                10,625,207          10,625,207         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,956,880           1,956,880          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           2,229,318           2,229,318          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               9,377,601           9,377,601         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         612,102             612,102          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      3,097,640           3,097,640          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class           (21,966,407,913)    (21,966,407,913)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (7,856,923,421)     (7,856,923,421)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,843,505,485)     (2,843,505,485)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (26,299,885,587)    (26,299,885,587)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (3,153,130,930)     (3,153,130,930)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (4,900,133,061)     (4,900,133,061)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                    686,766,615    $    686,766,615      1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          INSTITUTIONAL CLASS
                                 ---------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------------------
                                    2003             2002          2001          2000          1999
------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.02          0.05          0.06          0.05
======================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.02)        (0.05)        (0.06)        (0.05)
======================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                        1.28%            2.07%         5.37%         5.83%         4.97%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $4,367,382       $4,245,044    $3,782,581    $3,005,442    $3,164,199
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                     0.11%(b)         0.10%         0.10%         0.10%         0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers                  0.19%(b)         0.15%         0.10%         0.10%         0.09%
======================================================================================================
Ratio of net investment income
  to average net assets                1.27%(b)         2.02%         5.12%         5.66%         4.85%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $4,270,216,558.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for year or period ended August 31, 1999 have been audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
----------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
----------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
----------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
----------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
----------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
----------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
----------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
----------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
----------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
----------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
----------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
----------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 36.45% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

  This report may be distributed only to current shareholders or to persons who have received a current prospectus.


                                                                        TRE-AR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Trust Treasury
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Personal Investment Class was producing a monthly yield of 0.38% and a seven-day SEC yield of 0.37%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period, the WAM stood at 44 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $324.6 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--25.14%

U.S. TREASURY BILLS--10.76%(a)

1.12%                                          10/30/03   $100,000   $   99,815,625
-----------------------------------------------------------------------------------
0.86%                                          11/13/03     50,000       49,913,313
-----------------------------------------------------------------------------------
1.09%                                          11/20/03    150,000      149,638,333
-----------------------------------------------------------------------------------
1.09%                                          11/28/03     50,000       49,866,778
-----------------------------------------------------------------------------------
0.85%                                          12/11/03     50,000       49,880,764
-----------------------------------------------------------------------------------
0.92%                                          01/02/04    150,000      149,528,500
-----------------------------------------------------------------------------------
0.94%                                          01/22/04    100,000       99,626,611
-----------------------------------------------------------------------------------
1.00%                                          02/05/04    100,000       99,561,708
-----------------------------------------------------------------------------------
1.02%                                          02/19/04    200,000      199,026,250
===================================================================================
                                                                        946,857,882
===================================================================================
U.S. TREASURY NOTES--14.38%

2.75%                                          09/30/03     75,000       75,055,376
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,145,792
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      100,501,914
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,328,711
-----------------------------------------------------------------------------------
3.63%                                          03/31/04    300,000      304,185,145
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    250,000      253,645,477
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      101,644,043
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    300,000      304,475,986
===================================================================================
                                                                      1,264,982,444
===================================================================================
     Total U.S. Treasury Securities (Cost
       $2,211,840,326)                                                2,211,840,326
===================================================================================
     Total Investments (excluding Repurchase
       Agreements) (Cost $2,211,840,326)                              2,211,840,326
===================================================================================
REPURCHASE AGREEMENTS--74.78%

ABN AMRO Bank N.V.-New York Branch
   (Netherlands)
  1.00%(b)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  0.99%(c)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(d)                                     09/02/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.02%(e)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.01%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(h)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.01%(i)                                     09/02/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.02%(j)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
  0.97%(k)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.01%(l)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.01%(m)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(g)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  0.99%(n)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(o)                                     09/02/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.02%(p)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.01%(q)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(r)                                     09/02/03    527,837      527,836,830
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.01%(s)                                     09/02/03    200,000      200,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G.-New York Branch (Germany)
  1.00%(t)                                     09/02/03   $300,000   $  300,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $6,577,836,830)                                                6,577,836,830
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $8,789,677,156)(u)                                                  8,789,677,156
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       6,865,447
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $8,796,542,603
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $241,592,000 U.S. Treasury obligations, 7.88% to 8.13% due 11/15/04 to 08/15/19 with an aggregate market value at 08/31/03 of $306,001,007.
(c) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $340,225,000 U.S. Treasury obligations, 1.63% to 10.75% due 04/30/04 to 05/15/07 with an aggregate market value at 08/31/03 of $357,000,475.
(d) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $250,680,000 U.S. Treasury obligations, 7.50% to 13.75% due 08/15/04 to 02/15/20 with an aggregate market value at 08/31/03 of $306,001,219.
(e) Repurchase agreement entered into 08/29/03 with a maturing value of $800,090,667. Collateralized by $672,154,000 U.S. Treasury obligations, 3.00% to 3.88% due 11/30/03 to 01/15/09 with an aggregate market value at 08/31/03 of $816,000,355.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $394,056,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/03 to 08/15/30 with an aggregate market value at 08/31/03 of $154,755,631.
(g) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $288,230,000 U.S. Treasury obligations, 0% to 13.75% due 09/04/03 to 02/15/31 with an aggregate market value at 08/31/03 of $306,000,481.
(h) Repurchase agreement entered into 08/29/03 with a maturing value of $800,089,778. Collateralized by $691,721,032 U.S. Treasury obligations and cash pledges, 3.00% to 6.00% due 08/15/09 to 04/15/28 with an aggregate market value at 08/31/03 of $815,813,519.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $100,011,222. Collateralized by $99,306,000 U.S. Treasury obligations, 0% to 6.00% due 11/13/03 to 11/30/04 with an aggregate market value at 08/31/03 of $102,001,004.
(j) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,000. Collateralized by $335,791,000 U.S. Treasury obligations, 0% to 7.25% due 11/15/08 to 02/15/26 with an aggregate market value at 08/31/03 of $153,000,407.
(k) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $95,660,000 U.S. Treasury obligations, 9.88% due 11/15/15 with a market value at 08/31/03 of $153,002,474.

(l) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $508,363,000 U.S. Treasury obligations, 0% to 11.88% due 10/16/03 to 08/15/21 with an aggregate market value at 08/31/03 of $510,000,055.
(m) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $251,195,000 U.S. Treasury obligations, 7.50% to 12.38% due 05/15/04 to 11/15/16 with an aggregate market value at 08/31/03 of $306,001,055.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $338,051,000 U.S. Treasury obligations, 3.00% to 5.88% due 02/29/04 to 11/15/04 with an aggregate market value at 08/31/03 of $357,002,120.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(p) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $279,129,000 U.S. Treasury obligations, 0% to 6.25% due 07/15/12 to 05/15/30 with an aggregate market value at 08/31/03 of $306,003,091.
(q) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $287,582,000 U.S. Treasury obligations, 2.00% to 9.13% due 11/30/03 to 05/15/09 with an aggregate market value at 08/31/03 of $306,000,157.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(s) Repurchase agreement entered into 08/29/03 with a maturing value of $200,022,444. Collateralized by $177,318,000 U.S. Treasury obligations, 0% to 9.25% due 01/02/04 to 05/15/30 with an aggregate market value at 08/31/03 of $204,000,096.
(t) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $306,623,000 U.S. Treasury obligations, 0% to 2.38% due 09/25/03 to 08/15/06 with an aggregate market value at 08/31/03 of $306,000,577.
(u) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,211,840,326
----------------------------------------------------------------------------
Repurchase agreements                                          6,577,836,830
----------------------------------------------------------------------------
Cash                                                                  31,897
----------------------------------------------------------------------------
Receivables for:
  Interest                                                        13,606,420
----------------------------------------------------------------------------
  Amount due from advisor                                            514,063
----------------------------------------------------------------------------
Investment for deferred compensation plan                            162,986
----------------------------------------------------------------------------
Other assets                                                         109,642
============================================================================
    Total assets                                               8,804,102,164
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        6,054,490
----------------------------------------------------------------------------
  Deferred compensation plan                                         162,986
----------------------------------------------------------------------------
Accrued distribution fees                                            758,660
----------------------------------------------------------------------------
Accrued trustees' fees                                               248,126
----------------------------------------------------------------------------
Accrued transfer agent fees                                          144,154
----------------------------------------------------------------------------
Accrued operating expenses                                           191,145
============================================================================
    Total liabilities                                              7,559,561
============================================================================
Net assets applicable to shares outstanding                   $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,795,268,565
----------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,284,455
============================================================================
                                                              $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,367,382,144
____________________________________________________________________________
============================================================================
Private Investment Class                                      $1,100,857,405
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  324,638,464
____________________________________________________________________________
============================================================================
Cash Management Class                                         $2,259,951,335
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  119,660,093
____________________________________________________________________________
============================================================================
Resource Class                                                $  624,053,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,366,649,152
____________________________________________________________________________
============================================================================
Private Investment Class                                       1,100,761,707
____________________________________________________________________________
============================================================================
Personal Investment Class                                        324,569,900
____________________________________________________________________________
============================================================================
Cash Management Class                                          2,259,675,120
____________________________________________________________________________
============================================================================
Reserve Class                                                    119,631,552
____________________________________________________________________________
============================================================================
Resource Class                                                   623,970,690
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $110,488,784
==========================================================================

EXPENSES:

Advisory fees                                                   12,045,324
--------------------------------------------------------------------------
Administrative services fees                                       710,824
--------------------------------------------------------------------------
Custodian fees                                                     329,440
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,347,050
--------------------------------------------------------------------------
  Personal Investment Class                                      2,192,293
--------------------------------------------------------------------------
  Cash Management Class                                          2,065,580
--------------------------------------------------------------------------
  Reserve Class                                                  1,335,988
--------------------------------------------------------------------------
  Resource Class                                                   798,210
--------------------------------------------------------------------------
Transfer agent fees                                              1,257,943
--------------------------------------------------------------------------
Trustees' fees                                                      62,975
--------------------------------------------------------------------------
Other                                                              573,156
==========================================================================
    Total expenses                                              25,718,783
==========================================================================
Less: Fees waived                                               (9,487,075)
==========================================================================
    Net expenses                                                16,231,708
==========================================================================
Net investment income                                           94,257,076
==========================================================================
Net realized gain (loss) from investment securities                (43,670)
==========================================================================
Net increase in net assets resulting from operations          $ 94,213,406
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   94,257,076     $  157,049,741
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (43,670)           758,706
================================================================================================
    Net increase in net assets resulting from operations           94,213,406        157,808,447
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (53,855,705)       (92,715,019)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,247,767)       (12,339,455)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,170,180)        (5,132,011)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (24,974,807)       (36,529,757)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (585,958)        (2,392,182)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (4,422,659)        (7,941,317)
================================================================================================
    Decrease in net assets resulting from distributions           (94,257,076)      (157,049,741)
================================================================================================
Share transactions-net:
  Institutional Class                                             122,366,033        462,038,666
------------------------------------------------------------------------------------------------
  Private Investment Class                                        428,410,320         64,373,976
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (31,965,903)        48,732,225
------------------------------------------------------------------------------------------------
  Cash Management Class                                            36,570,357      1,067,830,889
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (43,158,808)       (50,018,518)
------------------------------------------------------------------------------------------------
  Resource Class                                                  174,544,616         80,265,843
================================================================================================
    Net increase in net assets resulting from share
      transactions                                                686,766,615      1,673,223,081
================================================================================================
    Net increase in net assets                                    686,722,945      1,673,981,787
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             8,109,819,658      6,435,837,871
================================================================================================
  End of year                                                  $8,796,542,603     $8,109,819,658
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $6,394,700.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $710,824 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,204,532 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,608,230, $1,599,205, $1,652,464, $1,148,279 and $638,568, respectively, after FMC waived plan fees of $1,738,820, $593,088, $413,116, $187,709 and $159,642, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                 2003            2002
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $94,257,076    $157,049,741
_________________________________________________________________________________________
=========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $    1,827,796
----------------------------------------------------------------------------
Temporary book/tax differences                                      (424,599)
----------------------------------------------------------------------------
Capital loss carryforward                                            (65,655)
----------------------------------------------------------------------------
Post-October capital loss deferral                                   (63,504)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,795,268,565
============================================================================
Total net assets                                              $8,796,542,603
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD
--------------------------------------------------------------------------
August 31, 2011                                                 $65,655
==========================================================================
Total capital loss carryforward                                 $65,655
__________________________________________________________________________
==========================================================================


NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            22,078,148,739    $ 22,078,148,739     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        8,283,376,861       8,283,376,861      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,809,310,264       2,809,310,264      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          26,327,078,343      26,327,078,343     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   3,109,360,020       3,109,360,020      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  5,071,580,037       5,071,580,037      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                10,625,207          10,625,207         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,956,880           1,956,880          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           2,229,318           2,229,318          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               9,377,601           9,377,601         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         612,102             612,102          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      3,097,640           3,097,640          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class           (21,966,407,913)    (21,966,407,913)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (7,856,923,421)     (7,856,923,421)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,843,505,485)     (2,843,505,485)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (26,299,885,587)    (26,299,885,587)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (3,153,130,930)     (3,153,130,930)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (4,900,133,061)     (4,900,133,061)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                    686,766,615    $    686,766,615      1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.05        0.04
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.05)      (0.04)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.73%          1.56%       4.84%       5.31%       4.45%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $324,638       $356,606    $307,841    $285,688    $284,932
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.65%(b)       0.60%       0.60%       0.60%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers                     0.94%(b)       0.90%       0.85%       0.85%       0.84%
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       1.52%       4.62%       5.16%       4.35%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $292,305,696.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for year or period ended August 31, 1999 have been audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
----------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
----------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
----------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
----------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
----------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
----------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
----------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
----------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
----------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
----------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
----------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
----------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 36.45% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

  This report may be distributed only to current shareholders or to persons who have received a current prospectus.



                                                                        TRE-AR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Trust Treasury
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Private Investment Class was providing competitive monthly and seven-day yields, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period, the WAM stood at 44 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $1.1 billion. Past performance cannot guarantee comparable future results.


================================================================================

YIELDS AS OF 8/31/03*

                                                             Monthly        Seven-Day
                                                             Yield          SEC Yield
Treasury Portfolio                                              0.63%            0.62%
Private Investment Class
iMoneyNet Money Fund Averages--Trademark--                      0.32%            0.33%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--                      0.63%            0.63%
Government Only/Institutions Only


================================================================================


    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--25.14%

U.S. TREASURY BILLS--10.76%(a)

1.12%                                          10/30/03   $100,000   $   99,815,625
-----------------------------------------------------------------------------------
0.86%                                          11/13/03     50,000       49,913,313
-----------------------------------------------------------------------------------
1.09%                                          11/20/03    150,000      149,638,333
-----------------------------------------------------------------------------------
1.09%                                          11/28/03     50,000       49,866,778
-----------------------------------------------------------------------------------
0.85%                                          12/11/03     50,000       49,880,764
-----------------------------------------------------------------------------------
0.92%                                          01/02/04    150,000      149,528,500
-----------------------------------------------------------------------------------
0.94%                                          01/22/04    100,000       99,626,611
-----------------------------------------------------------------------------------
1.00%                                          02/05/04    100,000       99,561,708
-----------------------------------------------------------------------------------
1.02%                                          02/19/04    200,000      199,026,250
===================================================================================
                                                                        946,857,882
===================================================================================
U.S. TREASURY NOTES--14.38%

2.75%                                          09/30/03     75,000       75,055,376
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,145,792
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      100,501,914
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,328,711
-----------------------------------------------------------------------------------
3.63%                                          03/31/04    300,000      304,185,145
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    250,000      253,645,477
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      101,644,043
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    300,000      304,475,986
===================================================================================
                                                                      1,264,982,444
===================================================================================
     Total U.S. Treasury Securities (Cost
       $2,211,840,326)                                                2,211,840,326
===================================================================================
     Total Investments (excluding Repurchase
       Agreements) (Cost $2,211,840,326)                              2,211,840,326
===================================================================================
REPURCHASE AGREEMENTS--74.78%

ABN AMRO Bank N.V.-New York Branch
   (Netherlands)
  1.00%(b)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  0.99%(c)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(d)                                     09/02/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.02%(e)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.01%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(h)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.01%(i)                                     09/02/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.02%(j)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
  0.97%(k)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.01%(l)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.01%(m)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(g)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  0.99%(n)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(o)                                     09/02/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.02%(p)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.01%(q)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(r)                                     09/02/03    527,837      527,836,830
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.01%(s)                                     09/02/03    200,000      200,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G.-New York Branch (Germany)
  1.00%(t)                                     09/02/03   $300,000   $  300,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $6,577,836,830)                                                6,577,836,830
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $8,789,677,156)(u)                                                  8,789,677,156
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       6,865,447
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $8,796,542,603
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $241,592,000 U.S. Treasury obligations, 7.88% to 8.13% due 11/15/04 to 08/15/19 with an aggregate market value at 08/31/03 of $306,001,007.
(c) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $340,225,000 U.S. Treasury obligations, 1.63% to 10.75% due 04/30/04 to 05/15/07 with an aggregate market value at 08/31/03 of $357,000,475.
(d) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $250,680,000 U.S. Treasury obligations, 7.50% to 13.75% due 08/15/04 to 02/15/20 with an aggregate market value at 08/31/03 of $306,001,219.
(e) Repurchase agreement entered into 08/29/03 with a maturing value of $800,090,667. Collateralized by $672,154,000 U.S. Treasury obligations, 3.00% to 3.88% due 11/30/03 to 01/15/09 with an aggregate market value at 08/31/03 of $816,000,355.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $394,056,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/03 to 08/15/30 with an aggregate market value at 08/31/03 of $154,755,631.
(g) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $288,230,000 U.S. Treasury obligations, 0% to 13.75% due 09/04/03 to 02/15/31 with an aggregate market value at 08/31/03 of $306,000,481.
(h) Repurchase agreement entered into 08/29/03 with a maturing value of $800,089,778. Collateralized by $691,721,032 U.S. Treasury obligations and cash pledges, 3.00% to 6.00% due 08/15/09 to 04/15/28 with an aggregate market value at 08/31/03 of $815,813,519.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $100,011,222. Collateralized by $99,306,000 U.S. Treasury obligations, 0% to 6.00% due 11/13/03 to 11/30/04 with an aggregate market value at 08/31/03 of $102,001,004.
(j) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,000. Collateralized by $335,791,000 U.S. Treasury obligations, 0% to 7.25% due 11/15/08 to 02/15/26 with an aggregate market value at 08/31/03 of $153,000,407.
(k) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $95,660,000 U.S. Treasury obligations, 9.88% due 11/15/15 with a market value at 08/31/03 of $153,002,474.

(l) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $508,363,000 U.S. Treasury obligations, 0% to 11.88% due 10/16/03 to 08/15/21 with an aggregate market value at 08/31/03 of $510,000,055.
(m) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $251,195,000 U.S. Treasury obligations, 7.50% to 12.38% due 05/15/04 to 11/15/16 with an aggregate market value at 08/31/03 of $306,001,055.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $338,051,000 U.S. Treasury obligations, 3.00% to 5.88% due 02/29/04 to 11/15/04 with an aggregate market value at 08/31/03 of $357,002,120.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(p) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $279,129,000 U.S. Treasury obligations, 0% to 6.25% due 07/15/12 to 05/15/30 with an aggregate market value at 08/31/03 of $306,003,091.
(q) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $287,582,000 U.S. Treasury obligations, 2.00% to 9.13% due 11/30/03 to 05/15/09 with an aggregate market value at 08/31/03 of $306,000,157.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(s) Repurchase agreement entered into 08/29/03 with a maturing value of $200,022,444. Collateralized by $177,318,000 U.S. Treasury obligations, 0% to 9.25% due 01/02/04 to 05/15/30 with an aggregate market value at 08/31/03 of $204,000,096.
(t) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $306,623,000 U.S. Treasury obligations, 0% to 2.38% due 09/25/03 to 08/15/06 with an aggregate market value at 08/31/03 of $306,000,577.
(u) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,211,840,326
----------------------------------------------------------------------------
Repurchase agreements                                          6,577,836,830
----------------------------------------------------------------------------
Cash                                                                  31,897
----------------------------------------------------------------------------
Receivables for:
  Interest                                                        13,606,420
----------------------------------------------------------------------------
  Amount due from advisor                                            514,063
----------------------------------------------------------------------------
Investment for deferred compensation plan                            162,986
----------------------------------------------------------------------------
Other assets                                                         109,642
============================================================================
    Total assets                                               8,804,102,164
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        6,054,490
----------------------------------------------------------------------------
  Deferred compensation plan                                         162,986
----------------------------------------------------------------------------
Accrued distribution fees                                            758,660
----------------------------------------------------------------------------
Accrued trustees' fees                                               248,126
----------------------------------------------------------------------------
Accrued transfer agent fees                                          144,154
----------------------------------------------------------------------------
Accrued operating expenses                                           191,145
============================================================================
    Total liabilities                                              7,559,561
============================================================================
Net assets applicable to shares outstanding                   $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,795,268,565
----------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,284,455
============================================================================
                                                              $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,367,382,144
____________________________________________________________________________
============================================================================
Private Investment Class                                      $1,100,857,405
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  324,638,464
____________________________________________________________________________
============================================================================
Cash Management Class                                         $2,259,951,335
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  119,660,093
____________________________________________________________________________
============================================================================
Resource Class                                                $  624,053,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,366,649,152
____________________________________________________________________________
============================================================================
Private Investment Class                                       1,100,761,707
____________________________________________________________________________
============================================================================
Personal Investment Class                                        324,569,900
____________________________________________________________________________
============================================================================
Cash Management Class                                          2,259,675,120
____________________________________________________________________________
============================================================================
Reserve Class                                                    119,631,552
____________________________________________________________________________
============================================================================
Resource Class                                                   623,970,690
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $110,488,784
==========================================================================

EXPENSES:

Advisory fees                                                   12,045,324
--------------------------------------------------------------------------
Administrative services fees                                       710,824
--------------------------------------------------------------------------
Custodian fees                                                     329,440
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,347,050
--------------------------------------------------------------------------
  Personal Investment Class                                      2,192,293
--------------------------------------------------------------------------
  Cash Management Class                                          2,065,580
--------------------------------------------------------------------------
  Reserve Class                                                  1,335,988
--------------------------------------------------------------------------
  Resource Class                                                   798,210
--------------------------------------------------------------------------
Transfer agent fees                                              1,257,943
--------------------------------------------------------------------------
Trustees' fees                                                      62,975
--------------------------------------------------------------------------
Other                                                              573,156
==========================================================================
    Total expenses                                              25,718,783
==========================================================================
Less: Fees waived                                               (9,487,075)
==========================================================================
    Net expenses                                                16,231,708
==========================================================================
Net investment income                                           94,257,076
==========================================================================
Net realized gain (loss) from investment securities                (43,670)
==========================================================================
Net increase in net assets resulting from operations          $ 94,213,406
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   94,257,076     $  157,049,741
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (43,670)           758,706
================================================================================================
    Net increase in net assets resulting from operations           94,213,406        157,808,447
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (53,855,705)       (92,715,019)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,247,767)       (12,339,455)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,170,180)        (5,132,011)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (24,974,807)       (36,529,757)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (585,958)        (2,392,182)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (4,422,659)        (7,941,317)
================================================================================================
    Decrease in net assets resulting from distributions           (94,257,076)      (157,049,741)
================================================================================================
Share transactions-net:
  Institutional Class                                             122,366,033        462,038,666
------------------------------------------------------------------------------------------------
  Private Investment Class                                        428,410,320         64,373,976
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (31,965,903)        48,732,225
------------------------------------------------------------------------------------------------
  Cash Management Class                                            36,570,357      1,067,830,889
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (43,158,808)       (50,018,518)
------------------------------------------------------------------------------------------------
  Resource Class                                                  174,544,616         80,265,843
================================================================================================
    Net increase in net assets resulting from share
      transactions                                                686,766,615      1,673,223,081
================================================================================================
    Net increase in net assets                                    686,722,945      1,673,981,787
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             8,109,819,658      6,435,837,871
================================================================================================
  End of year                                                  $8,796,542,603     $8,109,819,658
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $6,394,700.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $710,824 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,204,532 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,608,230, $1,599,205, $1,652,464, $1,148,279 and $638,568, respectively, after FMC waived plan fees of $1,738,820, $593,088, $413,116, $187,709 and $159,642, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                 2003            2002
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $94,257,076    $157,049,741
_________________________________________________________________________________________
=========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $    1,827,796
----------------------------------------------------------------------------
Temporary book/tax differences                                      (424,599)
----------------------------------------------------------------------------
Capital loss carryforward                                            (65,655)
----------------------------------------------------------------------------
Post-October capital loss deferral                                   (63,504)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,795,268,565
============================================================================
Total net assets                                              $8,796,542,603
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD
--------------------------------------------------------------------------
August 31, 2011                                                 $65,655
==========================================================================
Total capital loss carryforward                                 $65,655
__________________________________________________________________________
==========================================================================


NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            22,078,148,739    $ 22,078,148,739     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        8,283,376,861       8,283,376,861      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,809,310,264       2,809,310,264      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          26,327,078,343      26,327,078,343     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   3,109,360,020       3,109,360,020      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  5,071,580,037       5,071,580,037      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                10,625,207          10,625,207         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,956,880           1,956,880          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           2,229,318           2,229,318          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               9,377,601           9,377,601         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         612,102             612,102          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      3,097,640           3,097,640          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class           (21,966,407,913)    (21,966,407,913)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (7,856,923,421)     (7,856,923,421)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,843,505,485)     (2,843,505,485)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (26,299,885,587)    (26,299,885,587)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (3,153,130,930)     (3,153,130,930)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (4,900,133,061)     (4,900,133,061)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                    686,766,615    $    686,766,615      1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                        2003            2002        2001        2000        1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                      0.01           0.02        0.05        0.05        0.05
==================================================================================================
Less dividends from net investment
  income                                  (0.01)         (0.02)      (0.05)      (0.05)      (0.05)
==================================================================================================
Net asset value, end of period       $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                            0.98%          1.77%       5.05%       5.52%       4.66%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,100,857       $672,455    $608,022    $616,988    $415,184
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         0.41%(b)       0.40%       0.40%       0.40%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers                      0.69%(b)       0.65%       0.60%       0.60%       0.59%
==================================================================================================
Ratio of net investment income to
  average net assets                       0.97%(b)       1.72%       4.82%       5.36%       4.55%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $869,409,967.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for year or period ended August 31, 1999 have been audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
----------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
----------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
----------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
----------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
----------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
----------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
----------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
----------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
----------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
----------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
----------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
----------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 36.45% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                      SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                 RESERVE CLASS

                                AUGUST 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                                                                        TRE-AR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Trust Treasury
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.


YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Reserve Class was producing a monthly yield of 0.07% and a seven-day SEC yield of 0.06%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period, the WAM stood at 44 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $119.7 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.


                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--25.14%

U.S. TREASURY BILLS--10.76%(a)

1.12%                                          10/30/03   $100,000   $   99,815,625
-----------------------------------------------------------------------------------
0.86%                                          11/13/03     50,000       49,913,313
-----------------------------------------------------------------------------------
1.09%                                          11/20/03    150,000      149,638,333
-----------------------------------------------------------------------------------
1.09%                                          11/28/03     50,000       49,866,778
-----------------------------------------------------------------------------------
0.85%                                          12/11/03     50,000       49,880,764
-----------------------------------------------------------------------------------
0.92%                                          01/02/04    150,000      149,528,500
-----------------------------------------------------------------------------------
0.94%                                          01/22/04    100,000       99,626,611
-----------------------------------------------------------------------------------
1.00%                                          02/05/04    100,000       99,561,708
-----------------------------------------------------------------------------------
1.02%                                          02/19/04    200,000      199,026,250
===================================================================================
                                                                        946,857,882
===================================================================================
U.S. TREASURY NOTES--14.38%

2.75%                                          09/30/03     75,000       75,055,376
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,145,792
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      100,501,914
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,328,711
-----------------------------------------------------------------------------------
3.63%                                          03/31/04    300,000      304,185,145
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    250,000      253,645,477
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      101,644,043
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    300,000      304,475,986
===================================================================================
                                                                      1,264,982,444
===================================================================================
     Total U.S. Treasury Securities (Cost
       $2,211,840,326)                                                2,211,840,326
===================================================================================
     Total Investments (excluding Repurchase
       Agreements) (Cost $2,211,840,326)                              2,211,840,326
===================================================================================
REPURCHASE AGREEMENTS--74.78%

ABN AMRO Bank N.V.-New York Branch
   (Netherlands)
  1.00%(b)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  0.99%(c)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(d)                                     09/02/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.02%(e)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.01%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(h)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.01%(i)                                     09/02/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.02%(j)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
  0.97%(k)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.01%(l)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.01%(m)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(g)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  0.99%(n)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(o)                                     09/02/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.02%(p)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.01%(q)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(r)                                     09/02/03    527,837      527,836,830
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.01%(s)                                     09/02/03    200,000      200,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G.-New York Branch (Germany)
  1.00%(t)                                     09/02/03   $300,000   $  300,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $6,577,836,830)                                                6,577,836,830
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $8,789,677,156)(u)                                                  8,789,677,156
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       6,865,447
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $8,796,542,603
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $241,592,000 U.S. Treasury obligations, 7.88% to 8.13% due 11/15/04 to 08/15/19 with an aggregate market value at 08/31/03 of $306,001,007.
(c) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $340,225,000 U.S. Treasury obligations, 1.63% to 10.75% due 04/30/04 to 05/15/07 with an aggregate market value at 08/31/03 of $357,000,475.
(d) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $250,680,000 U.S. Treasury obligations, 7.50% to 13.75% due 08/15/04 to 02/15/20 with an aggregate market value at 08/31/03 of $306,001,219.
(e) Repurchase agreement entered into 08/29/03 with a maturing value of $800,090,667. Collateralized by $672,154,000 U.S. Treasury obligations, 3.00% to 3.88% due 11/30/03 to 01/15/09 with an aggregate market value at 08/31/03 of $816,000,355.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $394,056,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/03 to 08/15/30 with an aggregate market value at 08/31/03 of $154,755,631.
(g) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $288,230,000 U.S. Treasury obligations, 0% to 13.75% due 09/04/03 to 02/15/31 with an aggregate market value at 08/31/03 of $306,000,481.
(h) Repurchase agreement entered into 08/29/03 with a maturing value of $800,089,778. Collateralized by $691,721,032 U.S. Treasury obligations and cash pledges, 3.00% to 6.00% due 08/15/09 to 04/15/28 with an aggregate market value at 08/31/03 of $815,813,519.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $100,011,222. Collateralized by $99,306,000 U.S. Treasury obligations, 0% to 6.00% due 11/13/03 to 11/30/04 with an aggregate market value at 08/31/03 of $102,001,004.
(j) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,000. Collateralized by $335,791,000 U.S. Treasury obligations, 0% to 7.25% due 11/15/08 to 02/15/26 with an aggregate market value at 08/31/03 of $153,000,407.
(k) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $95,660,000 U.S. Treasury obligations, 9.88% due 11/15/15 with a market value at 08/31/03 of $153,002,474.

(l) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $508,363,000 U.S. Treasury obligations, 0% to 11.88% due 10/16/03 to 08/15/21 with an aggregate market value at 08/31/03 of $510,000,055.
(m) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $251,195,000 U.S. Treasury obligations, 7.50% to 12.38% due 05/15/04 to 11/15/16 with an aggregate market value at 08/31/03 of $306,001,055.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $338,051,000 U.S. Treasury obligations, 3.00% to 5.88% due 02/29/04 to 11/15/04 with an aggregate market value at 08/31/03 of $357,002,120.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(p) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $279,129,000 U.S. Treasury obligations, 0% to 6.25% due 07/15/12 to 05/15/30 with an aggregate market value at 08/31/03 of $306,003,091.
(q) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $287,582,000 U.S. Treasury obligations, 2.00% to 9.13% due 11/30/03 to 05/15/09 with an aggregate market value at 08/31/03 of $306,000,157.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(s) Repurchase agreement entered into 08/29/03 with a maturing value of $200,022,444. Collateralized by $177,318,000 U.S. Treasury obligations, 0% to 9.25% due 01/02/04 to 05/15/30 with an aggregate market value at 08/31/03 of $204,000,096.
(t) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $306,623,000 U.S. Treasury obligations, 0% to 2.38% due 09/25/03 to 08/15/06 with an aggregate market value at 08/31/03 of $306,000,577.
(u) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,211,840,326
----------------------------------------------------------------------------
Repurchase agreements                                          6,577,836,830
----------------------------------------------------------------------------
Cash                                                                  31,897
----------------------------------------------------------------------------
Receivables for:
  Interest                                                        13,606,420
----------------------------------------------------------------------------
  Amount due from advisor                                            514,063
----------------------------------------------------------------------------
Investment for deferred compensation plan                            162,986
----------------------------------------------------------------------------
Other assets                                                         109,642
============================================================================
    Total assets                                               8,804,102,164
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        6,054,490
----------------------------------------------------------------------------
  Deferred compensation plan                                         162,986
----------------------------------------------------------------------------
Accrued distribution fees                                            758,660
----------------------------------------------------------------------------
Accrued trustees' fees                                               248,126
----------------------------------------------------------------------------
Accrued transfer agent fees                                          144,154
----------------------------------------------------------------------------
Accrued operating expenses                                           191,145
============================================================================
    Total liabilities                                              7,559,561
============================================================================
Net assets applicable to shares outstanding                   $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,795,268,565
----------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,284,455
============================================================================
                                                              $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,367,382,144
____________________________________________________________________________
============================================================================
Private Investment Class                                      $1,100,857,405
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  324,638,464
____________________________________________________________________________
============================================================================
Cash Management Class                                         $2,259,951,335
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  119,660,093
____________________________________________________________________________
============================================================================
Resource Class                                                $  624,053,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,366,649,152
____________________________________________________________________________
============================================================================
Private Investment Class                                       1,100,761,707
____________________________________________________________________________
============================================================================
Personal Investment Class                                        324,569,900
____________________________________________________________________________
============================================================================
Cash Management Class                                          2,259,675,120
____________________________________________________________________________
============================================================================
Reserve Class                                                    119,631,552
____________________________________________________________________________
============================================================================
Resource Class                                                   623,970,690
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $110,488,784
==========================================================================

EXPENSES:

Advisory fees                                                   12,045,324
--------------------------------------------------------------------------
Administrative services fees                                       710,824
--------------------------------------------------------------------------
Custodian fees                                                     329,440
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,347,050
--------------------------------------------------------------------------
  Personal Investment Class                                      2,192,293
--------------------------------------------------------------------------
  Cash Management Class                                          2,065,580
--------------------------------------------------------------------------
  Reserve Class                                                  1,335,988
--------------------------------------------------------------------------
  Resource Class                                                   798,210
--------------------------------------------------------------------------
Transfer agent fees                                              1,257,943
--------------------------------------------------------------------------
Trustees' fees                                                      62,975
--------------------------------------------------------------------------
Other                                                              573,156
==========================================================================
    Total expenses                                              25,718,783
==========================================================================
Less: Fees waived                                               (9,487,075)
==========================================================================
    Net expenses                                                16,231,708
==========================================================================
Net investment income                                           94,257,076
==========================================================================
Net realized gain (loss) from investment securities                (43,670)
==========================================================================
Net increase in net assets resulting from operations          $ 94,213,406
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   94,257,076     $  157,049,741
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (43,670)           758,706
================================================================================================
    Net increase in net assets resulting from operations           94,213,406        157,808,447
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (53,855,705)       (92,715,019)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,247,767)       (12,339,455)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,170,180)        (5,132,011)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (24,974,807)       (36,529,757)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (585,958)        (2,392,182)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (4,422,659)        (7,941,317)
================================================================================================
    Decrease in net assets resulting from distributions           (94,257,076)      (157,049,741)
================================================================================================
Share transactions-net:
  Institutional Class                                             122,366,033        462,038,666
------------------------------------------------------------------------------------------------
  Private Investment Class                                        428,410,320         64,373,976
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (31,965,903)        48,732,225
------------------------------------------------------------------------------------------------
  Cash Management Class                                            36,570,357      1,067,830,889
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (43,158,808)       (50,018,518)
------------------------------------------------------------------------------------------------
  Resource Class                                                  174,544,616         80,265,843
================================================================================================
    Net increase in net assets resulting from share
      transactions                                                686,766,615      1,673,223,081
================================================================================================
    Net increase in net assets                                    686,722,945      1,673,981,787
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             8,109,819,658      6,435,837,871
================================================================================================
  End of year                                                  $8,796,542,603     $8,109,819,658
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $6,394,700.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $710,824 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,204,532 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,608,230, $1,599,205, $1,652,464, $1,148,279 and $638,568, respectively, after FMC waived plan fees of $1,738,820, $593,088, $413,116, $187,709 and $159,642, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                 2003            2002
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $94,257,076    $157,049,741
_________________________________________________________________________________________
=========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $    1,827,796
----------------------------------------------------------------------------
Temporary book/tax differences                                      (424,599)
----------------------------------------------------------------------------
Capital loss carryforward                                            (65,655)
----------------------------------------------------------------------------
Post-October capital loss deferral                                   (63,504)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,795,268,565
============================================================================
Total net assets                                              $8,796,542,603
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD
--------------------------------------------------------------------------
August 31, 2011                                                 $65,655
==========================================================================
Total capital loss carryforward                                 $65,655
__________________________________________________________________________
==========================================================================


NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            22,078,148,739    $ 22,078,148,739     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        8,283,376,861       8,283,376,861      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,809,310,264       2,809,310,264      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          26,327,078,343      26,327,078,343     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   3,109,360,020       3,109,360,020      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  5,071,580,037       5,071,580,037      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                10,625,207          10,625,207         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,956,880           1,956,880          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           2,229,318           2,229,318          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               9,377,601           9,377,601         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         612,102             612,102          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      3,097,640           3,097,640          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class           (21,966,407,913)    (21,966,407,913)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (7,856,923,421)     (7,856,923,421)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,843,505,485)     (2,843,505,485)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (26,299,885,587)    (26,299,885,587)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (3,153,130,930)     (3,153,130,930)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (4,900,133,061)     (4,900,133,061)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                    686,766,615    $    686,766,615      1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESERVE CLASS
                                 ------------------------------------------------------------------
                                                                                    JANUARY 4, 1999
                                                                                      (DATE SALES
                                              YEAR ENDED AUGUST 31,                  COMMENCED) TO
                                 -----------------------------------------------      AUGUST 31,
                                   2003           2002        2001        2000           1999
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00       $   1.00    $   1.00    $   1.00       $   1.00
---------------------------------------------------------------------------------------------------
Net investment income               0.004           0.01        0.04        0.05           0.03
===================================================================================================
Less dividends from net
  investment income               (0.004)         (0.01)      (0.04)      (0.05)         (0.03)
===================================================================================================
Net asset value, end of period   $   1.00       $   1.00    $   1.00    $   1.00       $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                     0.41%          1.26%       4.53%       4.99%          2.63%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $119,660       $162,819    $212,818    $140,886       $119,976
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers               0.97%(b)          0.90%       0.90%       0.90%       0.89%(c)
---------------------------------------------------------------------------------------------------
  Without fee waivers            1.19%(b)          1.15%       1.10%       1.10%       1.09%(c)
===================================================================================================
Ratio of net investment income
  to average net assets          0.41%(b)          1.22%       4.32%       4.86%       2.09%(c)
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $133,598,801.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for year or period ended August 31, 1999 have been audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
----------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
----------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
----------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
----------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
----------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
----------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
----------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
----------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
----------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
----------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
----------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
----------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 36.45% was derived from U.S. Treasury
Obligations.

                                  [COVER ART]

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                 RESOURCE CLASS

                                 AUGUST 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

  This report may be distributed only to current shareholders or to persons who have received a current prospectus.

                                                                        TRE-AR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Trust Treasury
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period, the WAM stood at 44 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $624.1 million. Past performance cannot guarantee comparable future results.

================================================================================

YIELDS AS OF 8/31/03*


                                                             Monthly          Seven-Day
                                                             Yield            SEC Yield
Treasury Portfolio                                              0.77%              0.76%
Resource Class
iMoneyNet Money Fund Averages--Trademark--                      0.32%              0.33%
U.S. Treasury/Repurchase Agreements
iMoneyNet Money Fund Averages--Trademark--                      0.63%              0.63%
Government Only/Institutions Only


================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and any applicable interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman


*The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase Agreements category consists of 57 funds that invest only in T-bills or repurchase agreements backed by T-bills. The iMoneyNet Government Only/Institutions Only category consists of 311 funds that invest in U.S. T-Bills, repos, or government agency securities.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--25.14%

U.S. TREASURY BILLS--10.76%(a)

1.12%                                          10/30/03   $100,000   $   99,815,625
-----------------------------------------------------------------------------------
0.86%                                          11/13/03     50,000       49,913,313
-----------------------------------------------------------------------------------
1.09%                                          11/20/03    150,000      149,638,333
-----------------------------------------------------------------------------------
1.09%                                          11/28/03     50,000       49,866,778
-----------------------------------------------------------------------------------
0.85%                                          12/11/03     50,000       49,880,764
-----------------------------------------------------------------------------------
0.92%                                          01/02/04    150,000      149,528,500
-----------------------------------------------------------------------------------
0.94%                                          01/22/04    100,000       99,626,611
-----------------------------------------------------------------------------------
1.00%                                          02/05/04    100,000       99,561,708
-----------------------------------------------------------------------------------
1.02%                                          02/19/04    200,000      199,026,250
===================================================================================
                                                                        946,857,882
===================================================================================
U.S. TREASURY NOTES--14.38%

2.75%                                          09/30/03     75,000       75,055,376
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,145,792
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      100,501,914
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,328,711
-----------------------------------------------------------------------------------
3.63%                                          03/31/04    300,000      304,185,145
-----------------------------------------------------------------------------------
3.38%                                          04/30/04    250,000      253,645,477
-----------------------------------------------------------------------------------
3.25%                                          05/31/04    100,000      101,644,043
-----------------------------------------------------------------------------------
2.88%                                          06/30/04    300,000      304,475,986
===================================================================================
                                                                      1,264,982,444
===================================================================================
     Total U.S. Treasury Securities (Cost
       $2,211,840,326)                                                2,211,840,326
===================================================================================
     Total Investments (excluding Repurchase
       Agreements) (Cost $2,211,840,326)                              2,211,840,326
===================================================================================
REPURCHASE AGREEMENTS--74.78%

ABN AMRO Bank N.V.-New York Branch
   (Netherlands)
  1.00%(b)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Banc of America Securities LLC
  0.99%(c)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.02%(d)                                     09/02/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.02%(e)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.01%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.01%(h)                                     09/02/03    800,000      800,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.01%(i)                                     09/02/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.02%(j)                                     09/02/03    150,000      150,000,000
-----------------------------------------------------------------------------------
  0.97%(k)                                     07/23/04    150,000      150,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.01%(l)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.01%(m)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Harris Nesbitt Corp.-New York Branch (Canada)
  1.00%(g)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
JP Morgan Securities Inc.
  0.99%(n)                                     09/02/03    350,000      350,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(o)                                     09/02/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.02%(p)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.01%(q)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(r)                                     09/02/03    527,837      527,836,830
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.01%(s)                                     09/02/03    200,000      200,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G.-New York Branch (Germany)
  1.00%(t)                                     09/02/03   $300,000   $  300,000,000
===================================================================================
     Total Repurchase Agreements (Cost
       $6,577,836,830)                                                6,577,836,830
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $8,789,677,156)(u)                                                  8,789,677,156
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       6,865,447
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $8,796,542,603
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $241,592,000 U.S. Treasury obligations, 7.88% to 8.13% due 11/15/04 to 08/15/19 with an aggregate market value at 08/31/03 of $306,001,007.
(c) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $340,225,000 U.S. Treasury obligations, 1.63% to 10.75% due 04/30/04 to 05/15/07 with an aggregate market value at 08/31/03 of $357,000,475.
(d) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $250,680,000 U.S. Treasury obligations, 7.50% to 13.75% due 08/15/04 to 02/15/20 with an aggregate market value at 08/31/03 of $306,001,219.
(e) Repurchase agreement entered into 08/29/03 with a maturing value of $800,090,667. Collateralized by $672,154,000 U.S. Treasury obligations, 3.00% to 3.88% due 11/30/03 to 01/15/09 with an aggregate market value at 08/31/03 of $816,000,355.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $394,056,000 U.S. Treasury obligations, 0% to 11.25% due 11/15/03 to 08/15/30 with an aggregate market value at 08/31/03 of $154,755,631.
(g) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $288,230,000 U.S. Treasury obligations, 0% to 13.75% due 09/04/03 to 02/15/31 with an aggregate market value at 08/31/03 of $306,000,481.
(h) Repurchase agreement entered into 08/29/03 with a maturing value of $800,089,778. Collateralized by $691,721,032 U.S. Treasury obligations and cash pledges, 3.00% to 6.00% due 08/15/09 to 04/15/28 with an aggregate market value at 08/31/03 of $815,813,519.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $100,011,222. Collateralized by $99,306,000 U.S. Treasury obligations, 0% to 6.00% due 11/13/03 to 11/30/04 with an aggregate market value at 08/31/03 of $102,001,004.
(j) Repurchase agreement entered into 08/29/03 with a maturing value of $150,017,000. Collateralized by $335,791,000 U.S. Treasury obligations, 0% to 7.25% due 11/15/08 to 02/15/26 with an aggregate market value at 08/31/03 of $153,000,407.
(k) Term repurchase agreement entered into 06/25/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $95,660,000 U.S. Treasury obligations, 9.88% due 11/15/15 with a market value at 08/31/03 of $153,002,474.

(l) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $508,363,000 U.S. Treasury obligations, 0% to 11.88% due 10/16/03 to 08/15/21 with an aggregate market value at 08/31/03 of $510,000,055.
(m) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $251,195,000 U.S. Treasury obligations, 7.50% to 12.38% due 05/15/04 to 11/15/16 with an aggregate market value at 08/31/03 of $306,001,055.
(n) Repurchase agreement entered into 08/29/03 with a maturing value of $350,038,500. Collateralized by $338,051,000 U.S. Treasury obligations, 3.00% to 5.88% due 02/29/04 to 11/15/04 with an aggregate market value at 08/31/03 of $357,002,120.
(o) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(p) Repurchase agreement entered into 08/29/03 with a maturing value of $300,034,000. Collateralized by $279,129,000 U.S. Treasury obligations, 0% to 6.25% due 07/15/12 to 05/15/30 with an aggregate market value at 08/31/03 of $306,003,091.
(q) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,667. Collateralized by $287,582,000 U.S. Treasury obligations, 2.00% to 9.13% due 11/30/03 to 05/15/09 with an aggregate market value at 08/31/03 of $306,000,157.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(s) Repurchase agreement entered into 08/29/03 with a maturing value of $200,022,444. Collateralized by $177,318,000 U.S. Treasury obligations, 0% to 9.25% due 01/02/04 to 05/15/30 with an aggregate market value at 08/31/03 of $204,000,096.
(t) Repurchase agreement entered into 08/29/03 with a maturing value of $300,033,333. Collateralized by $306,623,000 U.S. Treasury obligations, 0% to 2.38% due 09/25/03 to 08/15/06 with an aggregate market value at 08/31/03 of $306,000,577.
(u) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,211,840,326
----------------------------------------------------------------------------
Repurchase agreements                                          6,577,836,830
----------------------------------------------------------------------------
Cash                                                                  31,897
----------------------------------------------------------------------------
Receivables for:
  Interest                                                        13,606,420
----------------------------------------------------------------------------
  Amount due from advisor                                            514,063
----------------------------------------------------------------------------
Investment for deferred compensation plan                            162,986
----------------------------------------------------------------------------
Other assets                                                         109,642
============================================================================
    Total assets                                               8,804,102,164
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        6,054,490
----------------------------------------------------------------------------
  Deferred compensation plan                                         162,986
----------------------------------------------------------------------------
Accrued distribution fees                                            758,660
----------------------------------------------------------------------------
Accrued trustees' fees                                               248,126
----------------------------------------------------------------------------
Accrued transfer agent fees                                          144,154
----------------------------------------------------------------------------
Accrued operating expenses                                           191,145
============================================================================
    Total liabilities                                              7,559,561
============================================================================
Net assets applicable to shares outstanding                   $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $8,795,268,565
----------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,284,455
============================================================================
                                                              $8,796,542,603
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,367,382,144
____________________________________________________________________________
============================================================================
Private Investment Class                                      $1,100,857,405
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  324,638,464
____________________________________________________________________________
============================================================================
Cash Management Class                                         $2,259,951,335
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  119,660,093
____________________________________________________________________________
============================================================================
Resource Class                                                $  624,053,162
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,366,649,152
____________________________________________________________________________
============================================================================
Private Investment Class                                       1,100,761,707
____________________________________________________________________________
============================================================================
Personal Investment Class                                        324,569,900
____________________________________________________________________________
============================================================================
Cash Management Class                                          2,259,675,120
____________________________________________________________________________
============================================================================
Reserve Class                                                    119,631,552
____________________________________________________________________________
============================================================================
Resource Class                                                   623,970,690
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $110,488,784
==========================================================================

EXPENSES:

Advisory fees                                                   12,045,324
--------------------------------------------------------------------------
Administrative services fees                                       710,824
--------------------------------------------------------------------------
Custodian fees                                                     329,440
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,347,050
--------------------------------------------------------------------------
  Personal Investment Class                                      2,192,293
--------------------------------------------------------------------------
  Cash Management Class                                          2,065,580
--------------------------------------------------------------------------
  Reserve Class                                                  1,335,988
--------------------------------------------------------------------------
  Resource Class                                                   798,210
--------------------------------------------------------------------------
Transfer agent fees                                              1,257,943
--------------------------------------------------------------------------
Trustees' fees                                                      62,975
--------------------------------------------------------------------------
Other                                                              573,156
==========================================================================
    Total expenses                                              25,718,783
==========================================================================
Less: Fees waived                                               (9,487,075)
==========================================================================
    Net expenses                                                16,231,708
==========================================================================
Net investment income                                           94,257,076
==========================================================================
Net realized gain (loss) from investment securities                (43,670)
==========================================================================
Net increase in net assets resulting from operations          $ 94,213,406
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   94,257,076     $  157,049,741
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 (43,670)           758,706
================================================================================================
    Net increase in net assets resulting from operations           94,213,406        157,808,447
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (53,855,705)       (92,715,019)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,247,767)       (12,339,455)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,170,180)        (5,132,011)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (24,974,807)       (36,529,757)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (585,958)        (2,392,182)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (4,422,659)        (7,941,317)
================================================================================================
    Decrease in net assets resulting from distributions           (94,257,076)      (157,049,741)
================================================================================================
Share transactions-net:
  Institutional Class                                             122,366,033        462,038,666
------------------------------------------------------------------------------------------------
  Private Investment Class                                        428,410,320         64,373,976
------------------------------------------------------------------------------------------------
  Personal Investment Class                                       (31,965,903)        48,732,225
------------------------------------------------------------------------------------------------
  Cash Management Class                                            36,570,357      1,067,830,889
------------------------------------------------------------------------------------------------
  Reserve Class                                                   (43,158,808)       (50,018,518)
------------------------------------------------------------------------------------------------
  Resource Class                                                  174,544,616         80,265,843
================================================================================================
    Net increase in net assets resulting from share
      transactions                                                686,766,615      1,673,223,081
================================================================================================
    Net increase in net assets                                    686,722,945      1,673,981,787
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of year                                             8,109,819,658      6,435,837,871
================================================================================================
  End of year                                                  $8,796,542,603     $8,109,819,658
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $6,394,700.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $710,824 for such services.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,204,532 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,608,230, $1,599,205, $1,652,464, $1,148,279 and $638,568, respectively, after FMC waived plan fees of $1,738,820, $593,088, $413,116, $187,709 and $159,642, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                 2003            2002
-----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $94,257,076    $157,049,741
_________________________________________________________________________________________
=========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $    1,827,796
----------------------------------------------------------------------------
Temporary book/tax differences                                      (424,599)
----------------------------------------------------------------------------
Capital loss carryforward                                            (65,655)
----------------------------------------------------------------------------
Post-October capital loss deferral                                   (63,504)
----------------------------------------------------------------------------
Shares of beneficial interest                                  8,795,268,565
============================================================================
Total net assets                                              $8,796,542,603
____________________________________________________________________________
============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
                         EXPIRATION                           CARRYFORWARD
--------------------------------------------------------------------------
August 31, 2011                                                 $65,655
==========================================================================
Total capital loss carryforward                                 $65,655
__________________________________________________________________________
==========================================================================


NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                      CHANGES IN SHARES OUTSTANDING
                                --------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------------
                                               2003                                   2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            22,078,148,739    $ 22,078,148,739     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        8,283,376,861       8,283,376,861      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       2,809,310,264       2,809,310,264      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          26,327,078,343      26,327,078,343     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   3,109,360,020       3,109,360,020      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  5,071,580,037       5,071,580,037      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                10,625,207          10,625,207         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,956,880           1,956,880          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           2,229,318           2,229,318          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               9,377,601           9,377,601         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         612,102             612,102          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      3,097,640           3,097,640          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class           (21,966,407,913)    (21,966,407,913)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (7,856,923,421)     (7,856,923,421)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (2,843,505,485)     (2,843,505,485)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (26,299,885,587)    (26,299,885,587)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (3,153,130,930)     (3,153,130,930)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (4,900,133,061)     (4,900,133,061)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                    686,766,615    $    686,766,615      1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.06        0.05
=================================================================================================
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.06)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           1.12%          1.91%       5.20%       5.66%       4.80%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $624,053       $449,511    $369,204    $305,136    $359,101
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.27%(b)       0.26%       0.26%       0.26%       0.25%
-------------------------------------------------------------------------------------------------
  Without fee waivers                     0.39%(b)       0.35%       0.30%       0.30%       0.29%
=================================================================================================
Ratio of net investment income to
  average net assets                      1.11%(b)       1.86%       4.96%       5.50%       4.69%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $399,105,065.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders
Short-Term Investments Trust

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for year or period ended August 31, 1999 have been audited by other auditors whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)
TRUST                              SINCE            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1977             Director and Chairman, A I M Management Group Inc.
  Trustee, Chairman and                             (financial services holding company); and Director and Vice
  President                                         Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC -- AIM
                                                    Division (parent of AIM and a global investment management firm)
                                                    Formerly: President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor); and
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services,
                                                    Inc.(3), (registered transfer agent), and Fund Management
                                                    Company (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
----------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive Officer, A I M
  Trustee and Executive Vice                        Management Group Inc. (financial services holding company);
  President                                         Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3) (registered
                                                    transfer agent); and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global investment management firm)
                                                    Formerly: Director, Chairman, President and Chief Executive
                                                    Officer, INVESCO Funds Group, Inc. and INVESCO Distributors,
                                                    Inc.; Chief Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
----------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie
  Trustee
----------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates (technology
  Trustee                                           consulting company)
----------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private business
  Trustee                                           corporations, including the Boss Group Ltd. (private
                                                    investment and management) and Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive Officer,
                                                    Volvo Group North America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated Volvo Group
                                                    companies
----------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage Corp.; President and
  Trustee                                           Chief Operating Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century Group, Inc.
  Trustee                                           (government affairs company) and Texana Timber LP
----------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE         OTHER DIRECTORSHIP(S)
TRUST                             HELD BY TRUSTEE
--------------------------------  ----------------------

  INTERESTED PERSONS
-------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946     None
  Trustee, Chairman and
  President
-------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951   Director and Chairman,
  Trustee and Executive Vice      INVESCO Bond Funds,
  President                       Inc., INVESCO
                                  Combination Stock &
                                  Bond Funds, Inc.,
                                  INVESCO Counselor
                                  Series Funds, Inc.,
                                  INVESCO International
                                  Funds, Inc., INVESCO
                                  Manager Series Funds,
                                  Inc., INVESCO Money
                                  Market Funds, Inc.,
                                  INVESCO Sector Funds,
                                  Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series
                                  Funds, Inc. and
                                  INVESCO Variable
                                  Investment Funds, Inc.
-------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
  Frank S. Bayley -- 1939         Badgley Funds, Inc.
  Trustee                         (registered investment
                                  company)
-------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944       ACE Limited (insurance
  Trustee                         company); and
                                  Captaris, Inc.
                                  (unified messaging
                                  provider)
-------------------------------------------------------------------------------
  Albert R. Dowden -- 1941        Cortland Trust, Inc.
  Trustee                         (Chairman) (registered
                                  investment company);
                                  Annuity and Life Re
                                  (Holdings), Ltd.
                                  (insurance company)
-------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935     None
  Trustee
-------------------------------------------------------------------------------
  Jack M. Fields -- 1952          Administaff
  Trustee
-------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of Short-Term Investments Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1980               Partner, law firm of Kramer Levin Naftalis and Frankel LLP
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the USA
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1981               Partner, law firm of Pennock & Cooper
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired
  Trustee
-------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and Operations Hines
  Trustee                                              Interests Limited Partnership (real estate development
                                                       company)
-------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and General
  Senior Vice President                                Counsel, A I M Management Group Inc. (financial services
                                                       holding company) and A I M Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General Counsel, Liberty
                                                       Financial Companies, Inc.; and Senior Vice President and
                                                       General Counsel, Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1977               Director, Chairman and Director of Investments, A I M
  Senior Vice President                                Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President, A I M
                                                       Capital Management Inc.
-------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer -- Fixed
  Vice President                                       Income, A I M Capital Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer, A I M Advisors,
  Vice President                                       Inc. and A I M Capital Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
-------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1989               Managing Director and Chief Cash Management Officer, A I M
  Vice President                                       Capital Management, Inc.; Director and President, Fund
                                                       Management Company; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and President, Chief
  Vice President                                       Executive Officer and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1986               Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  ----------------------

  Carl Frischling -- 1937          Cortland Trust, Inc.
  Trustee                          (registered investment
                                   company)
----------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950       None
  Trustee
----------------------------------------------------------------------------
  Lewis F. Pennock -- 1942         None
  Trustee
----------------------------------------------------------------------------
  Ruth H. Quigley -- 1935          None
  Trustee
----------------------------------------------------------------------------
  Louis S. Sklar -- 1939           None
  Trustee
----------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956       N/A
  Senior Vice President
----------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947          N/A
  Senior Vice President
----------------------------------------------------------------------------
  Stuart W. Coco -- 1955           N/A
  Vice President
----------------------------------------------------------------------------
  Melville B. Cox -- 1943          N/A
  Vice President
----------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960        N/A
  Vice President
----------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940       N/A
  Vice President
----------------------------------------------------------------------------
  Dana R. Sutton -- 1959           N/A
  Vice President and Treasurer
----------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 36.45% was derived from U.S. Treasury
Obligations.

ITEM 2. CODE OF ETHICS

Pursuant to rules of the Securities and Exchange Commission adopted pursuant to
Section 406 of the Sarbanes-Oxley Act of 2002 that became effective on March 1, 2003, a registered management investment company must disclose, for each fiscal year ending on or after July 15, 2003, whether the investment company has adopted a code of ethics for its principal executive officer, principal financial officer, principal accounting officer or controller, or persons serving similar positions (collectively, "Senior Officers"), and if not why not.

Registrant is one of eighteen legal entities, consisting of 87 series portfolios, known as "The AIM Family of Funds--Registered Trademark--" (the "AIM Funds"). The AIM Funds have fiscal years that end at different times throughout the year.

At a meeting in person held on September 16-17, 2003, the Boards of Directors/Trustees of the AIM Funds adopted a uniform code of ethics for the Senior Officers of all of the AIM Funds, including Registrant, a copy of which is included in this filing under Item 10(a) (the "Code"). Most of the AIM Funds have fiscal years ending in October and December. For those Funds, the action taken by the Boards to adopt the Code occurred prior to the end of their current fiscal years. For Funds with fiscal years that ended July 31, 2003 or August 31, 2003, including Registrant, this action occurred subsequent to the end of their 2003 fiscal year-end.

The Senior Officers have represented to the Registrant that there would have been no waivers, including implied waivers, sought under the Code had it been in effect during Registrant's most recent fiscal year. As officers of the Registrant's investment advisor, which is a wholly owned subsidiary of AMVESCAP PLC, the Senior Officers are also subject to AMVESCAP's Code of Conduct. The AMVESCAP Code of Conduct requires the Senior Officers to adhere to the highest standards of honest and ethical conduct.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of September 15, 2003, an evaluation was performed under the supervision and with the participation of the officers of Short-Term Investments Trust (the "Fund"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of September 15, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Fund is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Code of Ethics

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ROBERT H. GRAHAM
     ------------------------------
        Robert H. Graham
        Principal Executive Officer

Date:  November 7, 2003


By:  /s/DANA R. SUTTON
     ------------------------------
        Dana R. Sutton
        Principal Financial Officer

Date:  November 7, 2003